As filed with the U.S. Securities and Exchange Commission on January 23, 2013

File No. 002-73948

File No. 811-03258

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 157	[X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 158

(Check appropriate box or boxes.)

DFA INVESTMENT DIMENSIONS GROUP INC.

(Exact Name of Registrant as Specified in Charter)

6300 Bee Cave Road, Building One, Austin, TX      78746

(Address of Principal Executive Office)            (Zip Code)

Registrant’s Telephone Number, including Area Code      (512) 306-7400

Catherine L. Newell, Esquire, Vice President and Secretary

DFA Investment Dimensions Group Inc.,

6300 Bee Cave Road, Building One, Austin, TX      78746

(Name and Address of Agent for Service)

Please send copies of all communications to:

Jana L. Cresswell, Esquire

Stradley, Ronon, Stevens & Young, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8048

It is proposed that this filing will become effective (check appropriate box):

[   ]    immediately upon filing pursuant to paragraph (b)

[   ]    on [Date] pursuant to paragraph (b)

[X]    60 days after filing pursuant to paragraph (a)(1)

[   ]    on [Date] pursuant to paragraph (a)(1)

[   ]    75 days after filing pursuant to paragraph (a)(2)

[   ]    on [Date] pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[   ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:

DFA VA Global Moderate Allocation Portfolio: Institutional Class Shares

This Post-Effective Amendment Nos. 157/158 to Registration File Nos. 002-73948/811-03258 includes the following:

1.	FACING PAGE

2.	CONTENTS PAGE

3.	PART A -- Prospectus relating to the Institutional Class shares of Registrant’s DFA VA Global Moderate Allocation Portfolio series of shares.

5.	PART B -- Statement of Additional Information relating to the Institutional Class shares of Registrant’s DFA VA Global Moderate Allocation Portfolio series of shares.

7.	PART C -- Other Information

8.	SIGNATURES

Subject to completion, January 23, 2013

P R O S P E C T U S

                    , 2013

Please carefully read the important information it contains before investing.

DFA INVESTMENT DIMENSIONS GROUP INC.

PORTFOLIO FOR LONG-TERM INVESTORS SEEKING TO INVEST IN:

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

INSTITUTIONAL CLASS SHARES

This Prospectus describes the Institutional Class shares of the Portfolio which:

Are exclusively available to insurance company separate accounts funding variable life and variable annuity insurance contracts.

Do not charge a sales commission or “load.”

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

The information in this Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

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DFA VA Global Moderate Allocation Portfolio

INVESTMENT OBJECTIVE

The investment objective of the DFA VA Global Moderate Allocation Portfolio (the “Portfolio”) is to seek total return consisting of capital appreciation and current income. The DFA VA Global Moderate Allocation Portfolio is a “fund of funds,” which means that the Portfolio uses its assets to purchase other mutual funds (the “Underlying Funds”) managed by Dimensional Fund Advisors LP (the “Advisor”).

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses you may pay if you buy and hold shares of the DFA VA Global Moderate Allocation Portfolio. The expenses in the table do not include any fees or charges imposed by the variable insurance contract. If such fees and charges were included, the expenses in the table would be higher.

Shareholder Fees (fees paid directly from your investment):        None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)

Management Fee	0.25%
Other Expenses	0.41%
Acquired Fund Fees & Expenses	0.28	%(2)
Total Annual Fund Operating Expenses	0.94%
Fee Waiver and/or Expense Reimbursement or (Recovery)(3)	0.54%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement or (Recovery)	0.40%

(1)	The Institutional Class shares of the Portfolio are new, so the operating expenses shown are based on anticipated fees and expenses for the first full fiscal year.
(2)	Represents the amount of fees and expenses anticipated to be incurred by the Portfolio through its investments in the Underlying Funds and other investment companies for the first full fiscal year.
(3)

The Advisor has agreed to waive all or a portion of its management fee and to assume certain expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2015, and may not be terminated by the Advisor prior to that date. Under certain circumstances, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

Example

This Example is meant to help you compare the cost of investing in the DFA VA Global Moderate Allocation Portfolio with the cost of investing in other mutual funds. The Example does not include any fees or charges imposed by the variable insurance contract. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver and assumption in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

l Year	3 Years
$41	$246

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Because the DFA VA Global Moderate Allocation Portfolio is new, the Example is based on the anticipated expenses for the Portfolio for the current fiscal year, and does not extend over five- and ten-year periods.

Portfolio Turnover

A mutual fund generally pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when mutual fund shares are held in a taxable account. The DFA VA Global Moderate Allocation Portfolio does not pay transaction costs when buying and selling shares of the Underlying Funds; however, the Underlying Funds pay transaction costs when buying and selling securities for their portfolio. The transaction costs incurred by the Underlying Funds, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the DFA VA Global Moderate Allocation Portfolio’s performance. Because the DFA VA Global Moderate Allocation Portfolio is new, information about its portfolio turnover rate is not yet available.

PRINCIPAL INVESTMENT STRATEGIES

To achieve its investment objective, the Portfolio, under normal market circumstances, purchases shares of the Underlying Funds to achieve a moderate allocation to both global equity and global fixed income securities. Generally, the DFA VA Global Moderate Allocation Portfolio invests its assets in domestic and international equity Underlying Funds and fixed income Underlying Funds to achieve an allocation that provides a moderate allocation to global equity securities, with an allocation of approximately 50% to 70% of the Portfolio’s assets to domestic and international equity Underlying Funds and 30% to 50% of its assets to fixed income Underlying Funds. When the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the DFA VA Global Moderate Allocation Portfolio. To maintain target allocations, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the DFA VA Global Moderate Allocation Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to its allocation strategy of providing exposure to the domestic and international equity and fixed income markets through investment in the Underlying Funds, the DFA VA Global Moderate Allocation Portfolio further diversifies its investment portfolio by allocating its assets among Underlying Funds that represent a variety of different asset classes. As of the date of this Prospectus the DFA VA Global Moderate Allocation Portfolio invests in: (1) domestic equity Underlying Funds that purchase a broad portfolio of stocks of U.S. operating companies of all market capitalization sizes and a domestic equity Underlying Fund that primarily invests in publicly traded REITs; (2) international equity Underlying Funds that purchase a broad portfolio of stocks of companies in developed and emerging markets of all market capitalization sizes which may include frontier markets (emerging market countries in an earlier stage of development); and (3) fixed income Underlying Funds that may purchase U.S. and foreign debt securities such as obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having investment grade ratings, obligations of supranational organizations and inflation-protected securities. Certain fixed income Underlying Funds in which the DFA VA Global Moderate Allocation Portfolio invests will concentrate their assets in the banking industry under certain market conditions. The Underlying Funds in which the DFA VA Global Moderate Allocation Portfolio invests as of the date of this Prospectus are described in the Portfolio’s Prospectus in the section entitled “Investments in Underlying Funds.” Periodically the Advisor will review the allocations for the DFA VA Global Moderate Allocation Portfolio in each Underlying Fund and may add or remove Underlying Funds without notice to shareholders.

Certain Underlying Funds may use derivatives, such as futures contracts and options on futures contracts for foreign or U.S. equity securities and indices, to gain market exposure on their uninvested cash pending investment in securities or to maintain liquidity to pay redemptions. Certain fixed income Underlying Funds use

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foreign currency contracts to hedge foreign currency risks. Also the Underlying Funds may lend their portfolio securities to generate additional income.

Certain of the Underlying Funds are available for investment only by insurance company separate accounts that fund variable life and variable annuity contracts.

PRINCIPAL RISKS

Fund of Funds Risk: The investment performance of the DFA VA Global Moderate Allocation Portfolio is affected by the investment performance of the Underlying Funds in which the DFA VA Global Moderate Allocation Portfolio invests. The ability of the DFA VA Global Moderate Allocation Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the DFA VA Global Moderate Allocation Portfolio’s assets among the Underlying Funds. The Portfolio may allocate assets to an Underlying Fund or asset class that underperforms other funds or asset classes. There can be no assurance that the investment objective of the DFA VA Global Moderate Allocation Portfolio or any Underlying Fund will be achieved. When the Portfolio invests in Underlying Funds, investors are exposed to a proportionate share of the expenses of those Underlying Funds in addition to the expenses of the Portfolio. Through its investments in the Underlying Funds, the DFA VA Global Moderate Allocation Portfolio is subject to the risks of the Underlying Funds’ investments. Certain risks of the Underlying Funds’ investments are described below.

Market Risk: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Underlying Funds that own them, to rise or fall. Because the value of your investment in the DFA VA Global Moderate Allocation Portfolio, there is a risk that you will lose money.

Foreign Securities and Currencies Risk: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments and/or (b) less regulated or liquid securities markets. Investors holding these securities may also be exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar or that a foreign government will convert, or be forced to convert, its currency to another currency, changing its value against the U.S. dollar).

Foreign Government Debt Risk: The risk that: (a) the governmental entity that controls the repayment of government debt may not be willing or able to repay the principal and/or to pay the interest when it becomes due, due to factors such as political considerations, the relative size of the governmental entity’s debt position in relation to the economy, cash flow problems, insufficient foreign currency reserves, the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies, and/or other national economic factors; (b) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling; and (c) there is no legal or bankruptcy process by which defaulted government debt may be collected in whole or in part.

Small Company Risk: Securities of small companies are often less liquid than those of large companies and this could make it difficult to sell a small company security at a desired time or price. As a result, small company stocks may fluctuate relatively more in price. In general, smaller capitalization companies are also more vulnerable than larger companies to adverse business or economic developments and they may have more limited resources.

Emerging Markets Risk: Numerous emerging market countries have a history of, and continue to experience serious, and potentially continuing, economic and political problems. Stock markets in many emerging market countries are relatively small, expensive to trade and generally have higher risks than those in developed markets. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under other conditions. Frontier market countries generally have smaller economies

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or less developed capital markets and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries.

Interest Rate Risk: Fixed income securities are subject to interest rate risk because the prices of fixed income securities tend to move in the opposite direction of interest rates. When interest rates rise, fixed income security prices fall. When interest rates fall, fixed income security prices rise. In general, fixed income securities with longer maturities are more sensitive to these price changes.

Credit Risk: Credit risk is the risk that the issuer of a security may be unable to make interest payments and/or repay principal when due. A downgrade to an issuer’s credit rating or a perceived change in an issuer’s financial strength may affect a security’s value, and thus, impact a fixed income Underlying Funds’ performance.

Risks of Banking Concentration: Certain fixed income Underlying Funds in which the DFA VA Global Moderate Portfolio invests will concentrate their assets in the banking industry under certain market conditions. Focus on the banking industry would link the performance of the Underlying Funds to changes in the performance of the banking industry generally. Banks are very sensitive to changes in money market and general economic conditions. The profitability of the banking industry is dependent upon banks being able to obtain funds at reasonable costs and upon liquidity in the capital and credit markets to finance their lending operations. Adverse general economic conditions can cause financial difficulties for a bank’s borrowers and the borrowers’ failure to repay their loans can adversely affect the bank’s financial situation. Banks are subject to extensive regulation and decisions by regulators may limit the loans banks make and the interest rates and fees they charge, which could reduce bank profitability.

Income Risk: Income risk is the risk that falling interest rates will cause a fixed income Underlying Fund’s income to decline.

Derivatives Risk: Derivatives are instruments, such as futures and foreign exchange forward contracts, whose value is derived from that of other assets, rates or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. When the Underlying Funds use derivatives, the Portfolio will be directly exposed to the risks of that derivative. Derivative instruments are subject to a number of risks including liquidity, interest rate, market, credit and management risks, and the risk of improper valuation. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Portfolio could lose more than the principal amount invested.

Securities Lending Risk: Securities lending involves the risk that the borrower may fail to return the securities in a timely manner or at all. As a result, the Underlying Funds may lose money and there may be a delay in recovering the loaned securities. The Underlying Funds could also lose money if they do not recover the securities and/or the value of the collateral falls, including the value of investments made with cash collateral. Securities lending also may have certain adverse tax consequences.

Other risks of the Underlying Funds are described in the DFA VA Global Moderate Allocation Portfolio’s prospectus in the section entitled “Additional Risks of the Underlying Funds.”

PERFORMANCE

Performance information is not available for the DFA VA Global Moderate Allocation Portfolio because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting www.dimensional.com.

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INVESTMENT ADVISOR/PORTFOLIO MANAGEMENT

Dimensional Fund Advisors LP serves as the investment advisor for the DFA VA Global Moderate Allocation Portfolio. The following individuals are responsible for coordinating the day to day management of the DFA VA Global Moderate Allocation Portfolio:

•	David A. Plecha, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 1989.

•	Joseph F. Kolerich, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2001.

•	Joseph H. Chi, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2005.

•	Jed S. Fogdall, Senior Portfolio Manager and Vice President of the Advisor, has been a portfolio manager since 2004.

PURCHASE AND REDEMPTION OF FUND SHARES

Institutional Class shares of the Portfolio are sold only to insurance company separate accounts used to fund variable life and variable annuity insurance contracts. Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of shares of the DFA VA Global Moderate Allocation Portfolio. Please see the offering material of the insurance company separate account for information regarding the purchase and redemption of Institutional Class shares of the DFA VA Global Moderate Allocation Portfolio.

TAX INFORMATION

The dividends and distributions paid from the DFA VA Global Moderate Allocation Portfolio to the insurance company separate accounts generally will consist of ordinary income, capital gains, or some combination of both. Because Institutional Class shares of the Portfolio must be purchased through separate accounts, such distributions generally will be exempt from current taxation by contract holders if left to accumulate within the separate account. Refer to the prospectus of the insurance company separate account for information regarding the federal tax consequences of investing in the Portfolio through a separate account.

PAYMENTS TO FINANCIAL INTERMEDIARIES

The Portfolio may pay financial intermediaries for performing certain shareholder services. These payments may create a conflict of interest by influencing the financial intermediary to recommend the Portfolio over another investment. Ask your financial advisor or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVE AND POLICIES

DFA Investment Dimensions Group Inc. (the “Fund”) offers a variety of investment portfolios. Each of the Fund’s portfolios has its own investment objective and is the equivalent of a separate mutual fund. Institutional Class shares of the Portfolio are described in this Prospectus. The Portfolio also offers one additional class of shares, Class L10 shares, which are offered to qualified investors in a separate prospectus. The Portfolio is designed for long-term investors.

Dimensional Fund Advisors LP (the “Advisor”) seeks to construct a diversified portfolio for the Portfolio by purchasing shares of Underlying Funds that invest in equity securities of domestic issuers (the “Domestic Equity Underlying Funds”) and international issuers (the “International Equity Underlying Funds” and together with the Domestic Equity Underlying Funds, the “Equity Underlying Funds”). The Portfolio will also purchase shares of Underlying Funds that invest in fixed income securities of domestic and international issuers (the “Fixed Income Underlying Funds”).

The investment objective of the Portfolio is to seek total return consisting of capital appreciation and current income. To achieve its investment objective, the Portfolio, under normal market circumstances, purchases shares of the Underlying Funds to achieve a moderate allocation to global equity securities. Generally, a moderate allocation to global equity securities is achieved by investing approximately 50% to 70% of the Portfolio’s assets in Equity Underlying Funds and 30% to 50% of its assets in Fixed Income Underlying Funds. With respect to investments in Equity Underlying Funds, the Portfolio may invest its assets in both Domestic Equity Underlying Funds and International Equity Underlying Funds.

As of the date of this Prospectus, the Portfolio is expected to invest mainly in the Underlying Funds listed below, each an investment portfolio of the Fund. While the Portfolio currently intends to invest in the Underlying Funds identified below, the Portfolio may add or eliminate Underlying Funds as may be determined from time to time by the Advisor without notice to shareholders.

Domestic Equity Underlying Funds—DFA Real Estate Securities Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio and VA U.S. Large Value Portfolio.

International Equity Underlying Funds—International Core Equity Portfolio, Emerging Markets Core Equity Portfolio and VA International Value Portfolio.

Fixed Income Underlying Funds—DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, VA Global Bond Portfolio and VA Short-Term Fixed Portfolio.

Periodically, the Advisor will review the allocations for the Portfolio in each Underlying Fund. From time to time, the Advisor may add or remove Underlying Funds in the Portfolio without notice to shareholders. In addition, when the Advisor determines that market forces have caused fundamental changes in the relative values of the assets of the Underlying Funds, the Advisor may modify the allocations of the Portfolio. To maintain allocation ranges, adjustments may be made by purchasing or selling shares of the Underlying Funds or applying future investments and redemptions by the Portfolio in proportions necessary to rebalance the investments in the Underlying Funds.

In addition to other short-term investments, the Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds to manage cash pending investment or to maintain liquidity for the payment of redemptions or other purposes. Investments in money market funds may involve a duplication of certain fees and expenses.

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Investments in Underlying Funds

Investment Objectives, Strategies and Policies of the Underlying Funds

The Advisor believes that equity investing should involve a long-term view and a systematic focus on sources of expected returns, not on stock picking or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined risk and return characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The Advisor believes that fixed income investing should involve a long-term view and a systematic focus on bond market risk and return, not on interest rate forecasting or market timing. In constructing an investment portfolio, the Advisor identifies a broadly diversified universe of eligible securities with precisely-defined maturity and credit quality characteristics. It then places priority on efficiently managing portfolio turnover and keeping trading costs low.

The following is a summary of the investment strategies, objectives and policies of the Underlying Funds in which the Portfolio invests as of the date of this Prospectus. Additional information concerning the investment policies of the Underlying Funds may be found in the Portfolio’s Statement of Additional Information.

Domestic Equity Underlying Funds

DFA Real Estate Securities Portfolio—The investment objective of the DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation. The DFA Real Estate Securities Portfolio, using a free float adjusted market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and other factors that the Advisor determines to be appropriate, given market conditions. The DFA Real Estate Securities Portfolio will purchase shares of real estate investment trusts (“REITs”).

U.S. Core Equity 1 Portfolio—The investment objective of the U.S. Core Equity 1 Portfolio is to achieve long-term capital appreciation. The U.S. Core Equity 1 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The Advisor generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. The Portfolio’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

U.S. Core Equity 2 Portfolio—The investment objective of the U.S. Core Equity 2 Portfolio is to achieve long-term capital appreciation. The U.S. Core Equity 2 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The Advisor generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the NYSE, NYSE Alternext US LLC or Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. The

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Portfolio’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

VA U.S. Large Value Portfolio—The investment objective of the VA U.S. Large Value Portfolio is to achieve long-term capital appreciation. The VA U.S. Large Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

As a non-fundamental policy, under normal circumstances, VA U.S. Large Value Portfolio will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this Prospectus, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2012, the market capitalization of a large cap company was $2,810 million or above. This dollar amount will change due to market conditions.

International Equity Underlying Funds

International Core Equity Portfolio—The investment objective of the International Core Equity Portfolio is to achieve long-term capital appreciation. The International Core Equity Portfolio purchases a broad and diverse group of stocks of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor’s Investment Committee. The Portfolio’s increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

Emerging Markets Core Equity Portfolio—The investment objective of the Emerging Markets Core Equity Portfolio is to achieve long-term capital appreciation. The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”) with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. In assessing value, the Advisor may consider factors such as the issuer’s securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value are subject to change from time to time.

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VA International Value Portfolio—The investment objective of the VA International Value Portfolio is to achieve long-term capital appreciation. The VA International Value Portfolio, using a market capitalization weighted approach, purchases stocks of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

The VA International Value Portfolio intends to purchase stocks of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. As of December 31, 2012, for the Portfolio, the lowest minimum market capitalization of a large company in any country or region in which the Portfolio invests was $1,378 million. This threshold will change due to market conditions.

Fixed Income Underlying Funds

DFA Two-Year Global Fixed Income Portfolio—The investment objective of the DFA Two-Year Global Fixed Income Portfolio (the “Two-Year Global Portfolio”) is to maximize total returns consistent with preservation of capital. The Two-Year Global Portfolio seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less. The Two-Year Global Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Two-Year Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

It is the policy of the Two-Year Global Portfolio that the weighted average length of maturity of investments will not exceed two years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to two years from the date of settlement). Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Two-Year Global Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry by certain Fixed Income Underlying Funds” below for additional information.

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DFA Selectively Hedged Global Fixed Income Portfolio—The DFA Selectively Hedged Global Fixed Income Portfolio (the “Selectively Hedged Global Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign debt securities maturing in five years or less from the date of settlement. The Portfolio may selectively hedge its foreign currency risks depending on market conditions. The debt securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries, such as those countries which are members of the OECD. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Selectively Hedged Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities. The Selectively Hedged Global Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio maturity and an average portfolio duration of three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Because many of the Selectively Hedged Global Portfolio’s investments may be denominated in foreign currencies, the Portfolio may hedge the currency exposure of the foreign securities by entering into foreign forward currency contracts, or leave some or all of the currency exposure unhedged, to attempt to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Selectively Hedged Global Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry by certain Fixed Income Underlying Funds” below for additional information.

VA Global Bond Portfolio—The investment objective of the VA Global Bond Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The VA Global Bond Portfolio seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The Portfolio primarily purchases obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper and supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development (OECD). The fixed income securities in which the VA Global Bond Portfolio invests are considered investment grade at the time of purchase. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income

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in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities. The Portfolio will generally invest its assets in obligations which mature within five years from the date of settlement. Because many of the Portfolio‘s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

VA Short-Term Fixed Portfolio—The investment objective of the VA Short-Term Fixed Portfolio is to achieve a stable real return in excess of the rate of inflation with a minimum of risk. The VA Short-Term Fixed Portfolio seeks to achieve its investment objective by generally investing in a universe of high quality fixed income securities that typically mature in one year or less. The Portfolio may, however, take a large position in securities maturing within two years from the date of settlement when greater returns are available. The Portfolio purchases U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, obligations of supranational organizations and affiliated and unaffiliated unregistered money market funds. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities and maintain a dollar-weighted average portfolio maturity that will not exceed one year. The Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds.

The VA Short-Term Fixed Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry by certain Fixed Income Underlying Funds” below for additional information.

Description of Investments of the Fixed Income Underlying Funds

The following is a description of the categories of investments, which may be acquired by the Fixed Income Underlying Funds.

Permissible Categories:
Two-Year Global Portfolio	1-11
Selectively Hedged Global Portfolio	1, 2, 4, 6-8, 10-14
VA Global Bond Portfolio	1-11
VA Short-Term Fixed Portfolio	1-8, 10-11

Description of Investments for Fixed Income Underlying Funds

1. U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2. U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

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3. Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s or A1 or better by S&P or F1 or better by Fitch and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4. Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit), time deposits and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5. Commercial Paper—Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or F1 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

6. Repurchase Agreements—Instruments through which the Fixed Income Underlying Funds purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Fixed Income Underlying Funds will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Fixed Income Underlying Fund’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Fixed Income Underlying Fund’s illiquid securities policy. The Fixed Income Underlying Funds also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7. Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8. Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9. Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s or AA or better by Fitch.

10. Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11. Money Market Funds—The Fixed Income Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

12. Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), which have received an investment grade rating by Moody’s, Fitch or S&P or, if unrated, have been determined by the Advisor to be of comparable quality.

13. Commercial Paper—Rated, at the time of purchase, A3 or better by S&P or Prime3 or better by Moody’s, or F3 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.

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14. Foreign Issuer Obligations—Debt securities of non-U.S. issuers that have received a rating of BBB- or better by S&P or Fitch or Baa3 or better by Moody’s, or, if unrated, have been determined by the Advisor to be of comparable quality.

The categories of investments that may be acquired by each of the Fixed Income Underlying may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry by Certain Fixed Income Underlying Funds

The Two-Year Global Portfolio, Selectively Hedged Global Portfolio and VA Short-Term Fixed Portfolio will invest more than 25% of their total respective assets in obligations of U.S. and foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. This policy can only be changed by a vote of shareholders. When investment in such obligations exceeds 25% of the total net assets of any of these Portfolios such Portfolio will be considered to be concentrating its investments in the banking industry. Once the Two-Year Global Portfolio, Selectively Hedged Global Portfolio or VA Short-Term Fixed Portfolio concentrates its investments in the banking industry, the Portfolio may remain concentrated in the banking industry until the purchase of new investments in the normal course of executing the Portfolio’s investment strategy result in less than 25% of the Portfolio’s total assets consisting of banking industry securities. Similarly, in applying a Portfolio’s banking industry policy, the Advisor will track the yield to maturity on eligible portfolio investments in the banking industry when the purchase of new investments in the normal course of executing the Portfolio’s investment strategy could result in the Portfolio becoming concentrated and then will purchase such amount of eligible investments in the banking industry as would be consistent with the normal course of executing the Portfolio’s investment strategy.

As the date of this Prospectus, the VA Short-Term Fixed Portfolio is concentrating its investments in the banking industry.

The types of bank and bank holding company obligations in which the Two-Year Global Portfolio, Selectively Hedged Global Portfolio, and VA Short-Term Fixed Portfolio may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States provided such obligations meet the Portfolio’s established credit rating criteria as stated under “Description of Investments of the Fixed Income Underlying Funds.” In addition, the Two-Year Global Portfolio and Selectively Hedged Global Portfolio are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Selectively Hedged Global Portfolio may also invest in non-dollar denominated certificates.

Additional Risks of the Underlying Funds

The investment performance of the Portfolio is affected by the investment performance of the Underlying Funds in which the Portfolio invests. The Portfolio also indirectly pays its proportionate share of the expenses of the Underlying Funds in which it invests. The ability of the Portfolio to achieve its investment objective depends on the ability of the Underlying Funds to meet their investment objectives and on the Advisor’s decisions regarding the allocation of the Portfolio’s assets among the Underlying Funds. Through its investments in the Underlying Funds, the Portfolio is subject to the risks of the Underlying Funds’ investments. In addition to the risks of the Underlying Funds’ investments described in “PRINCIPAL RISKS” for the Portfolio, certain other risks of the Underlying Funds’ investments are described below.

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Risks of Concentrating in the Real Estate Industry: The DFA Real Estate Securities Portfolio in which the DFA VA Global Moderate Allocation Portfolio invests may be concentrated in the real estate industry. The exclusive focus of DFA Real Estate Securities Portfolio on the real estate industry will cause DFA Real Estate Securities Portfolio to be exposed to the general risks of direct real estate ownership. The performance of an Underlying Fund concentrated in the real estate industry may be materially different from the broad equity market. The DFA Real Estate Securities Portfolio in which the DFA VA Global Moderate Allocation Portfolio invests is subject to this risk. The value of securities in the real estate industry can be affected by changes in real estate values and rental income, property taxes, interest rates, and tax and regulatory requirements. Investing in real estate investment trusts (“REITs”) and REIT-like entities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. REITs and REIT-like entities are dependent upon management skill, may not be diversified, and are subject to heavy cash flow dependency and self-liquidation. REITs and REIT-like entities also are subject to the possibility of failing to qualify for tax free pass-through of income. Also, because REITs and REIT-like entities typically are invested in a limited number of projects or in a particular market segment, these entities are more susceptible to adverse developments affecting a single project or market segment than more broadly diversified investments.

Other Information

Commodity Pool Operator Exemption:

The Portfolio is operated by a person that has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act (“CEA”), and, therefore, such person is not subject to registration or regulation as a pool operator under the CEA.

SECURITIES LOANS

The Underlying Funds are authorized to lend securities to qualified brokers, dealers, banks, and other financial institutions for the purpose of earning additional income. While an Underlying Fund may earn additional income from lending securities, such activity is incidental to the investment objective of the Underlying Fund. The value of securities loaned may not exceed 33 1/3% of the value of the Underlying Fund’s total assets, which includes the value of collateral received. To the extent an Underlying Fund loans a portion of its securities, the Underlying Fund will receive collateral consisting generally of cash or U.S. government securities, which will be maintained by marking to market daily in an amount equal to at least: (i) 100% of the current market value of the loaned securities, with respect to securities of the U.S. government or its agencies; (ii) 102% of the current market value of the loaned securities, with respect to U.S. securities; and (iii) 105% of the current market value of the loaned securities, with respect to foreign securities. Subject to its stated investment policies, an Underlying Fund will generally invest the cash collateral received for the loaned securities in The DFA Short Term Investment Fund (the “Money Market Series”), an affiliated registered money market fund advised by the Advisor for which the Advisor receives a management fee of 0.05% of the average daily net assets of the Money Market Series. The Underlying Funds may also invest such collateral in securities of the U.S. government or its agencies, repurchase agreements collateralized by securities of the U.S. government or its agencies, and unaffiliated registered and unregistered money market funds. For purposes of this paragraph, agencies include both agency debentures and agency mortgage-backed securities.

In addition, an Underlying Fund will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest, or other distributions on the loaned securities. However, dividend income received from loaned securities may not be eligible to be taxed at qualified dividend income rates. An Underlying Fund will be entitled to recall a loaned security to vote proxies or otherwise obtain rights to vote proxies of loaned securities if the Underlying Fund knows that a material event will occur. In the event of the bankruptcy of a borrower, the Fund could experience delay in recovering the loaned securities or only recover cash or a security of equivalent value. See “PRINCIPAL RISKS—Securities Lending” for a discussion of the risks related to securities lending.

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MANAGEMENT OF THE PORTFOLIO

The Advisor serves as investment advisor to the Portfolio and each of the Underlying Funds. Pursuant to an Investment Advisory Agreement with the Portfolio and each Underlying Fund, the Advisor is responsible for the management of the Portfolio’s and each Underlying Fund’s respective assets. The Portfolio and each Underlying Fund is managed using a team approach. The investment team includes the Investment Committee of the Advisor, portfolio managers, and trading personnel.

The Investment Committee is composed primarily of certain officers and directors of the Advisor who are appointed annually. As of the date of this Prospectus, the Investment Committee has eleven members. Investment strategies for the Portfolio are set by the Investment Committee, which meets on a regular basis and also as needed to consider investment issues. The Investment Committee also sets and reviews all investment related policies and procedures and approves any changes in regards to approved countries, security types, and brokers.

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio, including running buy and sell programs, based on the parameters established by the Investment Committee. The individuals named below coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio.

Mr. Plecha is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Plecha received his BS from the University of Michigan at Ann Arbor in 1983 and his MBA from the University of California at Los Angeles in 1987. Mr. Plecha has been a portfolio manager since 1989 and responsible for the Portfolio since 2013.

Mr. Kolerich is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Kolerich has an MBA from the University of Chicago Booth School of Business and a BS from Northern Illinois University. Mr. Kolerich joined the Advisor as a portfolio manager in 2001 and has been responsible for the Portfolio since 2013.

Mr. Chi is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Chi has an MBA and BS from the University of California, Los Angeles and also a JD from the University of Southern California. Mr. Chi joined the Advisor as a portfolio manager in 2005 and has been responsible for the Portfolio since 2013.

Mr. Fogdall is a Senior Portfolio Manager and Vice President of the Advisor and a member of the Investment Committee. Mr. Fogdall has an MBA from the University of California, Los Angeles and a BS from Purdue University. Mr. Fogdall joined the Advisor as a portfolio manager in 2004 and has been responsible for the Portfolio since 2013.

The Portfolio’s Statement of Additional Information (“SAI”) provides information about the portfolio manager’s compensation, other accounts managed by the portfolio manager, and the portfolio manager’s ownership of Portfolio shares.

The Advisor provides the Underlying Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to seeking best price and execution. The Advisor’s address is 6300 Bee Cave Road, Building One, Austin, TX 78746. A discussion regarding the basis for the Board of Directors’ approving the investment management agreement with respect to the Portfolio will be available in future annual or semi-annual reports to shareholders of the Portfolio.

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DFA Investment Dimensions Group Inc. (the “Fund”) bears all of its own costs and expenses, including: services of its independent registered public accounting firm, legal counsel, brokerage commissions, and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of its shareholders and directors, the cost of filing its registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services, and custodian fees, except as provided in the Fee Waiver and Expense Assumption Agreement. Expenses allocable to a particular portfolio of the Fund are so allocated. The expenses of the Fund that are not allocable to a particular portfolio are borne by each portfolio on the basis of its relative net assets or equally.

The Advisor has been engaged in the business of providing investment management services since May 1981. The Advisor is currently organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation. The Advisor controls Dimensional Fund Advisors Ltd. (“DFAL”) and DFA Australia Limited (“DFA Australia”). As of January 31, 2013, assets under management for all Dimensional affiliated advisors totaled approximately $[        ] billion.

Management Fees

The “Annual Fund Operating Expenses” table describes the anticipated fees to be incurred by the Portfolio for the services provided by the Advisor for the fiscal year ended October 31, 2013. The “Management Fee” listed in the table for the Portfolio provides the advisory fee that is payable by the Portfolio to the Advisor.

Fee Waiver and Expense Assumption Agreement

Pursuant to a Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to 0.40% of such class of the Portfolio’s average daily net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Institutional Class shares of the Portfolio are less than the Expense Limitation Amount for the Institutional Class shares of the Portfolio, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for an initial period until February 28, 2015, and may not be terminated by the Advisor prior to that date.

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS, AND TAXES

Dividends and Distributions. The Portfolio intends to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). As a regulated investment company, the Portfolio generally pays no federal income tax on the income and gains it distributes to shareholders. Dividends from net investment income of the Portfolio are distributed annually and any net realized capital gains (after any reductions for available capital loss carryforwards) are distributed annually, typically in December. The Portfolio may distribute such income dividends and capital gains more frequently, if necessary, in order to reduce or eliminate federal excise or income taxes on the Portfolio.

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Capital gains distributions may vary considerably from year to year as a result of the Portfolio’s normal investment activities and cash flows. During a time of economic volatility, the Portfolio may experience capital losses and unrealized depreciation in value of investments, the effect of which may be to reduce or eliminate capital gains distributions for a period of time. Even though the Portfolio may experience a current year loss, it may nonetheless distribute prior year capital gains.

Shareholders of the Portfolio will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio at net asset value (as of the business date following the dividend record date).

Tax Considerations. Institutional Class shares of the Portfolio must be purchased through insurance company separate accounts used to fund variable life and variable annuity insurance contracts. As a result, it is anticipated that any dividend or capital gains distributions from the Portfolio will be exempt from current taxation by contract holders if left to accumulate within a variable insurance contract. Generally, withdrawals from such contracts may be subject to federal income tax at ordinary income rates.

The tax status of your investment in the Portfolio depends upon the features of your variable life or variable annuity insurance contract. For further information, please refer to the prospectus of the insurance company separate account.

PURCHASE AND REDEMPTION OF SHARES

Institutional Class shares of the Portfolio are sold only to insurance company separate accounts used to fund variable life and variable annuity insurance contracts. Purchases and redemptions of Institutional Class shares of the Portfolio by a separate account will be effected at the net asset value per share. (See “VALUATION OF SHARES.”) Contract owners do not deal directly with the Fund with respect to the acquisition or redemption of Institutional Class shares of the Portfolio. Please see the offering material of the insurance company separate account for information regarding the purchase and redemption of Institutional Class shares of the Portfolio. When in the best interests of the Portfolio, the Portfolio may satisfy a redemption request, in whole or in part, by an in-kind distribution of Portfolio securities in lieu of cash in accordance with Rule 18f-1 under the 1940 Act. Investors may incur brokerage charges and other transaction costs selling securities that are received from an in-kind distribution.

Redemption of Small Accounts

The Fund reserves the right to redeem a shareholder’s account if the value of the Institutional Class shares in the Portfolio is $500 or less because of redemption by the shareholder. Before the Fund involuntarily redeems shares from such an account and sends the proceeds to the shareholder, the Fund will give written notice of the redemption to the shareholder at least sixty days before the redemption date. The shareholder will then have sixty days from the date of the notice to make an additional investment in the Fund in order to bring the value of the Institutional Class shares in the account for the Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a shareholder for shares redeemed by the Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date. The right to redeem small accounts applies to accounts established with the Fund’s transfer agent.

POLICY REGARDING EXCESSIVE OR SHORT-TERM TRADING

The Portfolio is designed for long-term investors and is not intended for investors that engage in excessive short-term trading activity that may be harmful to the Portfolio and its shareholders, including but not limited to market timing. Short-term or excessive trading into and out of the Portfolio can disrupt portfolio management strategies, harm performance, and increase Portfolio expenses for all shareholders, including long-term shareholders who do not generate these costs.

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In addition, the nature of the Portfolio’s holdings may present opportunities for a shareholder to engage in a short-term trading strategy that exploits possible delays between changes in the price of the Portfolio’s holdings and the reflection of those changes in the Portfolio’s net asset value (called “arbitrage market timing”). Such delays may occur because the Portfolio has significant investments in foreign securities where, due to time zone differences, the values of those securities are established some time before the Portfolio calculates its net asset value. In such circumstances, the available market prices for such foreign securities may not accurately reflect the latest indications of value at the time the Portfolio calculates its net asset value. There is a possibility that arbitrage market timing may dilute the value of the Portfolio’s shares if redeeming shareholders receive proceeds (and purchasing shareholders receive shares) based upon a net asset value that does not reflect appropriate fair value prices).

The Board of Directors of the Fund (the “Board”) has adopted a policy (the “Trading Policy”) and the Advisor and DFA Securities LLC (collectively, “Dimensional”) and Dimensional’s agents have implemented the following procedures, which are designed to discourage and prevent market timing or excessive short-term trading in the Portfolio: (i) trade activity monitoring and purchase blocking procedures, and (ii) use of fair value pricing.

The Fund, Dimensional, and their agents monitor trades and flows of money into and out of the Portfolio from time to time in an effort to detect excessive short-term trading activities, and for consistent enforcement of the Trading Policy. The Fund reserves the right to take the actions necessary to stop excessive or disruptive trading activities, including refusing or canceling purchase or exchange orders for any reason, without prior notice, particularly purchase or exchange orders that the Fund believes are made on behalf of market timers. The Fund, Dimensional, and their agents reserve the right to restrict, refuse, or cancel any purchase or exchange request made by an investor indefinitely if the Fund or Dimensional believes that any combination of trading activity in the accounts is potentially disruptive to the Portfolio. In making such judgments, the Fund and Dimensional seek to act in a manner that is consistent with the interests of shareholders. For purposes of applying these procedures, Dimensional may consider an investor’s trading history in the Portfolio and accounts under common ownership, influence, or control.

In addition to the Fund’s general ability to restrict potentially disruptive trading activity as described above, the Fund also has adopted purchase blocking procedures. Under the Fund’s purchase blocking procedures, where an investor has engaged in any two purchases and two redemptions (including redemptions that are part of an exchange transaction) in the Portfolio in any rolling 30 calendar day monitoring period (i.e., two “round-trips”), the Fund and Dimensional intend to block the investor from making any additional purchases in the Portfolio for 90 calendar days (a “purchase block”). If implemented, a purchase block will begin at some point after the transaction that caused the investor to have engaged in the prohibited two round-trips is detected by the Fund, Dimensional, or their agents. The Fund and Dimensional are permitted to implement a longer purchase block, or permanently bar future purchases by an investor, if they determine that it is appropriate.

Under the Fund’s purchase blocking procedures, the following purchases and redemptions will not trigger a purchase block: (i) purchases and redemptions of shares having a value in each transaction of less than $25,000; (ii) purchases and redemptions by U.S.-registered investment companies that operate as funds of funds and non-U.S. investment companies that operate as fund of funds that the Funds or Dimensional, in their sole discretion, have determined are not designed and/or are not serving as vehicles for excessive short-term or other disruptive trading (in each case, the fund of funds shall agree to be subject to monitoring by Dimensional); (iii) purchases and redemptions by a feeder portfolio of a master fund’s shares; (iv) systematic or automated transactions where the shareholder, financial advisor, or investment fiduciary does not exercise direct control over the investment decision; (v) retirement plan contributions, loans, loan repayments, and distributions (including hardship withdrawals) identified as such in the retirement plan recordkeeper’s system; (vi) purchase transactions involving transfers of assets, rollovers, Roth IRA conversions, and IRA recharacterizations; (vii) purchases of shares with Portfolio dividends or capital gain distributions; (viii) transfers and reregistrations of shares within the Portfolio; and (ix) transactions by 529 Plans. Notwithstanding the Fund’s purchase blocking

18

procedures, all transactions in Portfolio shares are subject to the right of the Fund and Dimensional to restrict potentially disruptive trading activity (including purchases and redemptions described above that will not be subject to the purchase blocking procedures).

The Fund, Dimensional, or their designees have the ability, pursuant to Rule 22c-2 under the Investment Company Act of 1940 (the “1940 Act”), to request information from financial intermediaries, such as 401(k) plan administrators, trust companies, insurance companies acting on behalf of separate accounts and broker-dealers (together, “Intermediaries”), concerning trades placed in omnibus and other multi-investor accounts (together, “Omnibus Accounts”), in order to attempt to monitor trades that are placed by the underlying shareholders of these Omnibus Accounts. The Fund, Dimensional, and their designees will use the information obtained from the Intermediaries to monitor trading in the Fund and to attempt to identify shareholders in Omnibus Accounts engaged in trading that is inconsistent with the Trading Policy or otherwise not in the best interests of the Fund. The Fund, Dimensional, or their designees, when they detect trading patterns in shares of the Portfolio (or other portfolios of the Fund) that may constitute short-term or excessive trading, will provide written instructions to the Intermediary to restrict or prohibit further purchases or exchanges of shares of the Portfolio (and other portfolios of the Fund) by a shareholder that has been identified as having engaged in excessive or short-term transactions in the Portfolio’s shares (directly or indirectly through the Intermediary’s account) that violate the Trading Policy.

The ability of the Fund and Dimensional to impose these limitations, including the purchase blocking procedures, on investors investing through Intermediaries is dependent on the receipt of information necessary to identify transactions by the underlying investors and the Intermediary’s cooperation in implementing the Trading Policy. Investors seeking to engage in excessive short-term trading practices may deploy a variety of strategies to avoid detection, and despite the efforts of the Fund and Dimensional to prevent excessive short-term trading, there is no assurance that the Fund, Dimensional, or their agents will be able to identify those shareholders or curtail their trading practices. The ability of the Fund, Dimensional, and their agents to detect and limit excessive short-term trading also may be restricted by operational systems and technological limitations.

Transactions in certain rebalancing programs and asset allocation programs, or fund-of-funds products, may be exempt from the Trading Policy subject to approval by the CCO. In addition, the purchase blocking procedures will not apply to a redemption transaction in which the Portfolio distributes portfolio securities to a shareholder in-kind, where the redemption will not disrupt the efficient portfolio management of the Portfolio and the redemption is consistent with the interests of the remaining shareholders of the Portfolio.

The purchase blocking procedures of the Trading Policy do not apply to shareholders whose shares are held on the books of Intermediaries that have not expressly adopted procedures to implement this Policy. The Fund and Dimensional may work with Intermediaries to implement institute the purchase blocking procedures or other procedures that the Fund and Dimensional determine are reasonably designed to achieve the objective of this Trading Policy. At the time the Intermediaries adopt these procedures, shareholders whose accounts are on the books of such Intermediaries will be subject to the Trading Policy’s purchase blocking procedures or another frequent trading policy that achieves the objective of the purchase blocking procedures. Investors that invest in the Portfolio through an Intermediary should contact the Intermediary for information concerning the policies and procedures that apply to the investors.

As of the date of this Prospectus, the ability of the Fund and Dimensional to apply the purchase blocking procedures on purchases by all investors, and the ability of the Fund and Dimensional to monitor trades through Omnibus Accounts maintained by Intermediaries, may be restricted due to systems limitations of both the Fund’s service providers and the Intermediaries. The Fund expects that the application of the Trading Policy as described above, including the purchase blocking procedures (subject to the limitations described above), will be able to be implemented by Intermediaries in compliance with Rule 22c-2 under the 1940 Act.

In addition to monitoring trade activity, the Board has adopted fair value pricing procedures that govern the pricing of the securities of the Portfolio. These procedures are designed to help ensure that the prices at which

19

Portfolio shares are purchased and redeemed are fair, and do not result in dilution of shareholder interests or other harm to shareholders. See the discussion under “VALUATION OF SHARES—Net Asset Value” for additional details regarding fair value pricing of the Portfolio’s securities.

Although the procedures are designed to discourage excessive short-term trading, none of the procedures individually nor all of the procedures taken together can completely eliminate the possibility that excessive short-term trading activity in the Portfolio may occur. The Portfolio and the Underlying Funds do not knowingly accommodate excessive or disruptive trading activities, including market timing.

VALUATION OF SHARES

Net Asset Value

The net asset value per share of each class of the Portfolio and the net asset value per share of each Underlying Fund are generally calculated on days that the NYSE is open for trading. The net asset value per share of each class of the Portfolio and the net asset value per share of each Underlying Fund is calculated after the close of the NYSE (normally, 4:00 p.m. ET) by dividing the total value of the Portfolio’s or Underlying Fund’s investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Underlying Fund. Note: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 4:00 p.m. ET.

The value of the shares of the Portfolio will fluctuate in relation to the investment experience of the Underlying Funds in which the Portfolio invests. Securities held by the Underlying Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors, and generally, as described below.

Securities held by the Underlying Funds (including over-the-counter securities) are valued at the last quoted sale price of the day. Securities held by the Underlying Funds that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP of the day, the Underlying Funds value the securities at the mean of the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end investment companies, such as the Underlying Funds, are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the NYSE.

The value of the shares of the Fixed Income Underlying Funds will tend to fluctuate with interest rates because, unlike money market funds, these Underlying Funds do not seek to stabilize the value of their respective shares by use of the “amortized cost” method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Debt securities will be valued on the basis of prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities which are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market.

The value of the securities and other assets of the Underlying Funds for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors of the Underlying Funds, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Underlying Funds may differ from the quoted or published prices for the same securities on their primary markets or exchanges.

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As of the date of this Prospectus, the Underlying Funds holding foreign equity securities (the “Foreign Equity Funds”) will also fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours prior to the close of the NYSE (normally, 4:00 p.m. ET) and the time that the net asset values of the Foreign Equity Funds are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the time the Foreign Equity Funds price their shares at the close of the NYSE, the Foreign Equity Funds will fair value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Directors of the Underlying Funds have determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable, and may trigger fair value pricing. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Underlying Funds utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. The Board of Directors of the Underlying Funds monitor the operation of the method used to fair value price the Foreign Equity Funds’ foreign investments.

Valuing securities at fair value involves greater reliance on judgment than valuing securities that have readily available market quotations. There can be no assurance that an Underlying Fund could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the Underlying Funds and the Portfolio determine their net asset value per share. As a result, the sale or redemption by the Portfolio of its shares at net asset value, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

The net asset values per share of each of the International Equity Underlying Funds, VA Global Bond Portfolio, Two-Year Global Portfolio, and Selectively Hedged Global Portfolio are expressed in U.S. dollars by translating the net assets of each Underlying Fund using the mean of the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. Since certain Underlying Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolio and Underlying Funds do not price their shares, the net asset value of the Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

Certain of the securities holdings of the Emerging Markets Core Equity Portfolio in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the values of the securities. For example, the Emerging Markets Core Equity Portfolio might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Emerging Markets Core Equity Portfolio may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require the Portfolio to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains.

Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by an Underlying Fund is determined each day as of such close.

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DISCLOSURE OF PORTFOLIO HOLDINGS

The Portfolio generally will disclose its complete portfolio holdings (other than cash and cash equivalents), as of month-end, online at the Advisor’s public website, two months following the month-end or more frequently and different periods when authorized in accordance with the Portfolio’s policies and procedures. Please consult the SAI for a description of the other policies and procedures that govern disclosure of the portfolio holdings by the Portfolio.

FINANCIAL HIGHLIGHTS

No financial information is presented for the Portfolio since the Portfolio was not publicly offered prior to the date of this Prospectus.

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Other Available Information

You can find more information about the Fund and the Portfolio in the Fund’s SAI and the Fund’s Annual and Semi-Annual Reports to Shareholders.

Statement of Additional Information. The SAI, incorporated herein by reference, supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and Fund operations.

Annual and Semi-Annual Reports to Shareholders. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolio in its last fiscal year. The Portfolio is new so these reports are not yet available.

Request free copies from:

•	The Fund—Call collect at (512) 306-7400.

•	Access them on our website at www.dimensional.com.

•	Access them on the EDGAR Database in the SEC’s Internet site at www.sec.gov.

•	Review and copy them at the SEC’s Public Reference Room in Washington D.C. (phone 1-800-SEC-0330).

•

Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102, or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC’s public reference room is available by calling the SEC at 1-202-551-8090.

Dimensional Fund Advisors LP

6300 Bee Cave Road, Building One

Austin, TX 78746

(512) 306-7400

DFA Investment Dimensions Group Inc.—Registration No. 811-3258

RRD022812-

Subject to Completion, January 23, 2013

DFA INVESTMENT DIMENSIONS GROUP INC.

6300 Bee Cave Road, Building One, Austin, TX 78746

Telephone: (512) 306-7400

STATEMENT OF ADDITIONAL INFORMATION

                             , 2013

DFA VA GLOBAL MODERATE ALLOCATION PORTFOLIO

INSTITUTIONAL CLASS SHARES

DFA Investment Dimensions Group Inc. (“DFAIDG” or the “Fund”) is an open-end management investment company that offers seventy-seven series of shares. This Statement of Additional Information (“SAI”) relates to the Institutional Class shares of the DFA VA Global Moderate Allocation Portfolio (the “Portfolio”). The shares of the Portfolio are sold only to separate accounts of insurance companies in conjunction with variable life and variable annuity contracts.

This SAI is not a prospectus but should be read in conjunction with the Prospectus for the Institutional Class shares of the Portfolio, dated             , 2013, as amended from time to time. As of the date of this SAI, the Portfolio had not yet commenced operations. No financial information is shown for the Portfolio in the Fund’s annual report for the fiscal year ended October 31, 2012. The Prospectus can be obtained by writing to the Fund at the above address or by calling the above telephone number.

The information in this SAI is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This SAI is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PORTFOLIO CHARACTERISTICS AND POLICIES	1

INVESTMENT LIMITATIONS	1

ADDITIONAL POLICIES OF THE UNDERLYING FUNDS	2

BROKERAGE TRANSACTIONS	8

FUTURES CONTRACTS	9

FOREIGN CURRENCY TRANSACTIONS	10

CASH MANAGEMENT PRACTICES	10

EXCHANGE TRADED FUNDS	12

DIRECTORS AND OFFICERS	12

SERVICES TO THE FUND	22

ADVISORY FEES	23

PORTFOLIO MANAGERS	23

GENERAL INFORMATION	26

CODE OF ETHICS	26

SHAREHOLDER RIGHTS	26

PRINCIPAL HOLDERS OF SECURITIES	27

PURCHASE AND REDEMPTION OF SHARES	27

TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS	27

PROXY VOTING POLICIES	33

DISCLOSURE OF PORTFOLIO HOLDINGS	35

FINANCIAL STATEMENTS	36

PERFORMANCE DATA	36

i

PORTFOLIO CHARACTERISTICS AND POLICIES

The Portfolio described in this SAI is a “fund of funds” that seeks to achieve its investment objective by investing its assets in funds managed by Dimensional Fund Advisors LP (the “Underlying Funds”). The Underlying Funds in which the Portfolio may invest include: U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, VA U.S. Large Value Portfolio, DFA Real Estate Securities Portfolio, International Core Equity Portfolio, VA International Value Portfolio, Emerging Markets Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio and DFA Two-Year Global Fixed Income Portfolio, each a series of the Fund. The Portfolio offers two classes of shares: Class L10 shares and Institutional Class shares. The Class L10 shares are offered to qualified investors in a separate prospectus. This SAI describes the Institutional Class shares of the Portfolio.

Dimensional Fund Advisors LP (the “Advisor” or “Dimensional”) serves as investment advisor to the Portfolio and the Underlying Funds. Dimensional is organized as a Delaware limited partnership and is controlled and operated by its general partner, Dimensional Holdings Inc., a Delaware corporation.

The following information supplements the information set forth in the Prospectus. Unless otherwise indicated, the following information applies to the Portfolio and all of the Underlying Funds. Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the Prospectus.

The Portfolio and each of the Underlying Funds is diversified under the federal securities laws and regulations.

INVESTMENT LIMITATIONS

The Portfolio has adopted certain limitations which may not be changed without the approval of a majority of the outstanding voting securities of the Portfolio. A “majority” is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of the Portfolio.

The Portfolio will not:

(1)

borrow money, except to the extent permitted by the Investment Company Act of 1940 (the “1940 Act”), or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the Securities and Exchange Commission (the “SEC”);

(2)

make loans, except to the extent permitted by the 1940 Act, or any rules, exemptions or interpretations thereunder that may be adopted, granted or issued by the SEC; provided that in no event shall the Portfolio be permitted to make a loan to a natural person;

(3)

purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) purchasing or selling securities or instruments secured by real estate or interests therein, securities or instruments representing interests in real estate or securities or instruments of issuers that invest, deal or otherwise engage in transactions in real estate or interests therein; and (ii) purchasing or selling real estate mortgage loans;

(4)

purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments, and provided that this restriction does not prevent the Portfolio from: (i) engaging in transactions involving currencies and futures contracts and options thereon; or (ii) investing in securities or other instruments that are secured by physical commodities;

(5)

purchase the securities of any one issuer, if immediately after such investment, the Portfolio would not qualify as a “diversified company” as that term is defined by the 1940 Act, as amended, and as modified or interpreted by regulatory authority having jurisdiction, from time to time;

(6)	engage in the business of underwriting securities issued by others;

(7)

concentrate (invest more than 25% of its net assets) in securities of issuers in a particular industry (other than securities issued or guaranteed by the U.S. government or any of its agencies or securities of other investment companies); or

(8)	issue senior securities (as such term is defined in Section 18(f) of the 1940 Act), except to the extent permitted under the 1940 Act.

The investment limitations set forth above only relate to the Portfolio. The Underlying Funds may have investment limitations that are more or less restrictive than those of the Portfolio. The investment limitations of the Underlying Funds are set forth in their respective statements of additional information.

With respect to the investment limitation described in (1) above, the Portfolio will maintain asset coverage of at least 300% (as described in the 1940 Act), inclusive of any amounts borrowed, with respect to any borrowings made by the Portfolio. The Portfolio does not currently intend to borrow money for investment purposes.

The investment limitations described in (5) and (7) above do not prohibit the Portfolio from investing all or substantially all of its assets in the shares of other registered, open-end investment companies, such as the Underlying Funds. In applying the investment limitations described in (5) and (7) above, the Portfolio will look through to the security holdings of the Underlying Funds in which it invests.

The Portfolio is required to operate in accordance with the SEC staff’s current position on illiquid assets, which limits investments in illiquid assets to 15% of the Portfolio’s net assets.

Unless otherwise indicated, all limitations applicable to the Portfolio’s investments apply only at the time that a transaction is undertaken.

ADDITIONAL POLICIES OF THE UNDERLYING FUNDS

Domestic Equity Underlying Funds

DFA Real Estate Securities Portfolio – The DFA Real Estate Securities Portfolio, using a free float adjusted market capitalization weighted approach, purchases readily marketable equity securities of companies whose principal activities include ownership, management, development, construction, or sale of residential, commercial or industrial real estate. The Portfolio will principally invest in equity securities of companies in certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. real estate company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and other factors that the Advisor determines to be appropriate, given market conditions. The DFA Real Estate Securities Portfolio will purchase shares of real estate investment trusts (“REITs”).

U.S. Core Equity 1 Portfolio – The U.S. Core Equity 1 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The Advisor generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC or Nasdaq Global Market® and such other securities exchanges deemed appropriate by the Advisor. The Portfolio’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

U.S. Core Equity 2 Portfolio – The U.S. Core Equity 2 Portfolio purchases a broad and diverse group of common stocks of U.S. companies with a greater emphasis on small capitalization and value companies as compared to their representation in the U.S. Universe. The Advisor generally defines the U.S. Universe as a free float adjusted market capitalization weighted portfolio of U.S. operating companies listed on the NYSE, NYSE Alternext US LLC or Nasdaq Global Market® and such other securities exchanges deemed appropriate by the Advisor. The Portfolio’s increased exposure to small and value companies may be achieved by decreasing the allocation of the Portfolio’s assets to the largest U.S. growth companies relative to their weight in the U.S. Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

VA U.S. Large Value Portfolio –The VA U.S. Large Value Portfolio, using a market capitalization weighted approach, purchases a broad and diverse group of readily marketable securities of large U.S. companies that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of the U.S. large cap company, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

As a non-fundamental policy, under normal circumstances, VA U.S. Large Value Portfolio will invest at least 80% of its net assets in securities of large cap U.S. companies. As of the date of this SAI, for purposes of the Portfolio, the Advisor considers large cap companies to be companies whose market capitalizations are generally in the highest 90% of total market capitalization or companies whose market capitalizations are larger than the 1,000th largest U.S. company, whichever results in the higher market capitalization break. Total market capitalization is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange (“NYSE”), NYSE Alternext US LLC, Nasdaq Global Market® or such other securities exchanges deemed appropriate by the Advisor. Under the Advisor’s market capitalization guidelines described above, as of December 31, 2012, the market capitalization of a large cap company was $2,810 million, or above. This dollar amount will change due to market conditions.

International Equity Underlying Funds

International Core Equity Portfolio - The International Core Equity Portfolio purchases a broad and diverse group of stocks of non-U.S. companies in developed markets with a greater emphasis on small capitalization and value companies as compared to their representation in the International Universe. For purposes of this Portfolio, the Advisor defines the International Universe as a free float adjusted market capitalization weighted portfolio of non-U.S. companies in developed markets that have been authorized as approved markets for investment by the Advisor’s Investment Committee. The Portfolio’s increased exposure to small capitalization and value companies may be achieved by decreasing the allocation of the International Core Equity Portfolio’s assets to the largest growth companies relative to their weight in the International Universe, which would result in a greater weight allocation to small capitalization and value companies. An equity issuer is considered a growth company primarily because it has a low, non-negative book value in relation to its market capitalization. An equity issuer is considered a value company primarily because it has a high book value in relation to its market capitalization.

Emerging Markets Core Equity Portfolio - The Emerging Markets Core Equity Portfolio purchases a broad and diverse group of securities associated with emerging markets, which may include frontier markets (emerging market countries in an earlier stage of development), authorized for investment by the Advisor’s Investment Committee (“Approved Markets”), with an increased exposure to securities of small cap issuers and securities that it considers to be value securities. In assessing value, the Advisor may consider factors such as the issuer’s securities having a high book value in relation to their market value, as well as price to cash flow or price to earnings ratios. The criteria the Advisor uses for assessing value are subject to change from time to time.

VA International Value Portfolio –The VA International Value Portfolio, using a market capitalization weighted approach, purchases stocks of large non-U.S. companies in countries with developed markets that the Advisor determines to be value stocks. A company’s market capitalization is the number of its shares outstanding times its price per share. In general, the higher the relative market capitalization of a large company within an eligible country, the greater its representation in the Portfolio. The Advisor may modify market capitalization weights and even exclude companies after considering such factors as free float, momentum, trading strategies, liquidity management, and other factors that the Advisor determines to be appropriate, given market conditions. Securities are considered value stocks primarily because a company’s shares have a high book value in relation to their market value (a “book to market ratio”).

The VA International Value Portfolio intends to purchase stocks of large companies associated with developed market countries that the Advisor has designated as approved markets. The Advisor determines the minimum market capitalization of a large company with respect to each country or region in which the Portfolio invests. As of December 31, 2012, for the Portfolio, the lowest minimum market capitalization of a large company in any country or region in which the Portfolio invests was $1,378 million. This threshold will change due to market conditions.

Fixed Income Underlying Funds

DFA Two-Year Global Fixed Income Portfolio – The DFA Two-Year Global Fixed Income Portfolio (the “Two-Year Global Portfolio”) seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less. The Two-Year Global Portfolio invests in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Two-Year Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement.

It is the policy of the Two-Year Global Portfolio that the weighted average length of maturity of investments will not exceed two years. However, investments may be made in obligations maturing in a shorter time period (from overnight, to up to two years from the date of settlement). Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Two-Year Global Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry by certain Fixed Income Underlying Funds” below for additional information.

DFA Selectively Hedged Global Fixed Income Portfolio – The DFA Selectively Hedged Global Fixed Income Portfolio (the “Selectively Hedged Global Portfolio”) seeks to maximize total returns from a universe of U.S. and foreign debt securities maturing in five years or less from the date of settlement. The Portfolio may selectively hedge its foreign currency risks depending on market conditions. The debt securities in which the Portfolio may invest include obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are located in developed countries. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. The fixed income securities in which the Selectively Hedged Global Portfolio invests are considered investment grade at the time of purchase. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States.

As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities. The Selectively Hedged Global Portfolio primarily invests in securities that mature within five years from the date of settlement and maintains an average portfolio maturity and an average portfolio duration of three years or less. Duration is a measure of the expected life of a fixed income security that is used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

Because many of the Selectively Hedged Global Portfolio’s investments may be denominated in foreign currencies, the Portfolio may hedge the currency exposure of the foreign securities by entering into foreign forward currency contracts, or leave some or all of the currency exposure unhedged, to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The decision to hedge the Portfolio’s currency exposure with respect to a foreign market will be based on, among other things, a comparison of the respective foreign and U.S. short-term interest rates and the Portfolio’s existing exposure to a given foreign currency. The Portfolio may use derivatives, such as futures contracts and options on futures contracts, to gain market exposure on its uninvested cash pending investment in securities or to maintain liquidity to pay redemptions.

The Selectively Hedged Global Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will concentrate its assets (invest more than 25% of its total assets) in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry by certain Fixed Income Underlying Funds” below for additional information.

VA Global Bond Portfolio – The VA Global Bond Portfolio seeks to achieve its investment objective by generally investing in a universe of U.S. and foreign debt securities maturing in five years or less. The Portfolio primarily purchases obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper and supranational organizations. At the present time, the Advisor expects that most investments will be made in the obligations of issuers that are developed countries. The fixed income securities in which the VA Global Bond Portfolio invests are considered investment grade at the time of purchase. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities. The Portfolio generally will invest its assets in obligations that mature within five years from the date of settlement. Because many of the Portfolio’s investments will be denominated in foreign currencies, the Portfolio may hedge the currency exposure of the foreign securities by entering into foreign forward currency contracts, or leave some or all of the currency exposure unhedged, to protect against uncertainty in the level of future foreign currency rates, to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another.

VA Short-Term Fixed Portfolio – The VA Short-Term Fixed Portfolio seeks to achieve its investment objective by generally investing in a universe of high quality fixed income securities that typically mature in one year or less. The Portfolio may, however, take a large position in securities maturing within two years from the date of settlement when higher yields are available. The Portfolio purchases U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., foreign government and agency obligations, bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements, obligations of supranational organizations and affiliated and unaffiliated unregistered money market funds. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in fixed income securities and maintain a dollar-weighted average portfolio maturity that will not exceed one year. The Portfolio principally invests in certificates of deposit, commercial paper, bankers’ acceptances, notes and bonds.

The VA Short-Term Fixed Portfolio may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies. The Portfolio will invest more than 25% of its total assets in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group for a period of five consecutive days when the New York Stock Exchange is open for trading. See the section entitled “Investments in the Banking Industry by certain Fixed Income Underlying Funds” below for additional information.

Description of Investments of the Fixed Income Underlying Funds

The following is a description of the categories of investments, which may be acquired by the Fixed Income Underlying Funds.

Permissible Categories:

Two-Year Global Portfolio	1-11

Selectively Hedged Global Portfolio	1, 2, 4, 6-8, 10-14

VA Global Bond Portfolio	1-11

VA Short-Term Fixed Portfolio	1-8, 10-11

1. U.S. Government Obligations—Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

2. U.S. Government Agency Obligations—Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, which have different levels of credit support. The U.S. government agency obligations include, but are not limited to, securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae, including Ginnie Mae pass-through certificates. Other securities issued by agencies and instrumentalities sponsored by the U.S. government may be supported only by the issuer’s right to borrow from the U.S. Treasury, subject to certain limits, such as securities issued by Federal Home Loan Banks, or are supported only by the credit of such agencies, such as Freddie Mac and Fannie Mae.

3. Corporate Debt Obligations—Non-convertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody’s Investor’s Service, Inc. (“Moody’s”) or A1 or better by Standard & Poor’s Rating Group (“S&P”) or F1 or better by Fitch Ratings Ltd. (“Fitch”) and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer’s commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody’s or AA by Fitch. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

4. Bank Obligations—Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit), time deposits and bankers’ acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

5. Commercial Paper—Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody’s, or F1 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody’s or AAA by S&P or AAA by Fitch.

6. Repurchase Agreements—Instruments through which the Fixed Income Underlying Funds purchase securities (“underlying securities”) from a bank or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the securities at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Fixed Income Underlying Funds will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Fixed Income Underlying Fund’s total assets would be so invested. In addition, a repurchase agreement with a duration of more than seven days will be subject to a Fixed Income Underlying Fund’s illiquid assets policy. The Fixed Income Underlying Funds also will only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

7. Foreign Government and Agency Obligations—Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

8. Supranational Organization Obligations—Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

9. Foreign Issuer Obligations—Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody’s or AA or better by Fitch.

10. Eurodollar Obligations—Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

11. Money Market Funds—The Fixed Income Underlying Funds may invest in affiliated and unaffiliated registered and unregistered money market funds. Investments in money market funds may involve a duplication of certain fees and expenses.

12. Corporate Debt Obligations—Nonconvertible corporate debt securities (e.g., bonds and debentures), which have received an investment grade rating by Moody’s, Fitch or S&P or, if unrated, have been determined by the Advisor to be of comparable quality.

13. Commercial Paper—Rated, at the time of purchase, A3 or better by S&P or Prime3 or better by Moody’s, or F3 or better by Fitch or, if unrated, issued by a corporation having an outstanding unsecured debt issue rated at least Baa3 by Moody’s or BBB- by S&P or Fitch.

14. Foreign Issuer Obligations—Debt securities of non-U.S. issuers that have received a rating of BBB- or better by S&P or Fitch or Baa3 or better by Moody’s, or, if unrated, have been determined by the Advisor to be of comparable quality.

The categories of investments that may be acquired by each of the Fixed Income Underlying Funds may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

Investments in the Banking Industry by certain Fixed Income Underlying Funds

The Two-Year Global Portfolio, Selectively Hedged Global Portfolio and VA Short-Term Fixed Portfolio will invest more than 25% of their total respective assets in obligations of U.S. and/or foreign banks and bank holding companies (“banking industry securities”) when the yield to maturity on eligible portfolio investments in banking industry securities as a group generally exceeds the yield to maturity on all other eligible portfolio investments as a group generally for a period of five consecutive days when the NYSE is open for trading. For purposes of this policy, the Advisor considers eligible portfolio investments to be those securities that are on the Advisor’s then current buy list that are available for purchase. This policy can only be changed by a vote of shareholders. When investment in such obligations exceeds 25% of the total net assets of any of these Portfolios, such Portfolio will be considered to be concentrating its investments in the banking industry. Once a Portfolio concentrates its investments in the banking industry, the Portfolio may remain concentrated in the banking industry until the purchase of new investments in the normal course of executing the Portfolio’s investment strategy result in less than 25% of the Portfolio’s total assets consisting of banking industry securities.

As the date of this SAI, the VA Short-Term Fixed Portfolio is concentrating its investments in the banking industry.

The types of bank and bank holding company obligations in which the Two-Year Global Portfolio, Selectively Hedged Global Portfolio and VA Short-Term Fixed Portfolio may invest include: dollar-denominated certificates of deposit, bankers’ acceptances, commercial paper and other debt obligations issued in the United States provided such obligations meet the Portfolio’s established credit rating criteria as stated under “Description of Investments of the Fixed Income Underlying Funds.” In addition, the Two-Year Global Portfolio and Selectively Hedged Global Portfolio are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities. The Selectively Hedged Global Portfolio may also invest in non-dollar denominated certificates.

BROKERAGE TRANSACTIONS

The following discussion relates to the policies of the Underlying Funds with respect to brokerage commissions. The Portfolio will not incur any brokerage costs in connection with its purchase or redemption of shares of the Underlying Funds.

The Fixed Income Underlying Funds acquire and sell securities on a net basis with dealers that are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size and market making ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Underlying Funds effect transactions.

Portfolio transactions will be placed with a view to seeking the best price and execution. The Underlying Funds will seek to acquire and dispose of securities in a manner that would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers that effect transactions for the Underlying Funds to determine the effect that their trading has on the market prices of the securities in which the Underlying Funds invest. The Advisor also checks the rate of commission, if any, being paid by the Underlying Funds to their brokers to ascertain that the rates are competitive with those charged by other brokers for similar services.

Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services. The investment advisory agreements of the Underlying Funds permit the Advisor knowingly to pay commissions on these transactions that are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor’s overall responsibilities to the accounts under its management. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Underlying Funds.

Subject to the duty to seek to obtain best price and execution, transactions may be placed with brokers that have assisted in the sale of Portfolio shares. The Advisor, however, pursuant to policies and procedures approved by the Board of Directors of the Fund, is prohibited from selecting brokers and dealers to effect the Portfolio’s portfolio securities transactions based (in whole or in part) on a broker’s or dealer’s promotion or sale of shares issued by the Portfolio or any other registered investment companies.

Companies eligible for purchase by the U.S. Core Equity 1 Portfolio, the U.S. Core Equity 2 Portfolio, DFA Real Estate Securities Portfolio, VA U.S. Large Value Portfolio, International Core Equity Portfolio, Emerging Markets Core Equity Portfolio, VA International Value Portfolio may be thinly traded securities. The Advisor believes that it needs maximum flexibility to effect trades on a best execution basis. As deemed appropriate, the Advisor places buy and sell orders for the Underlying Funds with various brokerage firms that may act as principal or agent. The Advisor may also make use of direct market access and algorithmic, program or electronic trading methods. The Advisor may extensively use electronic trading systems as such systems can provide the ability to customize the orders placed and can assist in the Advisor’s execution strategies.

FUTURES CONTRACTS

All Underlying Funds may enter into futures contracts and options on futures contracts. Such Underlying Funds may enter into futures contracts and options on future contracts to gain market exposure on the Underlying Fund’s uninvested cash pending investments in securities and to maintain liquidity to pay redemptions.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts that are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Underlying Funds will be required to make a margin deposit in cash or government securities with a futures commission merchant (an “FCM”) to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and FCMs may establish margin requirements that are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin to be held by the FCM will be required. Conversely, a reduction in the required margin would result in excess margin that can be refunded to the custodial accounts of the Underlying Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Underlying Funds expect to earn income on their margin deposits. Each Underlying Fund intends to limit its futures-related investment activity so that other than with respect to bona fide hedging activity (as defined in Commodity Futures Trading Commission (“CFTC”) General Regulations Section 1.3 (z)): (i) the aggregate initial margin and premiums paid to establish commodity futures and commodity option contract positions (determined at the time the most recent position was established) do not exceed 5% of the liquidation value of an Underlying Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into (provided that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating such 5% limitation) or (ii) the aggregate net “notional value” (i.e., the size of a commodity futures or commodity option contract in contract units (taking into account any multiplier specified in the contract), multiplied by the current market price (for a futures contract) or strike price (for an option contract) of each such unit) of all non-hedge commodity futures and commodity option contracts that an Underlying Fund has entered into (determined at the time the most recent position was established) does not exceed the liquidation value of an Underlying Fund’s portfolio, after taking into account unrealized profits and unrealized losses on any such contracts that an Underlying Fund has entered into.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Underlying Fund would continue to be required to make variation margin deposits. In such circumstances, if the Underlying Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures that are traded on national futures exchanges and for which there appears to be a liquid secondary market. Pursuant to published positions of the SEC and interpretations of the staff of the SEC, the Underlying Funds (or their custodians) are required to maintain segregated accounts or to segregate assets through notations on the books of the custodian, consisting of liquid assets (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with their futures contract transactions in order to cover their obligations with respect to such contracts. These requirements are designed to limit the amount of leverage the Underlying Funds may use by entering into futures transactions.

FOREIGN CURRENCY TRANSACTIONS

The International Equity Underlying Funds and each Fixed Income Underlying Fund (except the VA Short-Term Fixed Portfolio) may acquire and sell forward foreign currency exchange contracts in order to protect against uncertainty in the level of future foreign currency exchange rates. The Underlying Funds will conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded in the interbank market conducted directly between traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies.

With respect to an International Equity Underlying Fund, the Underlying Fund may enter into a forward contract in connection with the purchase or sale of foreign equity securities, typically to “lock in” the value of the transaction with respect to a different currency. In addition, an International Equity Underlying Fund may, from time to time, enter into a forward contract to transfer balances from one currency to another currency.

The Fixed Income Underlying Funds (except the VA Short-Term Fixed Portfolio) may enter into forward foreign currency contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another currency. A Fixed Income Underlying Fund may enter into a forward contract to buy or sell the amount of foreign currency approximating the value of some or all of the portfolio securities quoted or denominated in such foreign currency. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it expires. The Two-Year Global Portfolio and VA Global Bond Portfolio typically hedge their foreign currency exposure. The Selectively Hedged Global Portfolio may hedge the currency exposure of its foreign securities or leave some or all of the currency exposure unhedged.

CASH MANAGEMENT PRACTICES

The Portfolio and Underlying Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other securities, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, the Underlying Funds may make cash investments for temporary defensive purposes during periods in which market, economic or political conditions warrant.

All the Underlying Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible for the Portfolio and Underlying Funds:

Portfolio	Permissible Cash Investments*	Percentage Guidelines**
DFA VA Global Moderate Allocation Portfolio	U.S. government securities, repurchase agreements and short-term paper; affiliated and unaffiliated registered and unregistered money market funds***	20%

Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**
U.S. Core Equity 1 Portfolio U.S. Core Equity 2 Portfolio International Core Equity Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%

Underlying Funds	Permissible Cash Investments*	Percentage Guidelines**
VA U.S. Large Value Portfolio	High quality, highly liquid fixed income securities, such as money market instruments; affiliated and unaffiliated registered and unregistered money market funds***	20%
DFA Real Estate Securities Portfolio	Fixed income obligations such as money market instruments; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%
VA International Value Portfolio	Fixed income obligations as may be acquired by the Fixed Income Underlying Funds; affiliated and unaffiliated registered and unregistered money market funds***	20%
Emerging Markets Core Equity Portfolio	Money market instruments; highly liquid debt securities; freely convertible currencies; index futures contracts and options thereon; affiliated and unaffiliated registered and unregistered money market funds***	20%
DFA Two-Year Global Fixed Income Portfolio	Short-term repurchase agreements; affiliated and unaffiliated registered and unregistered money market funds***	N.A.
DFA Selectively Hedged Global Fixed Income Portfolio	Short-term repurchase agreements; affiliated and unaffiliated registered and unregistered money market funds***	N.A.
VA Short-Term Fixed Portfolio VA Global Bond Portfolio	Affiliated and unaffiliated registered and unregistered money market funds***	20%

*

With respect to fixed income instruments, except in connection with corporate actions, the Portfolio and Underlying Funds will invest in fixed income instruments that at the time of purchase have an investment grade rating by a rating agency or are deemed to be investment grade by the Advisor.

**	The percentage guidelines set forth above are not absolute limitations but the Portfolio and Underlying Funds do not expect to exceed these guidelines under normal circumstances.

***	Investments in money market mutual funds may involve duplication of certain fees and expenses.

EXCHANGE TRADED FUNDS

U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, International Core Equity Portfolio and Emerging Markets Core Equity Portfolio may also invest in Exchange Traded Funds (“ETFs”) and similarly structured pooled investments for the purpose of gaining exposure to the equity markets while maintaining liquidity. An ETF is an investment company classified as an open-end investment company or unit investment trust that is traded similar to a publicly traded company. ETFs in which the Portfolios invest are passively managed and attempt to track or replicate a desired index, such as a sector, market or global segment. The risks and costs of investing in ETFs are comparable to investing in a publicly traded company. The goal of an ETF is to correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The risk of not correlating to the index is an additional risk to the investors of ETFs. When an Underlying Fund invests in an ETF, shareholders of the Underlying Fund (including the Portfolio) bear their proportionate share of the underlying ETF’s fees and expenses.

DIRECTORS AND OFFICERS

Directors

Organization of the Board

The Board of Directors of the Fund (the “Board”) is responsible for establishing the Fund’s policies and for overseeing the management of the Fund. The Board of Directors elects the officers of the Fund, who, along with third party service providers, are responsible for administering the day-to-day operations of the Fund. The Board of Directors of the Fund is comprised of two interested Directors and six disinterested Directors. David G. Booth, an interested Director, is Chairman of the Board. The Board has not found it necessary to appoint a lead disinterested Director because it believes that the existing structure of the Board allows for effective communication among the disinterested Directors, between the disinterested Directors and interested Directors, as well as between the disinterested Directors and management. The existing Board structure for the Fund also provides the disinterested Directors with adequate influence over the governance of the Board and the Fund, while also providing the Board with the invaluable insight of the two interested Directors, who, as both officers of the Fund and the Advisor, participate in the day-to-day management of the Fund’s affairs, including risk management.

The agenda for each quarterly meeting of the Board is provided at least two weeks prior to the meeting to the disinterested Directors in order to provide the Directors with the opportunity to contact Fund management and/or the disinterested Directors’ independent counsel regarding agenda items. In addition, the disinterested Directors regularly communicate with Mr. Booth regarding items of interest to them in between regularly scheduled meetings of the Board. The Board of the Fund meets in person at least four times each year and by telephone at other times. At each in-person meeting, the disinterested Directors meet in executive session with their independent counsel to discuss matters outside the presence of management.

The Board has four standing committees. The Audit Committee, Nominating Committee and Portfolio Performance and Service Review Committee (“Performance Committee”) are composed entirely of disinterested Directors. As described below, through these Committees, the disinterested Directors have direct oversight of the Fund’s accounting and financial reporting policies, the selection and nomination of candidates to the Fund’s Board and the review of the investment performance of the series of the Fund and the performance of the Fund’s service providers. The Investment Review Committee (the “Review Committee”) consists of both interested and disinterested Directors. The Review Committee assists the Board in carrying out its fiduciary duties with respect to the oversight of the Fund and its performance.

The Board’s Audit Committee is comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. The Audit Committee for the Board oversees the Fund’s accounting and financial reporting policies and practices, the Fund’s internal controls, the Fund’s financial statements and the independent audits thereof and performs other oversight functions as requested by the Board. The Audit Committee recommends the appointment of the Fund’s independent registered public accounting firm and also acts as a liaison between the Fund’s independent registered public accounting firm and the full Board. There were two Audit Committee meetings held for the Fund during the fiscal year ended October 31, 2012.

The Board’s Nominating Committee is comprised of George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, Myron S. Scholes and Abbie J. Smith. The Nominating Committee for the Board makes recommendations for nominations of disinterested and interested members on the Board to the disinterested Board members and to the full board. The Nominating Committee evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. There were no Nominating Committee meetings held for the Fund during the fiscal year ended October 31, 2012.

The Board’s Performance Committee is comprised of George M. Constantinides, Roger G. Ibbotson, Abbie J. Smith, Edward P. Lazear, John P. Gould and Myron S. Scholes. The Performance Committee regularly reviews and monitors the investment performance of the Fund’s series, including the Portfolio, and reviews the performance of the Fund’s service providers. There were seven Performance Committee meetings held for the Fund during the fiscal year ended October 31, 2012.

The Review Committee is comprised of John P. Gould, Edward P. Lazear, Myron S. Scholes and Eduardo A. Repetto. At the request of the Board or the Advisor, the Review Committee (i) reviews the design of possible new series of the Fund, (ii) reviews performance of existing Portfolios of the Fund, and discusses and recommends possible enhancements to the Portfolios’ investment strategies, (iii) reviews proposals by the Advisor to modify or enhance the investment strategies or policies of each Portfolio, and (iv) considers issues relating to investment services for each Portfolio of the Fund. There were two Review Committee meetings held for the Fund during the fiscal year ended October 31, 2012.

The Board of the Fund, including all of the disinterested Directors, oversees and approves the contracts of the third party service providers that provide advisory, administrative, custodial and other services to the Fund.

Board Oversight of Risk Management

The Board, as a whole, considers risk management issues as part of its general oversight responsibilities throughout the year at regular board meetings, through regular reports that have been developed by Fund management and the Advisor. These reports address certain investment, valuation and compliance matters. The Board also may receive special written reports or presentations on a variety of risk issues, either upon the Board’s request or upon the initiative of the Advisor. In addition, the Audit Committee of the Board meets regularly with management of the Advisor to review reports on the Advisor’s examinations of functions and processes that affect the Fund.

With respect to investment risk, the Board receives regular written reports describing and analyzing the investment performance of the Fund’s portfolios. The Board discusses these reports and the portfolios’ performance and investment risks with management of the Advisor at the Board’s regular meetings. The Investment Committee of the Advisor meets regularly to discuss a variety of issues, including the impact that the investment in particular securities or instruments, such as derivatives, may have on the portfolios. To the extent that the Investment Committee of the Advisor decides to materially change an investment strategy or policy of a portfolio and such change could have a significant impact on the portfolio’s risk profile, the Advisor will present such change to the Board for their approval.

With respect to valuation, the Advisor and the Fund’s Administrative and Accounting Agent provide regular written reports to the Board that enables the Board to review fair valued securities in a particular portfolio. Such reports also include information concerning illiquid and any worthless securities held by each portfolio. In addition, the Fund’s Audit Committee reviews valuation procedures and pricing results with the Fund’s independent registered public accounting firm in connection with such Committee’s review of the results of the audit of each portfolio’s year-end financial statements.

With respect to compliance risks, the Board receives regular compliance reports prepared by the Advisor’s compliance group and meets regularly with the Fund’s Chief Compliance Officer (CCO) to discuss compliance issues, including compliance risks. As required under SEC rules, the disinterested Directors meet at least quarterly in executive session with the CCO, and the Fund’s CCO prepares and presents an annual written compliance report to the Board. The Fund’s Board adopts compliance policies and procedures for the Fund and receives information about the compliance procedures in place for the Fund’s service providers. The compliance policies and procedures are specifically designed to detect and prevent violations of the federal securities laws.

The Advisor periodically provides information to the Board relevant to enterprise risk management describing the way in which certain risks are managed at the complex-wide level by the Advisor. Such presentations include areas such as counter-party risk, material fund vendor or service provider risk, investment risk, reputational risk, personnel risk and business continuity risk.

Director Qualifications

When a vacancy occurs on the Board, the Nominating Committee of the Board evaluates a candidate’s qualification for Board membership and the independence of such candidate from the Advisor and other principal service providers. The Nominating Committee will consider nominees recommended by Qualifying Fund Shareholders if a vacancy occurs among Board members. A Qualifying Fund Shareholder is a shareholder, or group of shareholders, that: (i) owns of record, or beneficially through a financial intermediary, 5% or more of a Fund’s outstanding shares, and (ii) has owned such shares for 12 months or more prior to submitting the recommendation to the Committee. Such recommendations shall be directed to the Secretary of the Fund at 6300 Bee Cave Road, Building One, Austin, TX 78746. The Qualifying Fund Shareholder’s letter should include: (i) the name and address of the Qualifying Fund Shareholder making the recommendation; (ii) the number of shares of each Portfolio of the Fund that are owned of record and beneficially by such Qualifying Fund Shareholder, and the length of time that such shares have been so owned by the Qualifying Fund Shareholder; (iii) a description of all arrangements and understandings between such Qualifying Fund Shareholder and any other person or persons (naming such person or persons) pursuant to which the recommendation is being made; (iv) the name and address of the nominee; and (v) the nominee’s resume or curriculum vitae. The Qualifying Fund Shareholder’s letter must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders. The Committee also may seek such additional information about the nominee as the Committee considers appropriate, including information relating to such nominee that is required to be disclosed in solicitations or proxies for the election of Board members.

The Nominating Committee of the Board believes that it is in the best interests of the Fund and its shareholders to obtain highly-qualified individuals to serve as members of the Board. The Fund’s Board believes that each Director currently serving on the Board has the experience, qualifications, attributes and skills to allow the Board to effectively oversee the management of the Fund and protect the interests of shareholders. The Board noted that each Director had professional experience in areas of importance for investment companies. The Board considered that each disinterested Director held an academic position in the areas of finance, economics or accounting. The Board also noted that John P. Gould, Myron S. Scholes and Abbie J. Smith each had experience serving as a director on the boards of operating companies and/or other investment companies. In addition, the Board considered that David G. Booth and Eduardo A. Repetto contributed valuable experience due to their positions with the Advisor. Certain biographical information for each disinterested Director and each interested Director of the Fund is set forth in the tables below, including a description of each Director’s experience as a Director of the Fund and as a director or trustee of other funds, as well as other recent professional experience.

Disinterested Directors

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
George M. Constantinides University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 65	Director	Since 1993	Leo Melamed Professor of Finance, University of Chicago Booth School of Business.	105 portfolios in 4 investment companies	None

Name, Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
John P. Gould University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 74	Director	Since 1993	Steven G. Rothmeier Distinguished Service Professor of Economics, University of Chicago Booth School of Business (since 1965). Member and Chair, Competitive Markets Advisory Council, Chicago Mercantile Exchange (futures trading exchange) (since 2004). Formerly, Director of UNext Inc. (1999-2006). Formerly, Member of the Board of Milwaukee Insurance Company (1997-2010).	105 portfolios in 4 investment companies	Trustee, Harbor Funds (registered investment company) (28 Portfolios) (since 1994).
Roger G. Ibbotson Yale School of Management P.O. Box 208200 New Haven, CT 06520-8200 Age: 69	Director	Since 1993	Professor in Practice of Finance, Yale School of Management (since 1984). Consultant to Morningstar, Inc. (since 2006). Chairman, CIO and Partner, Zebra Capital Management, LLC (hedge fund and asset manager) (since 2001). Formerly, Chairman, Ibbotson Associates, Inc., Chicago, IL (software, data, publishing and consulting) (1977-2006). Formerly, Director, BIRR Portfolio Analysis, Inc. (software products) (1990-2010).	105 portfolios in 4 investment companies	None
Edward P. Lazear Stanford University Graduate School of Business 518 Memorial Way Stanford, CA 94305-5015 Age: 65	Director	Since 2010	Morris Arnold Cox Senior Fellow, Hoover Institution (since 2002). Jack Steele Parker Professor of Human Resources Management and Economics, Graduate School of Business, Stanford University (since 1995). Cornerstone Research (expert testimony and economic and financial analysis) (since 2009). Formerly, Chairman of the President George W. Bush’s Council of Economic Advisers (2006- 2009). Council of Economic Advisors, State of California (2005-2006). Commissioner, White House Panel on Tax Reform (2005).	105 portfolios in 4 investment companies	None
Myron S. Scholes c/o Dimensional Fund Advisors LP 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 71	Director	Since 1993	Frank E. Buck Professor Emeritus of Finance, Stanford University (since 1981). Formerly, Chairman, Platinum Grove Asset Management L.P. (hedge fund) (formerly, Oak Hill Platinum Partners) (1999-2009). Formerly, Managing Partner, Oak Hill Capital Management (private equity firm) (until 2004). Formerly, Director, Chicago Mercantile Exchange (2001-2008).	105 portfolios in 4 investment companies	Director, American Century Fund Complex (registered investment companies) (40 Portfolios) (since 1980).
Abbie J. Smith University of Chicago Booth School of Business 5807 S. Woodlawn Avenue Chicago, IL 60637 Age: 59	Director	Since 2000	Boris and Irene Stern Distinguished Service Professor of Accounting, University of Chicago Booth School of Business (since 1980); Co-Director Investment Research, Fundamental Investment Advisors (hedge fund) (since 2008).	105 portfolios in 4 investment companies	Director, HNI Corporation (formerly known as HON Industries Inc.) (office furniture) (since 2000); Director, Ryder System Inc. (transportation, logistics and supply-chain management) (since 2003); and Trustee, UBS Funds (3 investment companies within the fund complex) (52 portfolios) (since 2009).

Interested Directors

The following Interested Directors are described as such because they are deemed to be “interested persons,” as that term is defined under the 1940 Act, due to their positions with the Advisor.

Name Address and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years	Portfolios within the DFA Fund Complex[2] Overseen	Other Directorships of Public Companies Held During Past 5 Years
David G. Booth 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 66	Chairman, Director, President and Co-Chief Executive Officer	Since 1992	Chairman, Director/Trustee, President, Co-Chief Executive Officer and, formerly, Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (2003 to 3/30/2007) of the following companies: Dimensional Fund Advisors LP, DFA Securities LLC, Dimensional Emerging Markets Value Fund (“DEM”), DFAIDG, Dimensional Investment Group Inc. (“DIG”) and The DFA Investment Trust Company (“DFAITC”). Chairman, Director, President and Co-Chief Executive Officer of Dimensional Holdings Inc. and formerly Chief Executive Officer (until 1/1/2010) and Chief Investment Officer (until 3/30/2007). Director of Dimensional Fund Advisors Ltd. and formerly, Chief Investment Officer. Director of DFA Australia Limited and formerly, President and Chief Investment Officer. Director of Dimensional Funds PLC and Dimensional Funds II PLC. Limited Partner, Oak Hill Partners (since 2001) and VSC Investors, LLC (since 2007). Trustee, University of Chicago. Trustee, University of Kansas Endowment Association. Formerly, Director, SA Funds (registered investment company). Chairman, Director and Co-Chief Executive Officer of Dimensional Fund Advisors Canada ULC. Director, Dimensional Cayman Commodity Fund I Ltd.	105 portfolios in 4 investment companies	None
Eduardo A. Repetto 6300 Bee Cave Road, Building One Austin, TX 78746 Age: 46	Director, Co-Chief Executive Officer and Chief Investment Officer	Since 2009	Co-Chief Executive Officer (beginning January 2010), Chief Investment Officer (beginning March 2007) and formerly, Vice President of Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, Dimensional Emerging Markets Value Fund, DFA Investment Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Fund Advisors Canada ULC; Director of all such entities except Dimensional Fund Advisors LP and DFA Securities LLC. Chief Investment Officer, Vice President and Director of DFA Australia Limited. Director of Dimensional Fund Advisors Ltd., Dimensional Funds PLC, Dimensional Funds II PLC and Dimensional Cayman Commodity Fund I Ltd.	105 portfolios in 4 investment companies	None

[1]	Each Director holds office for an indefinite term until his or her successor is elected and qualified.

[2]

Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Fund; DIG; DFAITC; and DEM. Each Disinterested Director also serves on the Independent Review Committee of the Dimensional Funds, mutual funds registered in the provinces of Canada and managed by the Advisor’s affiliate, Dimensional Fund Advisors Canada ULC.

Information relating to each Director’s ownership (including the ownership of his or her immediate family) in the Portfolio and in all registered investment companies in the DFA Fund Complex as of December 31, 2012, is set forth in the chart below. Because the Portfolio has not yet commenced operations prior to the date of this SAI, the Directors do not own any shares of the Portfolio.

Name	Dollar Range of Portfolio Shares Owned	Aggregate Dollar Range of Shares Owned in All Funds Overseen by Director in Family of Investment Companies
Disinterested Directors:
George M. Constantinides	None	[None Directly; Over $100,000 in Simulated Funds**]
John P. Gould	None	[None Directly; Over $100,000 in Simulated Funds **]
Roger G. Ibbotson	None	[Over $100,000; Over $100,000 in Simulated Funds**]
Edward P. Lazear	None	[None Directly]
Myron S. Scholes	None	[$50,001-$100,000; Over $100,000 in Simulated Funds**]
Abbie J. Smith	None	[None Directly; Over $100,000 in Simulated Funds **]
Interested Directors:
David G. Booth	None	[Over $100,000]
Eduardo A. Repetto	None	[Over $100,000]

**         As discussed below, the compensation to certain of the disinterested Directors may be in amounts that correspond to a hypothetical investment in a cross-section of the DFA Funds. Thus, the disinterested Directors who are so compensated experience the same investment returns that are experienced by shareholders of the DFA Funds although the disinterested Directors do not directly own shares of the DFA Funds.

Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Fund during the fiscal year ended October 31, 2012 and the total compensation received from all four registered investment companies for which the Advisor served as investment advisor during that same fiscal period. The table also provides the compensation paid by the Fund to the Fund’s Chief Compliance Officer for the fiscal year ended October 31, 2012.

Name and Position	Aggregate Compensation from the Fund*	Pension or Retirement Benefits as Part of Fund Expenses	Estimated Annual Benefits upon Retirement	Total Compensation from the Fund and DFA Fund Complex Paid to Directors†
George M. Constantinides Director	$137,827	N/A	N/A	$220,000
John P. Gould Director	$137,827	N/A	N/A	$220,000
Roger G. Ibbotson Director	$144,089	N/A	N/A	$230,000
Edward P. Lazear Director	$137,827	N/A	N/A	$220,000
Myron S. Scholes Director	$137,827	N/A	N/A	$220,000
Abbie J. Smith Director	$137,827	N/A	N/A	$220,000
Christopher S. Crossan Chief Compliance Officer	$234,319	N/A	N/A	N/A

†

The term DFA Fund Complex refers to the four registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors/trustees on the Boards of Directors/Trustees of such companies.

*

Under a deferred compensation plan (the “Plan”) adopted effective January 1, 2002, the disinterested Directors of the Fund may defer receipt of all or a portion of the compensation for serving as members of the four Boards of Directors/Trustees of the investment companies in the DFA Fund Complex (the “DFA Funds”). Amounts deferred under the Plan are treated as though equivalent dollar amounts had been invested in shares of a cross-section of the

DFA Funds (the “Reference Funds” or “Simulated Funds”). The amounts ultimately received by the disinterested Directors under the Plan will be directly linked to the investment performance of the Reference Funds. Deferral of fees in accordance with the Plan will have a negligible effect on a fund’s assets, liabilities, and net income per share, and will not obligate a fund to retain the services of any disinterested Director or to pay any particular level of compensation to the disinterested Director. The total amount of deferred compensation accrued by the disinterested Directors from the DFA Fund Complex who participated in the Plan during the fiscal year ended October 31, 2012 is as follows: $230,000 (Mr. Ibbotson) and $156,000 (Mr. Lazear). A disinterested Director’s deferred compensation will be distributed at the earlier of: (a) January in the year after the disinterested Director’s resignation from the Boards of Directors/Trustees of the DFA Funds, or death or disability; or (b) five years following the first deferral, in such amounts as the disinterested Director has specified. The obligations of the DFA Funds to make payments under the Plan will be unsecured general obligations of the DFA Funds, payable out of the general assets and property of the DFA Funds.

Officers

Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. The address of each officer is 6300 Bee Cave Road, Building One, Austin, TX 78746. Each of the officers listed below holds the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors LP, Dimensional Holdings Inc., DFA Securities LLC, the Fund, DIG, DFAITC and DEM (collectively, the “DFA Entities”).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
April A. Aandal Age: 49	Vice President	Since 2008	Vice President of all the DFA Entities. Vice President, Global Business Development of Dimensional Fund Advisors LP (since October 2011) Formerly, Chief Learning Officer of Dimensional Fund Advisors LP (2008-2011). Formerly Regional Director of Dimensional Fund Advisors LP (2004-2008).
Robyn G. Alcorta Age: 37	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Vice President, Business Development at Capson Physicians Insurance Company (2010-2012); Vice President at Charles Schwab (2007-2010).
Darryl D. Avery Age: 46	Vice President	Since 2005	Vice President of all the DFA Entities.
Arthur H. Barlow Age: 57	Vice President	Since 1993	Vice President of all the DFA Entities.
John T. Blood Age: 44	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2010 – January 2011)). Formerly, Chief Market Strategist at Commonwealth Financial (2007-2010); Director of Research at Commonwealth Financial (2000-2007).
Scott A. Bosworth Age: 44	Vice President	Since 2007	Vice President of all the DFA Entities.
Valerie A. Brown Age: 45	Vice President and Assistant Secretary	Since 2001	Vice President and Assistant Secretary of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
David P. Butler Age: 48	Vice President	Since 2007	Vice President of all the DFA Entities. Head of Global Financial Advisor Services of Dimensional Fund Advisors LP (since 2008). Formerly, Director US Financial Advisor Services of Dimensional Fund Advisors LP (since January 2005).
Douglas M. Byrkit Age: 42	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (December 2010 – January 2012); Regional Director at Russell Invstments (April 2006 – December 2010).
James G. Charles Age: 56	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2008-2010); Vice President, Client Portfolio Manager at American Century Investments (2001-2008).
Joseph H. Chi Age: 46	Vice President	Since 2009	Vice President of all the DFA Entities. Co-Head of Portfolio Management of Dimensional Fund Advisors LP (since March 2012). Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2012). Formerly, Portfolio Manager for Dimensional Fund Advisors LP (October 2005 to January 2012).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Stephen A. Clark Age: 40	Vice President	Since 2004	Vice President of all the DFA Entities. Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2006). Head of U.S. Institutional Services of Dimensional Fund Advisors LP (since March 2012). Formerly, Head of Portfolio Management of Dimensional Fund Advisors LP (January 2006 - March 2012).
Jeffrey D. Cornell Age: 36	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (August 2002 – January 2012).
Robert P. Cornell Age: 63	Vice President	Since 2007	Vice President of all the DFA Entities.
George H. Crane Age: 57	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Senior Vice President and Managing Director at State Street Bank & Trust Company (2007-2008); Managing Director, Head of Investment Administration and Operations at State Street Research & Management Company (2002-2005).
Christopher S. Crossan Age: 46	Vice President and Global Chief Compliance Officer	Since 2004	Vice President and Chief Compliance Officer of all the DFA Entities.
James L. Davis Age: 56	Vice President	Since 1999	Vice President of all the DFA Entities.
Robert T. Deere Age: 55	Vice President	Since 1994	Vice President of all the DFA Entities and DFA Australia Limited.
Peter F. Dillard Age: 40	Vice President	Since 2010	Vice President of all the DFA Entities. Research Associate for Dimensional Fund Advisors LP (since August 2008). Formerly, Research Assistant for Dimensional Fund Advisors LP (April 2006 – August 2008). Manager at Hilton Hotels Corp. (September 2004 – April 2006).
Robert W. Dintzner Age: 42	Vice President	Since 2001	Vice President of all the DFA Entities. Chief Communications Officer (since 2010).
Richard A. Eustice Age: 47	Vice President and Assistant Secretary	Since 1998	Vice President and Assistant Secretary of all the DFA Entities and DFA Australia Limited. Chief Operating Officer of Dimensional Fund Advisors Ltd. (since July 2008). Formerly, Vice President of Dimensional Fund Advisors Ltd.
Gretchen A. Flicker Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities.
Jed S. Fogdall Age: 38	Vice President	Since 2008	Vice President of all the DFA Entities. Co-Head of Portfolio Management of Dimensional Fund Advisors LP (since March 2012). Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2012). Formerly, Portfolio Manager for Dimensional Fund Advisors LP (September 2004 to January 2012).
Jeremy P. Freeman Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Technology Manager for Dimensional Fund Advisors LP (since June 2006).
Mark R. Gochnour Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities.
Tom M. Goodrum Age: 44	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Managing Director at BlackRock (2004 – January 2012).
Henry F. Gray Age: 45	Vice President	Since 2000	Vice President of all the DFA Entities.
John T. Gray Age: 38	Vice President	Since 2007	Vice President of all the DFA Entities.
Christian Gunther Age: 37	Vice President	Since 2011	Vice President of all the DFA Entities. Senior Trader for Dimensional Fund Advisors LP (since 2012). Formerly, Senior Trader for Dimensional Fund Advisors Ltd. (2009-2012); Trader for Dimensional Fund Advisors Ltd. (2008-2009); Trader for Dimensional Fund Advisors LP (2004-2008).
Joel H. Hefner Age: 45	Vice President	Since 2007	Vice President of all the DFA Entities.
Julie C. Henderson Age: 38	Vice President and Controller	Since 2005	Vice President and Fund Controller of all the DFA Entities.
Kevin B. Hight Age: 45	Vice President	Since 2005	Vice President of all the DFA Entities.
Christine W. Ho Age: 45	Vice President	Since 2004	Vice President of all the DFA Entities.

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Michael C. Horvath Age: 52	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Managing Director, Co-Head Global Consultant Relations at BlackRock (2004-2011).
Jeff J. Jeon Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities.
Stephen W. Jones Age: 44	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Facilities Manager for Dimensional Fund Advisors LP (October 2008 – January 2012); General Manager at Intercity Investments (March 2007 – October 2008).
Patrick M. Keating Age: 57	Vice President	Since 2003	Vice President of all the DFA Entities and Chief Operating Officer of Dimensional Fund Advisors LP. Director, Vice President, and Chief Privacy Officer of Dimensional Fund Advisors Canada ULC. Director of DFA Australia Limited.
Glenn E. Kemp Age: 64	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (April 2006 – January 2012).
David M. Kershner Age: 41	Vice President	Since 2010	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since June 2004).
Timothy R. Kohn Age: 41	Vice President	Since 2011	Vice President of all the DFA Entities. Head of Defined Contribution Sales for Dimensional Fund Advisors LP (since August 2010). Formerly, Chief DC Strategist, Barclays Global Investors (2005-2009)
Joseph F. Kolerich Age: 41	Vice President	Since 2004	Vice President of all the DFA Entities. Senior Portfolio Manager for Dimensional Fund Advisors LP (since January 2012). Formerly, Portfolio Manager for Dimensional Fund Advisors LP (April 2001 to January 2012).
Stephen W. Kurad Age: 43	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (2007-2010).
Michael F. Lane Age: 45	Vice President	Since 2004	Vice President of all the DFA Entities. CEO of Dimensional SmartNest (US) LLC (since 2012).
Francis R. Lao Age: 43	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Vice President – Global Operations at Janus Capital Group (2005-2011).
Juliet H. Lee Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities. Human Resources Manager of Dimensional Fund Advisors LP (since January 2004).
Marlena I. Lee Age: 32	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (July 2008-2010).
Apollo D. Lupescu Age: 43	Vice President	Since 2009	Vice President of all the DFA Entities. Regional Director for Dimensional Fund Advisors LP (since February 2004).
Kenneth M. Manell Age: 39	Vice President	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since September 2006).
Aaron M. Marcus Age: 42	Vice President and Head of Global Human Resources	Since 2008	Vice President of all DFA Entities and Head of Global Human Resources of Dimensional Fund Advisors LP. Formerly, Global Head of Recruiting and Vice President of Goldman Sachs & Co. (June 2006 to January 2008).
David R. Martin Age: 56	Vice President, Chief Financial Officer and Treasurer	Since 2007	Vice President, Chief Financial Officer and Treasurer of all the DFA Entities. Director, Vice President, Chief Financial Officer and Treasurer of Dimensional Fund Advisors Ltd. and DFA Australia Limited. Chief Financial Officer, Treasurer, and Vice President of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC.
Catherine L. Newell Age: 48	Vice President and Secretary	Vice President since 1997 and Secretary since 2000	Vice President and Secretary of all the DFA Entities. Director, Vice President and Secretary of DFA Australia Limited. Director, Vice President and Secretary of Dimensional Fund Advisors Ltd. (since February 2002, April 1997, and May 2002, respectively). Vice President and Secretary of Dimensional Fund Advisors Canada ULC. Director of Dimensional Funds PLC and Dimensional Funds II PLC (since 2002 and 2006, respectively).
Christian Newton Age: 37	Vice President	Since 2009	Vice President of all the DFA Entities. Web Services Manager for Dimensional Fund Advisors LP (since January 2008). Formerly, Design Manager (2005 – 2008) of Dimensional Fund Advisors LP.
Pamela B. Noble Age: 48	Vice President	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since 2008).
Carolyn L. O Age: 38	Vice President	Since 2010	Vice President of all the DFA Entities. Counsel for Dimensional Fund Advisors LP (since September 2007). Prior to September 2007, Associate at K&L Gates LLP (January 2004 – September 2007).

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Gerard K. O’Reilly Age: 36	Vice President	Since 2007	Vice President of all the DFA Entities.
Daniel C. Ong Age: 39	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since July 2005).
Kyle K. Ozaki Age: 34	Vice President	Since 2010	Vice President of all the DFA Entities. Senior Compliance Officer for Dimensional Fund Advisors LP (since January 2008). Formerly, Compliance Officer for Dimensional Fund Advisors LP (February 2006 – December 2007).
David A. Plecha Age: 51	Vice President	Since 1993	Vice President of all the DFA Entities, DFA Australia Limited and Dimensional Fund Advisors Ltd.
Allen Pu Age: 42	Vice President	Since 2011	Vice President of all the DFA Entities. Portfolio Manager for Dimensional (since 2006).
Theodore W. Randall Age: 39	Vice President	Since 2008	Vice President of all the DFA Entities. Formerly, Research Associate of Dimensional Fund Advisors LP (2006 to 2008).
Savina B. Rizova Age: 31	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Research Associate for Dimensional Fund Advisors LP (June 2011 – January 2012); Research Assistant for Dimensional Fund Advisors LP (July 2004 – August 2007).
L. Jacobo Rodríguez Age: 41	Vice President	Since 2005	Vice President of all the DFA Entities.
Julie A. Saft Age: 53	Vice President	Since 2010	Vice President of all the DFA Entities. Client Systems Manager for Dimensional Fund Advisors LP (since July 2008). Formerly, Senior Manager at Vanguard (November 1997 – July 2008).
David E. Schneider Age: 66	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Director of Institutional Services of Dimensional Fund Advisors LP (2001 – June 2012).
Walid A. Shinnawi Age: 51	Vice President	Since 2010	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (March 2006 – January 2010).
Bruce A. Simmons Age: 47	Vice President	Since 2009	Vice President of all the DFA Entities. Investment Operations Manager for Dimensional Fund Advisors LP (since May 2007). Formerly, Vice President Client and Fund Reporting at Mellon Financial (September 2005 – May 2007).
Ted R. Simpson Age: 44	Vice President	Since 2007	Vice President of all the DFA Entities.
Bryce D. Skaff Age: 37	Vice President	Since 2007	Vice President of all the DFA Entities.
Andrew D. Smith Age: 44	Vice President	Since 2011	Vice President of all the DFA Entities. Project Manager for Dimensional (since 2007). Formerly, Business Analyst Manager, National Instruments (2003-2007).
Grady M. Smith Age: 56	Vice President	Since 2004	Vice President of all the DFA Entities.
Carl G. Snyder Age: 49	Vice President	Since 2000	Vice President of all the DFA Entities.
Lawrence R. Spieth Age: 65	Vice President	Since 2004	Vice President of all the DFA Entities.
Bradley G. Steiman Age: 39	Vice President	Since 2004	Vice President of all the DFA Entities and Director and Vice President of Dimensional Fund Advisors Canada ULC.
Seyun Alice Tomasovic Age: 32	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Accounting Manager for Dimensional Fund Advisors LP (January 2006 – January 2012).
John H. Totten Age: 34	Vice President	Since 2012	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional Fund Advisors LP (January 2008 - January 2012).
Robert C. Trotter Age: 54	Vice President	Since 2009	Vice President of all the DFA Entities. Senior Manager, Technology for Dimensional Fund Advisors LP (since March 2007).
Karen E. Umland Age: 46	Vice President	Since 1997	Vice President of all the DFA Entities, DFA Australia Limited, Dimensional Fund Advisors Ltd., and Dimensional Fund Advisors Canada ULC.
Brian J. Walsh Age: 42	Vice President	Since 2009	Vice President of all the DFA Entities. Portfolio Manager for Dimensional Fund Advisors LP (since 2004).
Weston J. Wellington Age: 61	Vice President	Since 1997	Vice President of all the DFA Entities.

Name and Age	Position	Term of Office[1] and Length of Service	Principal Occupation During Past 5 Years
Ryan J. Wiley Age: 36	Vice President	Since 2007	Vice President of all the DFA Entities. Senior Trader of Dimensional Fund Advisors LP (since 2007). Formerly, Portfolio Manager (2006 to 2007).
Paul E. Wise Age: 57	Vice President	Since 2005	Vice President of all the DFA Entities. Chief Technology Officer for Dimensional Fund Advisors LP (since 2004).
Faith A. Yando Age: 50	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Senior Vice President, Global Public Relations at Natixis Global Asset Management (2008-2011); Senior Vice President, Media Relations at Bank of America (2007-2008).
Joseph L. Young Age: 34	Vice President	Since 2011	Vice President of all the DFA Entities. Formerly, Regional Director for Dimensional (2005-2010).

[1]	Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

Because this Portfolio has not been offered prior to the date of this SAI, the Directors and officers as a group owned less than 1% of the outstanding shares of the Portfolio.

SERVICES TO THE FUND

Administrative Services

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), 301 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing, and transfer agent for the Portfolio and the Underlying Funds. The services provided by BNY Mellon are subject to supervision by the executive officers and the Board of Directors of the Fund and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodian, and transfer and dividend disbursing agency services. For the administrative and accounting services provided by BNY Mellon, the Underlying Funds pay BNY Mellon annual fees that are calculated daily and paid monthly according to a fee schedule based on the aggregate average net assets of the Fund Complex, which includes four registered investment companies and a group trust. The fee schedule is set forth in the table below:

.0110% of the Fund Complex’s first $50 billion of average net assets;

.0085% of the Fund Complex’s next $25 billion of average net assets; and

.0075% of the Fund Complex’s average net assets in excess of $75 billion.

The fees charged to an Underlying Fund under the fee schedule are allocated to each such Underlying Fund based on the Underlying Fund’s pro-rata portion of the aggregate average net assets of the Fund Complex.

The Portfolio is subject to a monthly fee of $1,000. The Underlying Funds are also subject to certain monthly base fees. Each Domestic Equity Underlying Fund and the VA Short-Term Fixed Portfolio is subject to a monthly base fee of $1,666 and each International Equity or Fixed Income Underlying Fund (except the VA Short-Term Fixed Portfolio) is subject to a monthly base fee of $2,083.

The Portfolio and Underlying Funds also pay separate fees to BNY Mellon with respect to the services BNY Mellon provides as transfer agent and dividend disbursing agent.

Custodian

The Bank of New York Mellon, 1 Wall Street, New York, NY 10286, serves as the custodian for the Portfolio.

Distributor

The Fund’s shares are distributed by DFA Securities LLC (formerly, DFA Securities Inc.) (“DFAS”), a wholly-owned subsidiary of the Advisor. DFAS is registered as a limited purpose broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority. The principal business address of DFAS is 6300 Bee Cave Road, Austin, TX 78746.

DFAS acts as an agent of the Fund by serving as the principal underwriter of the Fund’s shares. Pursuant to the Distribution Agreement with the Fund, DFAS uses its best efforts to seek or arrange for the sale of shares of the Fund, which are continuously offered. No sales charges are paid by investors or the Fund. No compensation is paid by the Fund to DFAS under the Distribution Agreement.

Legal Counsel

Stradley Ronon Stevens & Young, LLP serves as legal counsel to the Fund. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP (“PwC”) is the independent registered public accounting firm for the Fund and audits the annual financial statements of the Fund. PwC’s address is Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042.

ADVISORY FEES

David G. Booth and Rex A. Sinquefield, as directors and/or officers of the Advisor and shareholders of the outstanding stock of the Advisor’s general partner, may be deemed controlling persons of the Advisor. Mr. Booth also serves as Director and officer of the Fund. For the services it provides as investment advisor to the Portfolio, the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio. As of October 31, 2012, the Portfolio has not commenced operations, so the Portfolio did not pay any management fees for the fiscal year ended October 31, 2012.

Pursuant to the Fee Waiver and Expense Assumption Agreement for the Portfolio, the Advisor has agreed to waive all or a portion of its management fee and to assume the expenses of the Institutional Class shares of the Portfolio (including the expenses that the Portfolio bears as a shareholder of other funds managed by the Advisor but excluding the expenses that the Portfolio incurs indirectly through its investment in unaffiliated investment companies and excluding any applicable 12b-1 fees) (“Portfolio Expenses”) to the extent necessary to limit the Portfolio Expenses of the Institutional Class shares of the Portfolio, on an annualized basis, to 0.40% of such class of the Portfolio’s average daily net assets (the “Expense Limitation Amount”). At any time that the Portfolio Expenses of the Institutional Class shares of the Portfolio are less than the Expense Limitation Amount, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the annualized Portfolio Expenses for such class of shares of the Portfolio to exceed the Expense Limitation Amount. The Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months before the date of such reimbursement. The Fee Waiver and Expense Assumption Agreement will remain in effect for an initial period until February 28, 2015, and then shall continue in effect from year to year for one-year periods thereafter unless terminated by the Advisor.

As a shareholder of the Underlying Funds, the Portfolio pays its proportionate share of the management fees paid to the Advisor by the Underlying Funds.

PORTFOLIO MANAGERS

In accordance with the team approach used to manage the Portfolio, the portfolio managers and portfolio traders implement the policies and procedures established by the Investment Committee. The portfolio managers and portfolio traders also make daily investment decisions regarding the Portfolio, including running buy and sell programs based on the parameters established by the Investment Committee. David A. Plecha, Joseph F. Kolerich, Joseph H. Chi and Jed S. Fogdall coordinate the efforts of all other portfolio managers or trading personnel with respect to the day-to-day management of the Portfolio. Because the Portfolio has not commenced operations prior to the date of the SAI, Mr. Plecha, Mr. Kolerich, Mr. Chi and Mr. Fogdall did not own any shares of the Portfolio.

Description of Compensation Structure

Portfolio managers receive a base salary and bonus. Compensation of a portfolio manager is determined at the discretion of the Advisor and is based on a portfolio manager’s experience, responsibilities, the perception of the quality of his or her work efforts, and other subjective factors. The compensation of portfolio managers is not directly based upon the performance of the Portfolio or other accounts that the portfolio managers manage. The Advisor reviews the compensation of each portfolio manager annually and may make modifications in compensation as its Compensation Committee deems necessary to reflect changes in the market. Each portfolio manager’s compensation consists of the following:

•	Base salary. Each portfolio manager is paid a base salary. The Advisor considers the factors described above to determine each portfolio manager’s base salary.

•	Semi-Annual Bonus. Each portfolio manager may receive a semi-annual bonus. The amount of the bonus paid to each portfolio manager is based upon the factors described above.

Portfolio managers may be awarded the right to purchase restricted shares of the stock of the Advisor, as determined from time to time by the Board of Directors of the Advisor or its delegates. Portfolio managers also participate in benefit and retirement plans and other programs available generally to all employees.

In addition, portfolio managers may be given the option of participating in the Advisor’s Long Term Incentive Plan. The level of participation for eligible employees may be dependent on overall level of compensation, among other considerations. Participation in this program is not based on or related to the performance of any individual strategies or any particular client accounts.

Other Managed Accounts

In addition to the Portfolio, the portfolio managers manage: (i) other U.S. registered investment companies advised or sub-advised by the Advisor; (ii) other pooled investment vehicles that are not U.S. registered mutual funds; and (iii) other accounts managed for organizations and individuals. The following table sets forth information regarding the total accounts for which the portfolio manager has the primary responsibility for coordinating the day-to-day management responsibilities:

Name of Portfolio Manager	Number of Accounts Managed and Total Assets by Category As of October 31, 2012
Joseph H. Chi

•  [        ] U.S. registered mutual funds with $[        ] million in total assets under management.

•  [        ] unregistered pooled investment vehicles with $[        ] million in total assets under management.

•  [        ] other accounts with $[        ] million in total assets under management, of which one account with $[        ] million in assets may be subject to a performance fee.

Jed S. Fogdall

•  [        ] U.S. registered mutual funds with $[        ] million in total assets under management.

•  [        ] unregistered pooled investment vehicles with $[        ] million in total assets under management.

•  [        ] other accounts with $[        ] million in total assets under management, of which one account with $[        ] million in assets may be subject to a performance fee.

Joseph F. Kolerich

•  [        ] U.S. registered mutual funds with $[        ] million in total assets under management.

•  [        ] unregistered pooled investment vehicles with $[        ] million in total assets under management.

•  [        ] other accounts with $[        ] million in total assets under management, of which one account with $[        ] million in assets may be subject to a performance fee.

David A. Plecha

•  [        ] U.S. registered mutual funds with $[        ] million in total assets under management.

•  [        ] unregistered pooled investment vehicles with $[        ] million in total assets under management.

•  [        ] other accounts with $[        ] million in total assets under management, of which one account with $[        ] million in assets may be subject to a performance fee.

Potential Conflicts of Interest

Actual or apparent conflicts of interest may arise when a portfolio manager has the primary day-to-day responsibilities with respect to more than one portfolio and other accounts. Other accounts include registered mutual funds (other than the Portfolio), other unregistered pooled investment vehicles, and other accounts managed for organizations and individuals (“Accounts”). An Account may have a similar investment objective to the Portfolio or an Underlying Fund, or may purchase, sell, or hold securities that are eligible to be purchased, sold, or held by the Portfolio or an Underlying Fund. Actual or apparent conflicts of interest include:

•

Time Management. The management of multiple portfolios and/or Accounts may result in a portfolio manager devoting unequal time and attention to the management of each portfolio and/or Account. The Advisor seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most Accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the portfolios.

•

Investment Opportunities. It is possible that at times identical securities will be held by more than one portfolio and/or Account. However, positions in the same security may vary and the length of time that any portfolio or Account may choose to hold its investment in the same security may likewise vary. If a portfolio manager identifies a limited investment opportunity that may be suitable for more than one portfolio or Account, a portfolio may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible portfolios and Accounts. To deal with these situations, the Advisor has adopted procedures for allocating portfolio transactions across multiple portfolios and Accounts.

•

Broker Selection. With respect to securities transactions for the portfolios, the Advisor determines which broker to use to execute each order, consistent with the Advisor’s duty to seek best execution of the transaction. However, with respect to certain Accounts (such as separate accounts), the Advisor may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Advisor or its affiliates may place separate, non-simultaneous, transactions for a portfolio and another Account that may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the portfolio or the Account.

•

Performance-Based Fees. For some Accounts, the Advisor may be compensated based on the profitability of the Account, such as by a performance-based management fee. These incentive compensation structures may create a conflict of interest for the Advisor with regard to Accounts where the Advisor is paid based on a percentage of assets because the portfolio manager may have an incentive to allocate securities preferentially to the Accounts where the Advisor might share in investment gains.

•

Investment in an Account. A portfolio manager or his/her relatives may invest in an Account that he or she manages and a conflict may arise where he or she may therefore have an incentive to treat the Account in which the portfolio manager or his/her relatives invest preferentially as compared to the Portfolio or other Accounts for which he or she has portfolio management responsibilities.

The Advisor and the Fund have adopted certain compliance procedures that are reasonably designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

GENERAL INFORMATION

The Fund was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc.

Pursuant to an exemptive order from the SEC, the Institutional Class shares of the Portfolio may be sold to registered separate accounts of various insurance companies offering variable annuity and variable life products. At present, the Board of Directors of the Fund does not foresee any disadvantage arising from the fact that the Portfolio may offer its shares to separate accounts of various insurance companies to serve as an investment vehicle for their variable separate accounts. However, a material conflict could arise between the interest of the different participating separate accounts. The Fund’s Board of Directors would monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts of interest. If such conflicts were to occur, one or more insurance companies’ separate accounts might be required to withdraw its investments in the Portfolio, or shares of another portfolio may be substituted by the Fund. As a result, the Portfolio might be forced to sell a portion of its securities at a disadvantageous price. In the event of such a material conflict, the affected insurance companies agree to take any necessary steps, including removing its separate account from the Portfolio if required by law, to resolve the matter.

CODE OF ETHICS

The Fund, the Advisor and DFAS have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolio and Underlying Funds. The Code of Ethics is designed to ensure that access persons act in the interest of the Portfolio and Underlying Funds, and their shareholders with respect to any personal trading of securities. Under the Code of Ethics, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by the Portfolio or an Underlying Fund unless their proposed purchases are approved in advance. The Code of Ethics also contains certain reporting requirements and securities trading clearance procedures.

SHAREHOLDER RIGHTS

The Institutional Class shares of the Portfolio, when issued and paid for in accordance with the Prospectus, will be fully paid and non-assessable shares. Each share of common stock of a class of the Portfolio represents an equal proportional interest in the assets and liabilities of the Portfolio and has identical, non-cumulative voting, dividend, redemption liquidation, and other rights and preferences as each other class of the Portfolio, except that on a matter affecting a single class only shares of that class of the Portfolio are permitted to vote on the matter.

With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the portfolio or class of shares of the portfolio which they hold, except as otherwise required by applicable law. If liquidation of the Fund should occur, shareholders would be entitled to receive, on a per class basis, the assets of the particular portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular portfolio. Ordinarily, the Fund does not intend to hold annual meetings of shareholders, except as required by the 1940 Act or other applicable law. The Fund’s bylaws provide that special meetings of shareholders shall be called at the written request of shareholders entitled to cast not less than a majority of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the 1940 Act, including semi-annual and annual financial statements of the Fund, the latter being audited.

PRINCIPAL HOLDERS OF SECURITIES

Because the Portfolio has not been offered prior to the date of this SAI, no person beneficially owned 5% or more of the outstanding shares of the Portfolio as of the date of this SAI.

PURCHASE AND REDEMPTION OF SHARES

The following information supplements the information set forth in the Prospectus under the caption “PURCHASE AND REDEMPTION OF SHARES.”

The Fund will accept purchase and redemption orders on each day that the New York Stock Exchange (“NYSE”) is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Fund generally will be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans’ Day. Orders for redemptions and purchases will not be processed if the Fund is closed.

Management believes that any dilutive effect of the cost of investing the proceeds of the sale of the shares of the Portfolio is minimal and, therefore, the shares of the Portfolio are currently sold at net asset value, without imposition of a reimbursement fee. Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolio. Any such charges will be described in the Prospectus.

The Fund reserves the right, in its sole discretion, to suspend the offering of shares of the Portfolio or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of the Fund or the Portfolio.

The Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the SEC, (2) during any period when an emergency exists as defined by the rules of the SEC as a result of which it is not reasonably practicable for the Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the SEC may permit.

The Fund or its transfer agent may from time to time appoint a sub-transfer agent, such as a broker, for the receipt of purchase and redemption orders and funds from certain investors. With respect to purchases and redemptions through a sub-transfer agent, the Fund will be deemed to have received a purchase or redemption order when the sub-transfer agent receives the order. Shares of the Portfolio will be priced at the public offering price next calculated after receipt of the purchase or redemption order by the sub-transfer agent.

TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS

The following is a summary of some of the federal income tax consequences of investing in the Portfolio. Because shares of the Portfolio are sold only to separate accounts of insurance companies, the tax consequences described below are generally not applicable to an owner of a variable life or variable annuity contract.

This “TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS” section is based on the Internal Revenue Code of 1986, as amended (the “Code”) and applicable regulations in effect on the date of this SAI. Future legislative, regulatory or administrative changes or court decisions may significantly change the tax rules applicable to the Portfolio and its shareholders. Any of these changes or court decisions may have a retroactive effect.

Different tax rules may apply depending on how an Underlying Fund in which the Portfolio invests is organized for federal income tax purposes. These rules could affect the amount, timing or character of the income distributed to shareholders of the Portfolio. The Portfolio invests in Underlying Funds organized as corporations for federal income tax purposes. Unless otherwise indicated, the discussion below with respect to the Portfolio includes the Portfolio’s pro rata share of the income and assets of the Underlying Funds.

This discussion of “TAXATION OF THE PORTFOLIO AND ITS SHAREHOLDERS” is not intended or written to be used as tax advice. The tax status of your investment in the Portfolio depends upon the features of your variable life or variable annuity contract. For further information, please refer to the prospectus of the insurance company separate account that offers your contract.

Taxation of the Portfolio

The Portfolio has elected and intends to qualify (or, if newly organized, intends to elect and qualify) each year as a regulated investment company (sometimes referred to as a “regulated investment company,” “RIC” or “portfolio”) under Subchapter M of the Code. If the Portfolio qualifies, the Portfolio will not be subject to federal income tax on the portion of its investment company taxable income (that is, generally, taxable interest, dividends, net short-term capital gains, and other taxable ordinary income, net of expenses, without regard to the deduction for dividends paid) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.

Qualification as a regulated investment company. In order to qualify for treatment as a regulated investment company, the Portfolio must satisfy the following requirements:

•

Distribution Requirement —the Portfolio must distribute at least 90% of its investment company taxable income and 90% of its net tax-exempt income, if any, for the tax year (certain distributions made by the Portfolio after the close of its tax year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•

Income Requirement —the Portfolio must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived from its business of investing in such stock, securities or currencies and net income derived from qualified publicly traded partnerships (“QPTPs”).

•

Asset Diversification Test —the Portfolio must satisfy the following asset diversification test at the close of each quarter of the Portfolio’s tax year: (1) at least 50% of the value of the Portfolio’s assets must consist of cash and cash items, U.S. Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of the Portfolio’s total assets in securities of an issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of the issuer); and (2) no more than 25% of the value of the Portfolio’s total assets may be invested in the securities of any one issuer (other than U.S. Government securities and securities of other regulated investment companies) or of two or more issuers which the Portfolio controls and which are engaged in the same or similar trades or businesses, or, collectively, in the securities of one or more QPTPs.

In some circumstances, the character and timing of income realized by the Portfolio for purposes of the Income Requirement or the identification of the issuer for purposes of the Asset Diversification Test is uncertain under current law with respect to a particular investment, and an adverse determination or future guidance by the Internal Revenue Service (“IRS”) with respect to such type of investment may adversely affect the Portfolio’s ability to satisfy these requirements. In other circumstances, the Portfolio may be required to sell portfolio holdings in order to meet the Income Requirement, Distribution Requirement, or Asset Diversification Test which may have a negative impact on the Portfolio’s income and performance. In lieu of potential disqualification, the Portfolio is permitted to pay a tax for certain failures to satisfy the Asset Diversification Test or Income Requirement, which, in general, are limited to those due to reasonable cause and not willful neglect, for taxable years of the Portfolio with respect to which the extended due date of the return is after December 22, 2010.

The Portfolio may use “equalization accounting” (in lieu of making some cash distributions) in determining the portion of its income and gains that has been distributed. If the Portfolio uses equalization accounting, it will allocate a portion of its undistributed investment company taxable income and net capital gain to redemptions of Portfolio shares and will correspondingly reduce the amount of such income and gains that it distributes in cash. If the IRS determines that the Portfolio’s allocation is improper and that the Portfolio has under-distributed its income and gain for any taxable year, the Portfolio may be liable for federal income and/or excise tax. In addition, any such under-distribution of income might cause the Portfolio to fail to satisfy the Distribution Requirement and thereby not qualify as a regulated investment company for such taxable year.

If for any taxable year the Portfolio does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) would be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends would be taxable to the shareholders as ordinary income (or possibly as qualified dividend income) to the extent of the Portfolio’s current and accumulated earnings and profits. Failure to qualify as a regulated investment company would thus have a negative impact on the Portfolio’s income and performance. Subject to savings provisions for certain inadvertent failures to satisfy the Income Requirement or Asset Diversification Test which, in general, are limited to those due to reasonable cause and not willful neglect, it is possible that the Portfolio will not qualify as a regulated investment company in any given tax year. Even if such savings provisions apply, the Portfolio may be subject to a monetary sanction of $50,000 or more. Moreover, the Board reserves the right not to maintain the qualification of the Portfolio as a regulated investment company if it determines such a course of action to be beneficial to shareholders.

Capital loss carryovers. The capital losses of the Portfolio, if any, do not flow through to shareholders. Rather, the Portfolio may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. Under the Regulated Investment Company Modernization Act of 2010 (“RIC Mod Act”), if the Portfolio has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year beginning after December 22, 2010 (the date of enactment of the RIC Mod Act), the excess (if any) of the Portfolio’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Portfolio’s next taxable year, and the excess (if any) of the Portfolio’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Portfolio’s next taxable year. Any such net capital losses of the Portfolio that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Portfolio in succeeding taxable years. However, for any net capital losses realized in taxable years of the Portfolio beginning on or before December 22, 2010, the Portfolio is only permitted to carry forward such capital losses for eight years as a short-term capital loss. Under a transition rule, capital losses arising in a taxable year beginning after December 22, 2010 must be used before capital losses realized in a prior taxable year. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of the Portfolio. An ownership change generally results when shareholders owning 5% or more of the Portfolio increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate (or, in the case of those realized in taxable years of the Portfolio beginning on or before December 22, 2010, to expire unutilized), thereby reducing the Portfolio’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to the Portfolio’s shareholders could result from an ownership change. The Portfolio undertakes no obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another portfolio. Moreover, because of circumstances beyond the Portfolio’s control, there can be no assurance that the Portfolio will not experience, or has not already experienced, an ownership change.

Deferral of late year losses. The Portfolio may elect to treat part or all of any “qualified late year loss” as if it had been incurred in the succeeding taxable year in determining the Portfolio’s taxable income, net capital gain, net short-term capital gain, and earnings and profits. The effect of this election is to treat any such “qualified late year loss” as if it had been incurred in the succeeding taxable year in characterizing Portfolio distributions for any calendar year (see “Taxation of Portfolio Distributions — Distributions of capital gains” below). A “qualified late year loss” includes:

•	any net capital loss, net long-term capital loss, or net short-term capital loss incurred after October 31 of the current taxable year (“post-October losses”), and
•

the excess, if any, of (1) the sum of (a) specified losses incurred after October 31 of the current taxable year, and (b) other ordinary losses incurred after December 31 of the current taxable year, over (2) the sum of (a) specified gains incurred after October 31 of the current taxable year, and (b) other ordinary gains incurred after December 31 of the current taxable year.

The terms “specified losses” and “specified gains” mean ordinary losses and gains from the sale, exchange, or other disposition of property (including the termination of a position with respect to such property), foreign currency losses and gains, and losses and gains resulting from holding stock in a passive foreign investment company (“PFIC”) for which a mark-to-market election is in effect. The terms “ordinary losses” and “ordinary gains” mean other ordinary losses and gains that are not described in the preceding sentence. Since the Portfolio has a fiscal year ending in October, the amount of qualified late-year losses (if any) is computed without regard to any items of income, gain, or loss that are (a) post-October losses, (b) specified losses, and (c) specified gains.

Undistributed capital gains. The Portfolio may retain or distribute to shareholders its net capital gain for each taxable year. The Portfolio currently intends to distribute net capital gains. If the Portfolio elects to retain its net capital gain, the Portfolio will be taxed thereon (except to the extent of any available capital loss carryovers) at the highest corporate tax rate (currently 35%). If the Portfolio elects to retain its net capital gain, it is expected that the Portfolio also will elect to have shareholders treated as if each received a distribution of its pro rata share of such gain, with the result that each shareholder will be required to report its pro rata share of such gain on its tax return as long-term capital gain, will receive a refundable tax credit for its pro rata share of tax paid by the Portfolio on the gain, and will increase the tax basis for its shares by an amount equal to the deemed distribution less the tax credit.

Excise tax distribution requirements. To avoid a 4% federal excise tax, the Code requires the Portfolio to distribute to its shareholders by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98.2% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Federal excise taxes will not apply to the Portfolio in a given calendar year, however, if all of its shareholders (other than certain “permitted shareholders”) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products. For purposes of determining whether the Portfolio qualifies for this exemption, any shares attributable to an investment in the Portfolio made in connection with organization of the Portfolio is disregarded as long as the investment doesn’t exceed $250,000. Under the RIC Mod Act, permitted shareholders now include other RICs eligible for the exemption (e.g. insurance dedicated funds-of-funds). If the Portfolio fails to qualify for the exemption, the Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case shareholders must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Foreign income tax. Investment income received by the Portfolio from sources within foreign countries may be subject to foreign income tax withheld at the source and the amount of tax withheld generally will be treated as an expense of the Portfolio. The United States has entered into tax treaties with many foreign countries which entitle the Portfolio to a reduced rate of, or exemption from, tax on such income. It is impossible to determine the effective rate of foreign tax in advance since the amount of the Portfolio’s assets to be invested in various countries is not known. Under certain circumstances, the Portfolio may elect to pass-through foreign tax credits to shareholders, although it reserves the right not to do so.

Special Rules Applicable to Variable Contracts

The Portfolio intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on the Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on (i) the assets of the insurance company separate accounts that may be invested in securities of a single issuer and (ii) eligible investors. Because Section 817(h) and those regulations treat the assets of the Portfolio as assets of the corresponding division of the insurance company separate accounts, the Portfolio intends to comply with these diversification requirements. Specifically, the regulations provide that, except as permitted by the “safe harbor” described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the Portfolio’s total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and while each U.S. Government agency and instrumentality is considered a separate issuer, a particular foreign government and its agencies, instrumentalities and political subdivisions all will be considered the same issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Asset Diversification is satisfied and no more than 55% of the value of the account’s total assets are cash and cash items (including receivables), government securities and securities of other RICs. The regulations also provide that the Portfolio’s shareholders are limited, generally, to life insurance company separate accounts, general accounts of the same life insurance company, an investment adviser or affiliate in connection with the creation or management of the Portfolio or the trustee of a qualified pension plan. Failure of the Portfolio to satisfy the Section 817(h) requirements would result in taxation of and treatment of the contract holders investing in a corresponding insurance company division other than as described in the applicable prospectuses of the various insurance company separate accounts.

Also, a contract holder should not be able to direct the Portfolio’s investment in any particular asset so as to avoid the prohibition on investor control. In light of the unique structure of the Portfolio, the Portfolio sought and received a private letter ruling from the IRS holding that the owner of the variable life or variable annuity contract will not be treated as the owner of the Portfolio’s shares based on the structure and intended operation of the Portfolio. However, it is possible that the Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued. If such pronouncements are issued, the Portfolio would seek to modify the structure of the Portfolio.

Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of a contract.

Taxation of Portfolio Distributions

The Portfolio anticipates distributing substantially all of its investment company taxable income and net capital gain for each taxable year.

Distributions of net investment income. The Portfolio receives ordinary income generally in the form of dividends and/or interest on its investments. The Portfolio may also recognize ordinary income from other sources, including, but not limited to, certain gains on foreign currency-related transactions. This income, less expenses incurred in the operation of the Portfolio, constitutes its net investment income from which dividends may be paid to shareholders.

Distributions of capital gains. The Portfolio may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities, including its redemption of shares of an Underlying Fund. Distributions derived from the excess of net short-term capital gain over net long-term capital loss will be taxable to shareholders as ordinary income. Distributions from the excess of net long-term capital gain over net short-term capital loss will be taxable to shareholders as long-term capital gain, regardless of how long the shareholder has held their shares in the Portfolio.

Returns of capital. Distributions by the Portfolio that are not paid from earnings and profits will be treated as a return of capital to the extent of (and in reduction of) the shareholder’s tax basis in his shares; any excess will be treated as gain from the sale of his shares. Thus, the portion of a distribution that constitutes a return of capital will decrease the shareholder’s tax basis in his Portfolio shares (but not below zero), and will result in an increase in the amount of gain (or decrease in the amount of loss) that will be recognized by the shareholder for tax purposes on the later sale of such Portfolio shares. Return of capital distributions can occur for a number of reasons including, among others, the Portfolio over-estimates the income to be received from certain investments such as those classified as partnerships or equity real estate investment trusts.

Dividends-received deduction for corporations. Ordinary income dividends designated by the Portfolio as derived from qualified dividends from domestic corporations will qualify for the 70% dividends received deduction generally available to corporations. The availability of the dividends-received deduction is subject to certain holding period and debt financing restrictions imposed under the Code on the corporation claiming the deduction. Income derived by the Portfolio from investments in derivatives, fixed-income and foreign securities generally is not eligible for this treatment.

Tax shelter reporting. Under Treasury regulations, if a shareholder recognizes a loss with respect to the Portfolio’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the Internal Revenue Service a disclosure statement on Form 8886.

Consent dividends. The Portfolio may utilize consent dividend provisions of Section 565 of the Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of the Portfolio to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Portfolio.

Investment in Foreign Securities

The Portfolio may be subject to foreign withholding taxes on income from certain foreign securities. Tax conventions between certain countries and the United States may reduce or eliminate such taxes on the Portfolio and/or its shareholders. Any foreign withholding taxes could reduce the Portfolio’s distributions paid to its shareholders.

Pass-through of foreign tax credits. If at the end of the fiscal year more than 50% in value of the total assets of the Portfolio or an Underlying Fund are invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio or Underlying Fund . If this election is made, the Portfolio may report more taxable income to a shareholder than it actually distributes. The shareholder will then be entitled either to deduct their share of these taxes in computing their taxable income or to claim a foreign tax credit for these taxes against their U.S. federal income tax (subject to limitations for certain shareholders). The Portfolio will provide shareholders with the information necessary to claim this deduction or credit on their personal income tax return if it makes this election. The Portfolio (or Underlying Fund) reserves the right not to pass through to its shareholders the amount of foreign income taxes paid by the Portfolio (or Underlying Fund). Additionally, any foreign tax withheld on payments made “in lieu of” dividends or interest will not qualify for the pass-through of foreign tax credits to shareholders.

Effect of foreign debt investments on distributions. Most foreign exchange gains realized on the sale of debt securities are treated by the Portfolio as ordinary income for federal income tax purposes. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed are taxable to shareholders as ordinary income, and any losses reduce the Portfolio’s ordinary income otherwise available for distribution. This treatment could increase or decrease the Portfolio’s ordinary income distributions, and may cause some or all of the Portfolio’s previously distributed income to be classified as a return of capital.

PFIC securities. The Portfolio may invest in securities of foreign entities that could be deemed for tax purposes to be PFICs. In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, the Portfolio intends to mark-to-market these securities and recognize any unrealized gains as ordinary income at the end of its fiscal year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that the Portfolio is required to distribute, even though it has not sold or received dividends from these securities. Shareholders should also be aware that the designation of a foreign security as a PFIC security will cause its income dividends to fall outside of the definition of qualified foreign corporation dividends. These dividends generally will not qualify for the reduced rate of taxation on qualified dividends when distributed to shareholders by the Portfolio. In addition, if the Portfolio (or an Underlying Fund organized as a corporation) is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Portfolio (or Underlying Fund) may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to the sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Portfolio to its shareholders. Additional charges in the nature of interest may be imposed on the Portfolio (or Underlying Fund) in respect of deferred taxes arising from such distributions or gains. Any such taxes or interest charges could in turn reduce the Portfolio’s distributions paid to its shareholders.

Investment in Complex Securities

The Portfolio may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by the Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio, defer the Portfolio’s ability to recognize losses, and subject the Portfolio to U.S. federal income tax on income from certain of the Portfolio’s foreign investments. In turn, these rules may affect the amount, timing and/or tax character of the Portfolio’s income and, in turn, of the income distributed to its shareholders.

Effect of Future Legislation; Local Tax Considerations

The foregoing general discussion of U.S. federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this SAI. Future legislative or administrative changes, including provisions of current law that sunset and thereafter no longer apply, or court decisions may significantly change the conclusions expressed herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein. Rules of state and local taxation of ordinary income, qualified dividend income and capital gain dividends may differ from the rules for U.S. federal income taxation described above. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder’s particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. Shareholders are urged to consult their tax advisors as to the consequences of these and other state and local tax rules affecting investment in the Portfolio.

PROXY VOTING POLICIES

The Board of Directors of the Fund has delegated the authority to vote proxies for the portfolio securities held by the Portfolio and Underlying Funds to the Advisor in accordance with the Proxy Voting Policies and Procedures (the “Voting Policies”) and Proxy Voting Guidelines (“Voting Guidelines”) adopted by the Advisor. The Voting Guidelines are largely based on those developed by Institutional Shareholder Services, Inc. (“ISS”), an independent third party, except with respect to certain matters for which the Advisor has modified the standard voting guidelines. A concise summary of the Voting Guidelines is provided in an Appendix to this SAI.

The Investment Committee at the Advisor is generally responsible for overseeing the Advisor’s proxy voting process. The Investment Committee has formed a Corporate Governance Committee composed of certain officers, directors and other personnel of the Advisor and has delegated to its members authority to (i) oversee the voting of proxies, (ii) make determinations as to how to vote certain specific proxies, (iii) verify the on-going compliance with the Voting Policies, and (iv) review the Voting Policies from time to time and recommend changes to the Investment Committee. The Corporate Governance Committee may designate one or more of its members to oversee specific, ongoing compliance with respect to the Voting Policies and may designate other personnel of the Advisor to vote proxies on behalf of the Portfolio and Underlying Funds, including all authorized traders of the Advisor.

The Advisor seeks to vote (or refrains from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio and Underlying Funds and which seeks to maximize the value of the Portfolio’s and Underlying Funds’ investments. Generally, the Advisor analyzes proxy statements on behalf of the Portfolio and Underlying Funds and instructs the vote (or refrains from voting) in accordance with the Voting Policies and the Voting Guidelines. Since most proxies the Advisor receives are instructed to be voted in accordance with the Voting Guidelines, proxies voted should not result from conflicts of interest. However, the Voting Policies do address the procedures to be followed if a conflict of interest arises between the interests of the Portfolio or Underlying Funds, and the interests of the Advisor or its affiliates. If a Corporate Governance Committee (“Committee”) member has actual knowledge of a conflict of interest and recommends a vote contrary to the Voting Guidelines (or in the case where the Voting Guidelines do not prescribe a particular vote and the proposed vote is contrary to the recommendation of ISS), the Committee member will bring the vote to the Committee which will (a) determine how the vote should be cast keeping in mind the principle of preserving shareholder value, or (b) determine to abstain from voting, unless abstaining would be materially adverse to the interest of the Portfolio or Underlying Funds. To the extent the Committee makes a determination regarding how to vote or to abstain for a proxy on behalf of the Portfolio or Underlying Fund in the circumstances described in this paragraph, the Advisor will report annually on such determinations to the Board of Directors of the Fund.

The Advisor will usually instruct the voting of proxies in accordance with the Voting Guidelines. The Voting Guidelines provide a framework for analysis and decision-making; however, the Voting Guidelines do not address all potential issues. In order to be able to address all the relevant facts and circumstances related to a proxy vote, the Advisor reserves the right to instruct votes counter to the Voting Guidelines if, after a review of the matter, the Advisor believes that the best interests of the Portfolio or Underlying Fund would be served by such a vote. In such a circumstance, the analysis will be documented in writing and periodically presented to the Corporate Governance Committee. To the extent that the Voting Guidelines do not cover potential voting issues, the Advisor will instruct the vote on such issues in a manner that is consistent with the spirit of the Voting Guidelines and that the Advisor believes would be in the best interests of the Portfolio or Underlying Fund.

The Advisor seeks to vote (or refrain from voting) proxies in a manner that the Advisor determines is in the best interests of the Portfolio or Underlying Fund and which seeks to maximize the value of the Portfolio’s or Underlying Fund’s investments. In some cases, the Advisor may determine that it is in the best interests of the Portfolio or Underlying Fund to refrain from exercising proxy voting rights. The Advisor may determine that voting is not in the best interest of the Portfolio or Underlying Fund and refrain from voting if the costs, including the opportunity costs, of voting would, in the view of the Advisor, exceed the expected benefits of voting. For securities on loan, the Advisor will balance the revenue-producing value of loans against the difficult-to-assess value of casting votes. It is the Advisor’s belief that the expected value of casting a vote generally will be less than the securities lending income, either because the votes will not have significant economic consequences or because the outcome of the vote would not be affected by the Advisor recalling loaned securities in order to ensure they are voted. The Advisor does intend to recall securities on loan if based upon information in the Advisor’s possession, it determines that voting the securities is likely to materially affect the value of the Portfolio’s or Underlying Fund’s investment and that it is in the Portfolio’s or Underlying Fund’s best interests to do so. In cases where the Advisor does not receive a solicitation or enough information within a sufficient time (as reasonably determined by the Advisor) prior to the proxy-voting deadline, the Advisor or its service provider may be unable to vote.

With respect to non-U.S. securities, it is typically both difficult and costly to vote proxies due to local regulations, customs, and other requirements or restrictions. The Advisor does not intend to vote proxies of non-U.S. companies if the Advisor determines that the expected economic costs from voting outweigh the anticipated economic benefit to the Portfolio or Underlying Fund associated with voting. The Advisor intends to make its determination whether to vote proxies of non-U.S. companies on a portfolio-by-portfolio basis, and generally seeks to implement uniform voting procedures for all proxies of companies in a country. The Advisor periodically reviews voting logistics, including costs and other voting difficulties, on a portfolio-by-portfolio and country-by-country basis, in order to determine if there have been any material changes that would affect the Advisor’s decision of whether or not to vote. In the event the Advisor is made aware of and believes an issue to be voted is likely to materially affect the economic value of the Portfolio or Underlying Fund, that its vote is reasonably likely to influence the ultimate outcome of the contest, and the expected benefits of voting the proxies exceed the costs, the Advisor will seek to make every reasonable effort to vote such proxies.

The Advisor and the Fund have retained ISS to provide certain services with respect to proxy voting. ISS provides information on shareholder meeting dates and proxy materials; translates proxy materials printed in a foreign language; provides research on proxy proposals and voting recommendations in accordance with the Voting Guidelines; effects votes on behalf of the Portfolio and Underlying Funds; and provides reports concerning the proxies voted (“Proxy Voting Services”). In addition, the Advisor may retain the services of supplemental third-party proxy service providers to provide, among other things, research on proxy proposals and voting recommendations for certain shareholder meetings, as identified in the Voting Guidelines. Although the Advisor retains third-party service providers for proxy issues, the Advisor remains responsible for proxy voting decisions. In this regard, the Advisor uses commercially reasonable efforts to oversee the directed delegation to third-party proxy voting service providers, upon which the Advisor relies to carry out the Proxy Voting Services. In the event that the Voting Guidelines are not implemented precisely as the Advisor intends because of the actions or omissions of any third party service providers, custodians or sub-custodians or other agents or any such persons experience any irregularities (e.g. misvotes or missed votes), then such instances will not necessarily be deemed by the Advisor as a breach of the Voting Policies.

Information regarding how the Portfolio and Underlying Funds voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year is available, no later than August 31 of each year, without charge, (i) upon request, by calling collect: (512) 306-7400 or (ii) on the Advisor’s website at http://www.dimensional.com and (iii) on the SEC’s website at http://www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Advisor and the Board of Directors of the Fund have adopted a policy (the “Policy”) to govern disclosure of the portfolio holdings of the Portfolio (“Holdings Information”), and to prevent the misuse of material non-public Holdings Information. The Advisor has determined that the Policy and its procedures: (1) are reasonably designed to ensure that disclosure of Holdings Information is in the best interests of the shareholders of the Portfolio, and (2) appropriately address the potential for material conflicts of interest.

Disclosure of Holdings Information as Required by Applicable Law. Holdings Information (whether a partial listing of portfolio holdings or a complete listing of portfolio holdings) shall be disclosed to any person as required by applicable law, rules, and regulations.

Disclosure of Holdings Information to Recipients. Each of the Advisor’s Chairman, Director of Institutional Services, Head of Portfolio Management and Trading and General Counsel (together, the “Designated Persons”) may authorize disclosing non-public Holdings Information more frequently or at different periods than as described above solely to those financial advisors, registered accountholders, authorized consultants, authorized custodians, or third-party data service providers (each a “Recipient”) who: (i) specifically request the more current non-public Holdings Information, and (ii) execute a Use and Nondisclosure Agreement (each a “Nondisclosure Agreement”). Each Nondisclosure Agreement subjects the Recipient to a duty of confidentiality with respect to the non-public Holdings Information, and prohibits the Recipient from trading based on the non-public Holdings Information. Any non-public Holdings Information that is disclosed shall not include any material information about the Portfolio’s trading strategies or pending portfolio transactions. The non-public Holdings Information provided to a Recipient under a Nondisclosure Agreement, unless indicated otherwise, is not subject to a time delay before dissemination. Designated Persons may also approve the distribution of Holdings Information for the Portfolio more frequently or at a period other than as described above.

As of the date of this SAI, the Advisor and the Portfolio had ongoing arrangements with the following Recipients to make available non-public Holdings Information:

Recipient	Business Purpose	Frequency

The Bank of New York Mellon	Fund Custodian	Daily

BNY Mellon Investment Servicing (US) Inc.	Fund Administrator, Accounting Agent, and Transfer Agent	Daily

PricewaterhouseCoopers LLP	Independent registered public accounting firm	Upon Request

Pricing Service Vendor	Fair value information services	Daily

Citibank, N.A.	Middle office operational support service provider to the Advisor	Daily

In addition, certain employees of the Advisor and its subsidiaries receive Holdings Information on a quarterly, monthly, or daily basis, or upon request, in order to perform their business functions. None of the Portfolio, the Advisor, or any other party receives any compensation in connection with these arrangements.

The Policy includes the following procedures to ensure that disclosure of Holdings Information is in the best interests of shareholders, and to address any conflicts between the interests of shareholders, on the one hand, and the interests of the Advisor, DFAS, or any affiliated person of the Fund, the Advisor, or DFAS, on the other. In order to protect the interests of shareholders and the Portfolio, and to ensure no adverse effect on shareholders in the limited circumstances where a Designated Person is considering making non-public Holdings Information available to a Recipient, the Advisor’s Director of Institutional Services and the Chief Compliance Officer will consider any conflicts of interest. If the Chief Compliance Officer, following appropriate due diligence, determines in his or her reasonable business judgment that: (1) the Portfolio has a legitimate business purpose for providing the non-public

Holdings Information to a Recipient, and (2) disclosure of non-public Holdings Information to the Recipient would be in the interests of the shareholders and outweighs possible reasonably anticipated adverse effects, then the Chief Compliance Officer may approve the proposed disclosure.

The Chief Compliance Officer documents all disclosures of non-public Holdings Information (including the legitimate business purpose for the disclosure), and periodically reports to the Board on such arrangements. The Chief Compliance Officer also is responsible for ongoing monitoring of the distribution and use of non-public Holdings Information. Such arrangements are reviewed by the Chief Compliance Officer on an annual basis. Specifically, the Chief Compliance Officer requests an annual certification from each Recipient that the Recipient has complied with all terms contained in the Nondisclosure Agreement. Recipients who fail to provide the requested certifications are prohibited from receiving non-public Holdings Information.

The Board exercises continuing oversight of the disclosure of Holdings Information by: (1) overseeing the implementation and enforcement of the Policy by the Chief Compliance Officer of the Advisor and of the Fund; (2) considering reports and recommendations by the Chief Compliance Officer concerning the implementation of the Policy and any material compliance matters that may arise in connection with the Policy; and (3) considering whether to approve or ratify any amendments to the Policy. The Advisor and the Board reserve the right to amend the Policy at any time, and from time to time without prior notice, in their sole discretion.

Prohibitions on Disclosure of Portfolio Holdings and Receipt of Compensation. No person is authorized to disclose Holdings Information or other investment positions (whether online at http://www.dimensional.com, in writing, by fax, by e-mail, orally, or by other means) except in accordance with the Policy. In addition, no person is authorized to make disclosure pursuant to the Policy if such disclosure is otherwise in violation of the antifraud provisions of the federal securities laws.

The Policy prohibits the Portfolio, the Advisor, or an affiliate thereof from receiving any compensation or other consideration of any type for the purpose of obtaining disclosure of non-public Holdings Information or other investment positions. “Consideration” includes any agreement to maintain assets in the Portfolio or in other investment companies or accounts managed by the Advisor or by any affiliated person of the Advisor.

The Policy and its procedures are intended to provide useful information concerning the Portfolio to existing and prospective shareholders, while at the same time preventing the improper use of Holdings Information. However, there can be no assurance that the furnishing of any Holdings Information is not susceptible to inappropriate uses, particularly in the hands of sophisticated investors, or that the Holdings Information will not in fact be misused in other ways, beyond the control of the Advisor.

FINANCIAL STATEMENTS

Because the Portfolio had not commenced operations as of October 31, 2012, the annual reports of the Fund for the fiscal year ended October 31, 2012 do not contain any data regarding the Portfolio.

PERFORMANCE DATA

The Portfolio may compare its investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations that track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolio may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolio or to the Advisor, should be considered in light of the Portfolio’s investment objective and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated, and should not be considered to be representative of what may be achieved in the future.

APPENDIX

[TO BE UPDATED IN RULE 485(B) FILING:]

U.S. PROXY VOTING CONCISE GUIDELINES

Effective for Meetings on or after February 1, 2012

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”).

Specifically, if available, the Advisor may obtain research from Glass Lewis in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the ISS recommendation unless the Corporate Governance Committee determines that voting in accordance with the Glass Lewis recommendation is more consistent with the principle of preserving shareholder value.

Routine/Miscellaneous

Auditor Ratification

Vote FOR proposals to ratify auditors, unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent;
•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position;
•	Poor accounting practices are identified that rise to a serious level of concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures; or
•	Fees for non-audit services (“Other” fees) are excessive.

Non-audit fees are excessive if:

•	Non-audit (“other”) fees >audit fees + audit-related fees + tax compliance/preparation fees

Board of Directors

Voting on Director Nominees in Uncontested Elections

Votes on director nominees should be determined CASE-BY-CASE.

Four fundamental principles apply when determining votes on director nominees:

1.	Board Accountability
2.	Board Responsiveness

3.	Director Independence
4.	Director Competence

1.    Board Accountability

Vote AGAINST1 or WITHHOLD from the entire board of directors (except new nominees2, who should be considered CASE-BY-CASE) for the following:

Problematic Takeover Defenses:

Classified Board Structure:

1.1.	The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election — any or all appropriate nominees (except new) may be held accountable;

Director Performance Evaluation:

1.2.	The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only). Take into consideration the company’s five-year total shareholder return and five-year operational metrics. Problematic provisions include but are not limited to:
•	A classified board structure;
•	A supermajority vote requirement;
•	Either a plurality vote standard in uncontested director elections or a majority vote standard with no plurality carve-out for contested elections;
•	The inability of shareholders to call special meetings;
•	The inability of shareholders to act by written consent;
•	A dual-class capital structure; and/or
•	A non–shareholder- approved poison pill.

Poison Pills:

1.3.	The company’s poison pill has a “dead-hand” or “modified dead-hand” feature. Vote WITHOLD or AGAINST every year until this feature is removed;
1.4.	The board adopts a poison pill with a term of more than 12 months (“long-term pill”), or renews any existing pill, including any “short-term” pill (12 months or less), without shareholder approval. A commitment or policy that puts a newly adopted pill to a binding shareholder vote may potentially offset an adverse vote recommendation. Review such companies with classified boards every year, and such companies with annually elected boards at least once every three years, and vote AGAINST or WITHHOLD votes from all nominees if the company still maintains a non-shareholder-approved poison pill. This policy applies to all companies adopting or renewing pills after the announcement of this policy (Nov. 19, 2009); or
1.5.	The board makes a material adverse change to an existing poison pill without shareholder approval.

[1]

In general, companies with a plurality vote standard use “Withhold” as the contrary vote option in director elections; companies with a majority vote standard use “Against”. However, it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.

[2]

A “new nominee” is any current nominee who has not already been elected by shareholders and who joined the board after the problematic action in question transpired. If ISS cannot determine whether the nominee joined the board before or after the problematic action transpired, the nominee will be considered a “new nominee” if he or she joined the board within 12 months prior to the upcoming shareholder meeting.

Vote CASE-BY-CASE on all nominees if:

1.6.	The board adopts a poison pill with a term of 12 months or less (“short-term pill”) without shareholder approval, taking into account the following factors:
•

The date of the pill’s adoption relative to the date of the next meeting of shareholders– i.e. whether the company had time to put the pill on ballot for shareholder ratification given the circumstances;

•	The issuer’s rationale;
•	The issuer’s governance structure and practices; and
•	The issuer’s track record of accountability to shareholders.

Problematic Audit-Related Practices

Generally vote AGAINST or WITHHOLD from the members of the Audit Committee if:

1.7.	The non-audit fees paid to the auditor are excessive (see discussion under “Auditor Ratification“);
1.8.	The company receives an adverse opinion on the company’s financial statements from its auditor; or
1.9.	There is persuasive evidence that the Audit Committee entered into an inappropriate indemnification agreement with its auditor that limits the ability of the company, or its shareholders, to pursue legitimate legal recourse against the audit firm.

Vote CASE-BY-CASE on members of the Audit Committee and potentially the full board if:

1.10.	Poor accounting practices are identified that rise to a level of serious concern, such as: fraud; misapplication of GAAP; and material weaknesses identified in Section 404 disclosures. Examine the severity, breadth, chronological sequence and duration, as well as the company’s efforts at remediation or corrective actions, in determining whether WITHHOLD/AGAINST votes are warranted.

Problematic Compensation Practices/Pay for Performance Misalignment

In the absence of an Advisory Vote on Executive Compensation ballot item, or, in egregious situations, vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

1.11.	There is a significant misalignment between CEO pay and company performance (pay for performance);
1.12.	The company maintains significant problematic pay practices;
1.13.	The board exhibits a significant level of poor communication and responsiveness to shareholders;
1.14.	The company fails to submit one-time transfers of stock options to a shareholder vote; or
1.15.	The company fails to fulfill the terms of a burn rate commitment made to shareholders.

Vote CASE-BY-CASE on Compensation Committee members (or, in exceptional cases, the full board) and the Management Say-on-Pay proposal if:

1.16.	The company’s previous say-on-pay proposal received the support of less than 70 percent of votes cast, taking into account:

•	The company’s response, including:
o	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
o	Specific actions taken to address the issues that contributed to the low level of support;
o	Other recent compensation actions taken by the company;
•	Whether the issues raised are recurring or isolated;
•	The company’s ownership structure; and

•	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Governance Failures

Under extraordinary circumstances, vote AGAINST or WITHHOLD from directors individually, committee members, or the entire board, due to:

1.17.	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;
1.18.	Failure to replace management as appropriate; or
1.19.	Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

2.    Board Responsiveness

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

2.1.	The board failed to act on a shareholder proposal that received the support of a majority of the shares outstanding the previous year;
2.2.	The board failed to act on a shareholder proposal that received the support of a majority of shares cast in the last year and one of the two previous years;
2.3.	The board failed to act on takeover offers where the majority of shares are tendered;
2.4.	At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the issue(s) that caused the high withhold/against vote; or
2.5.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received the majority of votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency.

Vote	CASE-BY-CASE on the entire board if:

2.6.	The board implements an advisory vote on executive compensation on a less frequent basis than the frequency that received a plurality, but not a majority, of the votes cast at the most recent shareholder meeting at which shareholders voted on the say-on-pay frequency, taking into account:
•	The board’s rationale for selecting a frequency that is different from the frequency that received a plurality;
•	The company’s ownership structure and vote results;
•	ISS’ analysis of whether there are compensation concerns or a history of problematic compensation practices; and
•	The previous year’s support level on the company’s say-on-pay proposal.

3.    Director Independence

Vote AGAINST or WITHHOLD from Inside Directors and Affiliated Outside Directors (per the Categorization of Directors) when:

3.1.	The inside or affiliated outside director serves on any of the three key committees: audit, compensation, or nominating;
3.2.	The company lacks an audit, compensation, or nominating committee so that the full board functions as that committee;

3.3.	The company lacks a formal nominating committee, even if the board attests that the independent directors fulfill the functions of such a committee; or
3.4.	The full board Independent directors make up less than a majority of the directors.

4.    Director Competence

Attendance at Board and Committee Meetings:

Vote AGAINST or WITHHOLD from the entire board of directors (except new nominees, who should be considered CASE-BY-CASE) if:

4.1.	The company’s proxy indicates that not all directors attended 75 percent of the aggregate board and committee meetings, but fails to provide the required disclosure of the names of the director(s) involved.

Generally vote AGAINST or WITHHOLD from individual directors who:

4.2.	Attend less than 75 percent of the board and committee meetings (with the exception of new nominees). Acceptable reasons for director absences are generally limited to the following:
•	Medical issues/illness;
•	Family emergencies; and
•	Missing only one meeting.

These reasons for directors’ absences will only be considered by ISS if disclosed in the proxy or another SEC filing. If the disclosure is insufficient to determine whether a director attended at least 75 percent of board and committee meetings in aggregate, vote AGAINST or WITHHOLD from the director.

Overboarded Directors:

Vote AGAINST or WITHHOLD from individual directors who:

4.3.	Sit on more than six public company boards[3]; or
4.4.	Are CEOs of public companies who sit on the boards of more than two public companies besides their own– withhold only at their outside boards.

Voting for Director Nominees in Contested Elections*

Vote CASE-BY-CASE on the election of directors in contested elections, considering the following factors:

•	Long-term financial performance of the target company relative to its industry;
•	Management’s track record;
•	Background to the proxy contest;
•	Qualifications of director nominees (both slates);
•	Strategic plan of dissident slate and quality of critique against management;
•	Likelihood that the proposed goals and objectives can be achieved (both slates);
•	Stock ownership positions.

[3]	Dimensional may screen votes otherwise subject to this policy based on the qualifications and circumstances of the directors involved.

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Proxy Access4

ISS supports proxy access as an important shareholder right, one that is complementary to other best-practice corporate governance features. However, in the absence of a uniform standard, proposals to enact proxy access may vary widely; as such, ISS is not setting forth specific parameters at this time and will take a case-by-case approach in evaluating these proposals.

Vote CASE-BY-CASE on proposals to enact proxy access, taking into account, among other factors:

Company-specific factors; and

Proposal-specific factors, including:

o	The ownership thresholds proposed in the resolution (i.e., percentage and duration);
o	The maximum proportion of directors that shareholders may nominate each year; and
o	The method of determining which nominations should appear on the ballot if multiple shareholders submit nominations.

Shareholder Rights & Defenses*

Exclusive Venue

Vote CASE-BY-CASE on exclusive venue proposals, taking into account:

•	Whether the company has been materially harmed by shareholder litigation outside its jurisdiction of incorporation, based on disclosure in the company’s proxy statement; and
•	Whether the company has the following good governance features:
o	An annually elected board;
o	A majority vote standard in uncontested director elections; and
o	The absence of a poison pill, unless the pill was approved by shareholders.

Poison Pills- Management Proposals to Ratify Poison Pill

Vote CASE-BY-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

•	No lower than a 20% trigger, flip-in or flip-over;
•	A term of no more than three years;
•	No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
•

Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

[4]

Dimensional will vote against binding proposals where the shareholder proponent(s) hold less than a 5% ownership interest in the company for companies included in the S&P 500 Index, or less than a 7.5% ownership interest in the company for all other companies. Where these ownership thresholds have been met by the shareholder proponent(s), Dimensional will vote in accordance with the recommendation of ISS.

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Poison Pills- Management Proposals to Ratify a Pill to Preserve Net Operating Losses (NOLs)

Vote AGAINST proposals to adopt a poison pill for the stated purpose of protecting a company’s net operating losses (“NOLs”) if the term of the pill would exceed the shorter of three years and the exhaustion of the NOL.

Vote CASE-BY-CASE on management proposals for poison pill ratification, considering the following factors, if the term of the pill would be the shorter of three years (or less) and the exhaustion of the NOL:

•	The ownership threshold to transfer (NOL pills generally have a trigger slightly below 5 percent);
•	The value of the NOLs;
•	Shareholder protection mechanisms (sunset provision, or commitment to cause expiration of the pill upon exhaustion or expiration of NOLs);
•

The company’s existing governance structure including: board independence, existing takeover defenses, track record of responsiveness to shareholders, and any other problematic governance concerns; and

•	Any other factors that may be applicable.

Shareholder Ability to Act by Written Consent

Generally vote AGAINST management and shareholder proposals to restrict or prohibit shareholders’ ability to act by written consent.

Generally vote FOR management and shareholder proposals that provide shareholders with the ability to act by written consent, taking into account the following factors:

•	Shareholders’ current right to act by written consent;
•	The consent threshold;
•	The inclusion of exclusionary or prohibitive language;
•	Investor ownership structure; and
•	Shareholder support of, and management’s response to, previous shareholder proposals.

Vote CASE-BY-CASE on shareholder proposals if, in addition to the considerations above, the company has the following governance and antitakeover provisions:

•	An unfettered[5] right for shareholders to call special meetings at a 10 percent threshold;
•	A majority vote standard in uncontested director elections;
•	No non-shareholder-approved pill; and
•	An annually elected board.

CAPITAL/RESTRUCTURING*

Common Stock Authorization

Vote FOR proposals to increase the number of authorized common shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class of common stock to increase the number of authorized shares of the class of common stock that has superior voting rights.

[5]

"Unfettered" means no restrictions on agenda items, no restrictions on the number of shareholders who can group together to reach the 10 percent threshold, and only reasonable limits on when a meeting can be called: no greater than 30 days after the last annual meeting and no greater than 90 prior to the next annual meeting.

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Vote AGAINST proposals to increase the number of authorized common shares if a vote for a reverse stock split on the same ballot is warranted despite the fact that the authorized shares would not be reduced proportionally.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of common stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
o	The company’s use of authorized shares during the last three years
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes of the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request; and
o	The dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns.

Preferred Stock Authorization

Vote FOR proposals to increase the number of authorized preferred shares where the primary purpose of the increase is to issue shares in connection with a transaction on the same ballot that warrants support.

Vote AGAINST proposals at companies with more than one class or series of preferred stock to increase the number of authorized shares of the class or series of preferred stock that has superior voting rights.

Vote CASE-BY-CASE on all other proposals to increase the number of shares of preferred stock authorized for issuance. Take into account company-specific factors that include, at a minimum, the following:

•	Past Board Performance:
o	The company’s use of authorized preferred shares during the last three years;
•	The Current Request:
o	Disclosure in the proxy statement of the specific purposes for the proposed increase;
o	Disclosure in the proxy statement of specific and severe risks to shareholders of not approving the request;
o	In cases where the company has existing authorized preferred stock, the dilutive impact of the request as determined by an allowable increase calculated by ISS (typically 100 percent of existing authorized shares) that reflects the company’s need for shares and total shareholder returns; and
o	Whether the shares requested are blank check preferred shares that can be used for antitakeover purposes.

Dual Class Structure

Generally vote AGAINST proposals to create a new class of common stock unless:

The company discloses a compelling rationale for the dual-class capital structure, such as:

o	The company’s auditor has concluded that there is substantial doubt about the company’s ability to continue as a going concern; or
o	The new class of shares will be transitory;

The new class is intended for financing purposes with minimal or no dilution to current shareholders in both the short term and long term; and

The new class is not designed to preserve or increase the voting power of an insider or significant shareholder.

Mergers and Acquisitions

Vote CASE –BY- CASE on mergers and acquisitions. Review and evaluate the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, emphasis is placed on the offer premium, market reaction and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction should cause closer scrutiny of a deal.
•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Negotiations and process - Were the terms of the transaction negotiated at arm’s-length? Was the process fair and equitable? A fair process helps to ensure the best price for shareholders. Significant negotiation “wins” can also signify the deal makers’ competency. The comprehensiveness of the sales process (e.g., full auction, partial auction, no auction) can also affect shareholder value.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? As the result of potential conflicts, the directors and officers of the company may be more likely to vote to approve a merger than if they did not hold these interests. Consider whether these interests may have influenced these directors and officers to support or recommend the merger. The CIC figure presented in the “ISS Transaction Summary” section of this report is an aggregate figure that can in certain cases be a misleading indicator of the true value transfer from shareholders to insiders. Where such figure appears to be excessive, analyze the underlying assumptions to determine whether a potential conflict exists.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

COMPENSATION*

Executive Pay Evaluation

Underlying all evaluations are five global principles that most investors expect corporations to adhere to in designing and administering executive and director compensation programs:

1.	Maintain appropriate pay-for-performance alignment, with emphasis on long-term shareholder value: This principle encompasses overall executive pay practices, which must be designed to attract, retain, and appropriately motivate the key employees who drive shareholder value creation over the long term. It will take into consideration, among other factors, the link between pay and performance; the mix between fixed and variable pay; performance goals; and equity-based plan costs;
2.	Avoid arrangements that risk “pay for failure”: This principle addresses the appropriateness of long or indefinite contracts, excessive severance packages, and guaranteed compensation;
3.	Maintain an independent and effective compensation committee: This principle promotes oversight of executive pay programs by directors with appropriate skills, knowledge, experience, and a sound process for compensation decision-making (e.g., including access to independent expertise and advice when needed);

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

4.	Provide shareholders with clear, comprehensive compensation disclosures: This principle underscores the importance of informative and timely disclosures that enable shareholders to evaluate executive pay practices fully and fairly;
5.	Avoid inappropriate pay to non-executive directors: This principle recognizes the interests of shareholders in ensuring that compensation to outside directors does not compromise their independence and ability to make appropriate judgments in overseeing managers’ pay and performance. At the market level, it may incorporate a variety of generally accepted best practices.

Advisory Votes on Executive Compensation- Management Proposals (Management Say-on-Pay)

Vote CASE-BY-CASE on ballot items related to executive pay and practices, as well as certain aspects of outside director compensation.

Vote AGAINST Advisory Votes on Executive Compensation (Management Say-on-Pay – MSOP) if:

There is a significant misalignment between CEO pay and company performance (pay for performance);

The company maintains significant problematic pay practices;

The board exhibits a significant level of poor communication and responsiveness to shareholders.

Vote AGAINST or WITHHOLD from the members of the Compensation Committee and potentially the full board if:

•

There is no MSOP on the ballot, and an AGAINST vote on an MSOP is warranted due to pay for performance misalignment, problematic pay practices, or the lack of adequate responsiveness on compensation issues raised previously, or a combination thereof;

•	The board fails to respond adequately to a previous MSOP proposal that received less than 70 percent support of votes cast;
•	The company has recently practiced or approved problematic pay practices, including option repricing or option backdating; or
•	The situation is egregious.

Vote AGAINST an equity plan on the ballot if:

A pay for performance misalignment is found, and a significant portion of the CEO’s misaligned pay is attributed to non-performance-based equity awards, taking into consideration:

¡	Magnitude of pay misalignment;
¡	Contribution of non-performance-based equity grants to overall pay; and
¡	The proportion of equity awards granted in the last three fiscal years concentrated at the named executive officer (NEO) level.

Primary Evaluation Factors for Executive Pay

Pay- for-Performance Evaluation

ISS annually conducts a pay-for-performance analysis to identify strong or satisfactory alignment between pay and performance over a sustained period. With respect to companies in the Russell 3000 index, this analysis considers the following:

1.	Peer Group[6] Alignment:

•      The degree of alignment between the company’s TSR rank and the CEO’s total pay rank within a peer group, as measured over one-year and three-year periods (weighted 40/60);

•      The multiple of the CEO’s total pay relative to the peer group median.

2.	Absolute Alignment: The absolute alignment between the trend in CEO pay and company TSR over the prior five fiscal years – i.e., the difference between the trend in annual pay changes and the trend in annualized TSR during the period.

If the above analysis demonstrates significant unsatisfactory long-term pay-for-performance alignment or, in the case of non-Russell 3000 index companies, misaligned pay and performance are otherwise suggested, analyze the following qualitative factors to determine how various pay elements may work to encourage or to undermine long-term value creation and alignment with shareholder interests:

The ratio of performance- to time-based equity awards;

The ratio of performance-based compensation to overall compensation;

The completeness of disclosure and rigor of performance goals;

The company’s peer group benchmarking practices;

Actual results of financial/operational metrics, such as growth in revenue, profit, cash flow, etc., both absolute and relative to peers;

Special circumstances related to, for example, a new CEO in the prior fiscal year or anomalous equity grant practices (e.g., biennial awards); and

Any other factors deemed relevant.

Problematic Pay Practices

The focus is on executive compensation practices that contravene the global pay principles, including:

Problematic practices related to non-performance-based compensation elements;

Incentives that may motivate excessive risk-taking; and

Options Backdating.

Problematic Pay Practices related to Non-Performance-Based Compensation Elements

Pay elements that are not directly based on performance are generally evaluated CASE-BY-CASE considering the context of a company’s overall pay program and demonstrated pay-for-performance philosophy. Please refer to ISS’ Compensation FAQ document for detail on specific pay practices that have been identified as potentially problematic and may lead to negative recommendations if they are deemed to be inappropriate or unjustified relative to executive pay best practices. The list below highlights the problematic practices that carry significant weight in this overall consideration and may result in adverse vote recommendations:

•	Repricing or replacing of underwater stock options/SARS without prior shareholder approval (including cash buyouts and voluntary surrender of underwater options);
•	Excessive perquisites or tax gross-ups, including any gross-up related to a secular trust or restricted stock vesting;
•	New or extended agreements that provide for:
¡	CIC payments exceeding 3 times base salary and average/target/most recent bonus;
¡	CIC severance payments without involuntary job loss or substantial diminution of duties (“single” or “modified single” triggers);

[6]

The peer group is generally comprised of 14-24 companies that are selected using market cap, revenue (or assets for financial firms), and GICS industry group, via a process designed to select peers that are closest to the subject company, and where the subject company is close to median in revenue/asset size. The relative alignment evaluation will consider the company’s rank for both pay and TSR within the peer group (for one- and three-year periods) and the CEO’s pay relative to the median pay level in the peer group.

¡	CIC payments with excise tax gross-ups (including “modified” gross-ups).

Incentives that may Motivate Excessive Risk-Taking

•	Multi-year guaranteed bonuses;
•	A single or common performance metric used for short- and long-term plans;
•	Lucrative severance packages;
•	High pay opportunities relative to industry peers;
•	Disproportionate supplemental pensions; or
•	Mega annual equity grants that provide unlimited upside with no downside risk.

Factors that potentially mitigate the impact of risky incentives include rigorous claw-back provisions and robust stock ownership/holding guidelines.

Options Backdating

The following factors should be examined CASE-BY-CASE to allow for distinctions to be made between “sloppy” plan administration versus deliberate action or fraud:

•	Reason and motive for the options backdating issue, such as inadvertent vs. deliberate grant date changes;
•	Duration of options backdating;
•	Size of restatement due to options backdating;
•	Corrective actions taken by the board or compensation committee, such as canceling or re-pricing backdated options, the recouping of option gains on backdated grants; and
•	Adoption of a grant policy that prohibits backdating, and creates a fixed grant schedule or window period for equity grants in the future.

Board Communications and Responsiveness

On the Board’s responsiveness to investor input and engagement on compensation issues:

•	Failure to respond to majority-supported shareholder proposals on executive pay topics; or
•	Failure to adequately respond to the company’s previous say-on-pay proposal that received the support of less than 70 percent of votes cast, taking into account:
¡	The company’s response, including:
•	Disclosure of engagement efforts with major institutional investors regarding the issues that contributed to the low level of support;
•	Specific actions taken to address the issues that contributed to the low level of support;
•	Other recent compensation actions taken by the company;
¡	Whether the issues raised are recurring or isolated;
¡	The company’s ownership structure; and
¡	Whether the support level was less than 50 percent, which would warrant the highest degree of responsiveness.

Frequency of Advisory Vote on Executive Compensation (Management “Say on Pay”)

Vote FOR annual advisory votes on compensation, which provide the most consistent and clear communication channel for shareholder concerns about companies’ executive pay programs.

Voting on Golden Parachutes in an Acquisition, Merger, Consolidation, or Proposed Sale

Vote CASE-BY-CASE on proposals to approve the company’s golden parachute compensation, consistent with ISS’ policies on problematic pay practices related to severance packages. Features that may lead to a vote AGAINST include:

•	Recently adopted or materially amended agreements that include excise tax gross-up provisions (since prior annual meeting);

•	Recently adopted or materially amended agreements that include modified single triggers (since prior annual meeting);

•

Single trigger payments that will happen immediately upon a change in control, including cash payment and such items as the acceleration of performance-based equity despite the failure to achieve performance measures;

•	Single-trigger vesting of equity based on a definition of change in control that requires only shareholder approval of the transaction (rather than consummation);

•	Potentially excessive severance payments;

•	Recent amendments or other changes that may make packages so attractive as to influence merger agreements that may not be in the best interests of shareholders;

•

In the case of a substantial gross-up from pre-existing/grandfathered contract: the element that triggered the gross-up (i.e., option mega-grants at low point in stock price, unusual or outsized payments in cash or equity made or negotiated prior to the merger); or

•

The company’s assertion that a proposed transaction is conditioned on shareholder approval of the golden parachute advisory vote. ISS would view this as problematic from a corporate governance perspective.

In cases where the golden parachute vote is incorporated into a company’s separate advisory vote on compensation (“management “say on pay”), ISS will evaluate the “say on pay” proposal in accordance with these guidelines, which may give higher weight to that component of the overall evaluation.

Equity-Based and Other Incentive Plans*

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

The total cost of the company’s equity plans is unreasonable;

The plan expressly permits repricing;

A pay-for-performance misalignment is found;

The company’s three year burn rate exceeds the burn rate cap of its industry group;

The plan has a liberal change-of-control definition; or

The plan is a vehicle for problematic pay practices.

Social/Environmental Issues

Overall Approach

Generally vote FOR the management’s recommendation on shareholder proposals involving social/ environmental issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

APPENDIX

2012 INTERNATIONAL PROXY VOTING SUMMARY GUIDELINES±

Effective for Meetings on or after February 1, 2012

In order to provide greater analysis on certain shareholder meetings, the Advisor has elected to receive research reports for certain meetings, as indicated below, from Glass Lewis in addition to Institutional Shareholder Services, Inc. (“ISS”).

Specifically, if available, the Advisor may obtain research from Glass Lewis in addition to ISS for shareholder meetings in the following circumstances: (1) where the Advisor’s clients have a significant aggregate holding in the issuer and the meeting agenda contains proxies concerning: Anti-takeover Defenses or Voting Related Issues, Mergers and Acquisitions or Reorganizations or Restructurings, Capital Structure Issues, Compensation Issues or a proxy contest; or (2) where the Advisor in its discretion, has deemed that additional research is warranted.

Where research is obtained from Glass Lewis in accordance with these Guidelines, the Advisor will first review the research reports obtained from ISS and Glass Lewis. If the recommendations contained in the research reports from ISS and Glass Lewis are the same, the Advisor will vote accordingly. If the recommendations contained in the research reports from ISS and Glass Lewis are inconsistent, the Advisor will vote in accordance with the ISS recommendation unless the Corporate Governance Committee determines that voting in accordance with the Glass Lewis recommendation is more consistent with the principle of preserving shareholder value.

1. OPERATIONAL ITEMS

Financial Results/Director and Auditor Reports

Vote FOR approval of financial statements and director and auditor reports, unless:

•	There are concerns about the accounts presented or audit procedures used; or

•	The company is not responsive to shareholder questions about specific items that should be publicly disclosed.

Appointment of Auditors and Auditor Fees

Vote FOR the (re)election of auditors and/or proposals authorizing the board to fix auditor fees, unless:

•	There are serious concerns about the procedures used by the auditor;

•	There is reason to believe that the auditor has rendered an opinion, which is neither accurate nor indicative of the company’s financial position;

•	External auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company;

•	Name of the proposed auditors has not been published;

•	The auditors are being changed without explanation; or

•	Fees for non-audit services exceed standard annual audit-related fees (only applies to companies on the MSCI EAFE index and/or listed on any country main index).

±

This is a summary of the majority of International Markets, however, certain countries and/or markets, including Canada, Western Europe, Australia, New Zealand and China have separate policies which are generally consistent with the principles reflected in this summary but are modified to reflect issues such as those related to customs, disclosure obligations and legal structures of the relevant jurisdiction.

In circumstances where fees for non-audit services include fees related to significant one-time capital structure events (initial public offerings, bankruptcy emergencies, and spinoffs) and the company makes public disclosure of the amount and nature of those fees, which are an exception to the standard “non-audit fee” category, then such fees may be excluded from the non-audit fees considered in determining the ratio of non-audit to audit fees.

For concerns related to the audit procedures, independence of auditors, and/or name of auditors, ISS may recommend AGAINST the auditor (re)election. For concerns related to fees paid to the auditors, ISS may recommend AGAINST remuneration of auditors if this is a separate voting item; otherwise ISS may recommend AGAINST the auditor election.

Appointment of Internal Statutory Auditors

Vote FOR the appointment or (re)election of statutory auditors, unless:

•	There are serious concerns about the statutory reports presented or the audit procedures used;

•	Questions exist concerning any of the statutory auditors being appointed; or

•	The auditors have previously served the company in an executive capacity or can otherwise be considered affiliated with the company.

Allocation of Income

Vote FOR approval of the allocation of income, unless:

•	The dividend payout ratio has been consistently below 30 percent without adequate explanation; or

•	The payout is excessive given the company’s financial position.

Stock (Scrip) Dividend Alternative

Vote FOR most stock (scrip) dividend proposals.

Vote AGAINST proposals that do not allow for a cash option unless management demonstrates that the cash option is harmful to shareholder value.

Amendments to Articles of Association

Vote amendments to the articles of association on a CASE-BY-CASE basis.

Change in Company Fiscal Term

Vote FOR resolutions to change a company’s fiscal term unless a company’s motivation for the change is to postpone its AGM.

Lower Disclosure Threshold for Stock Ownership

Vote AGAINST resolutions to lower the stock ownership disclosure threshold below 5 percent unless specific reasons exist to implement a lower threshold.

Amend Quorum Requirements

Vote proposals to amend quorum requirements for shareholder meetings on a CASE-BY-CASE basis.

Transact Other Business

Vote AGAINST other business when it appears as a voting item.

2. BOARD OF DIRECTORS

Director Elections

Vote FOR management nominees in the election of directors, unless:

•	Adequate disclosure has not been provided in a timely manner;

•	There are clear concerns over questionable finances or restatements;

•	There have been questionable transactions with conflicts of interest;

•	There are any records of abuses against minority shareholder interests; or

•	The board fails to meet minimum corporate governance standards.

Vote FOR individual nominees unless there are specific concerns about the individual, such as criminal wrongdoing or breach of fiduciary responsibilities.

Vote AGAINST individual directors if repeated absences at board meetings have not been explained (in countries where this information is disclosed).

Vote on a CASE-BY-CASE basis for contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, determining which directors are best suited to add value for shareholders.*

Vote FOR employee and/or labor representatives if they sit on either the audit or compensation committee and are required by law to be on those committees. Vote AGAINST employee and/or labor representatives if they sit on either the audit or compensation committee, if they are not required to be on those committees.

Under extraordinary circumstances, vote AGAINST individual directors, members of a committee, or the entire board, due to:

•	Material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company;

•	Failure to replace management as appropriate; or

•

Egregious actions related to a director’s service on other boards that raise substantial doubt about his or her ability to effectively oversee management and serve the best interests of shareholders at any company.

ISS Classification of Directors - International Policy 2011

    Executive Director

•	Employee or executive of the company;
•	Any director who is classified as a non-executive, but receives salary, fees, bonus, and/or other benefits that are in line with the highest-paid executives of the company.

    Non-Independent Non-Executive Director (NED)

•	Any director who is attested by the board to be a non-independent NED;
•	Any director specifically designated as a representative of a significant shareholder of the company;
•	Any director who is also an employee or executive of a significant shareholder of the company;
•	Any director who is nominated by a dissenting significant shareholder, unless there is a clear lack of material[5] connection with the dissident, either currently or historically;
•

Beneficial owner (direct or indirect) of at least 10% of the company’s stock, either in economic terms or in voting rights (this may be aggregated if voting power is distributed among more than one member of a defined group, e.g., family members who beneficially own less than 10% individually, but collectively own more than 10%), unless market best practice dictates a lower ownership and/or disclosure threshold (and in other special market-specific circumstances);

•	Government representative;
•

Currently provides (or a relative[1] provides) professional services[2] to the company, to an affiliate of the company, or to an individual officer of the company or of one of its affiliates in excess of $10,000 per year;

•

Represents customer, supplier, creditor, banker, or other entity with which company maintains transactional/commercial relationship (unless company discloses information to apply a materiality test[3]);

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

•	Any director who has conflicting or cross-directorships with executive directors or the chairman of the company;
•	Relative[1] of a current employee of the company or its affiliates;
•	Relative[1] of a former executive of the company or its affiliates;
•	A new appointee elected other than by a formal process through the General Meeting (such as a contractual appointment by a substantial shareholder);
•	Founder/co-founder/member of founding family but not currently an employee;
•	Former executive (5 year cooling off period);
•	Years of service is generally not a determining factor unless it is recommended best practice in a market and/or in extreme circumstances, in which case it may be considered.[4]
•	Any additional relationship or principle considered to compromise independence under local corporate governance best practice guidance.

    Independent NED

•	No material[5] connection, either directly or indirectly, to the company (other than a board seat) or the dissenting significant shareholder.

    Employee Representative

•	Represents employees or employee shareholders of the company (classified as “employee representative” but considered a non-independent NED).

    Footnotes:

[1] “Relative” follows the definition of “immediate family members” which covers spouses, parents, children, stepparents, step-children, siblings, in-laws, and any person (other than a tenant or employee) sharing the household of any director, nominee for director, executive officer, or significant shareholder of the company.

[2] Professional services can be characterized as advisory in nature and generally include the following: investment banking/financial advisory services; commercial banking (beyond deposit services); investment services; insurance services; accounting/audit services; consulting services; marketing services; and legal services. The case of participation in a banking syndicate by a non-lead bank should be considered a transaction (and hence subject to the associated materiality test) rather than a professional relationship.

[3] A business relationship may be material if the transaction value (of all outstanding transactions) entered into between the company and the company or organization with which the director is associated is equivalent to either 1 percent of the company’s turnover or 1 percent of the turnover of the company or organization with which the director is associated. OR, A business relationship may be material if the transaction value (of all outstanding financing operations) entered into between the company and the company or organization with which the director is associated is more than 10 percent of the company’s shareholder equity or the transaction value, (of all outstanding financing operations), compared to the company’s total assets, is more than 5 percent.

[4] For example, in continental Europe, directors with a tenure exceeding 12 years will be considered non-independent. In the United Kingdom and Ireland, directors with a tenure exceeding nine years will be considered non-independent, unless the company provides sufficient and clear justification that the director is independent despite his long tenure.

[5] For purposes of ISS’ director independence classification, “material” will be defined as a standard of relationship financial, personal or otherwise that a reasonable person might conclude could potentially influence one’s objectivity in the boardroom in a manner that would have a meaningful impact on an individual’s ability to satisfy requisite fiduciary standards on behalf of shareholders.

Contested Director Elections*

For contested elections of directors, e.g. the election of shareholder nominees or the dismissal of incumbent directors, ISS will make its recommendation on a case-by-case basis, determining which directors are best suited to add value for shareholders.

The analysis will generally be based on, but not limited to, the following major decision factors:

•	Company performance relative to its peers;

•	Strategy of the incumbents versus the dissidents;

•	Independence of directors/nominees;

•	Experience and skills of board candidates;

•	Governance profile of the company;

•	Evidence of management entrenchment;

•	Responsiveness to shareholders;

•	Whether a takeover offer has been rebuffed;

*	See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

•	Whether minority or majority representation is being sought.

When analyzing a contested election of directors, ISS will generally focus on two central questions: (1) Have the dissidents proved that board change is warranted? And (2) if so, are the dissident board nominees likely to effect positive change (i.e., maximize long-term shareholder value).

Discharge of Directors

Generally vote FOR the discharge of directors, including members of the management board and/or supervisory board, unless there is reliable information about significant and compelling controversies that the board is not fulfilling its fiduciary duties warranted by:

•

A lack of oversight or actions by board members which invoke shareholder distrust related to malfeasance or poor supervision, such as operating in private or company interest rather than in shareholder interest; or

•

Any legal issues (e.g. civil/criminal) aiming to hold the board responsible for breach of trust in the past or related to currently alleged actions yet to be confirmed (and not only the fiscal year in question), such as price fixing, insider trading, bribery, fraud, and other illegal actions; or

•	Other egregious governance issues where shareholders will bring legal action against the company or its directors.

For markets which do not routinely request discharge resolutions (e.g. common law countries or markets where discharge is not mandatory), analysts may voice concern in other appropriate agenda items, such as approval of the annual accounts or other relevant resolutions, to enable shareholders to express discontent with the board.

Director, Officer, and Auditor Indemnification and Liability Provisions

Vote proposals seeking indemnification and liability protection for directors and officers on a CASE-BY-CASE basis.

Vote AGAINST proposals to indemnify external auditors.

Board Structure

Vote FOR proposals to fix board size.

Vote AGAINST the introduction of classified boards and mandatory retirement ages for directors.

Vote AGAINST proposals to alter board structure or size in the context of a fight for control of the company or the board.

3. CAPITAL STRUCTURE*

Share Issuance Requests

General Issuances

Vote FOR issuance requests with preemptive rights to a maximum of 100 percent over currently issued capital.

Vote FOR issuance requests without preemptive rights to a maximum of 20 percent of currently issued capital.

Specific Issuances

Vote on a CASE-BY-CASE basis on all requests, with or without preemptive rights.

Increases in Authorized Capital

Vote FOR non-specific proposals to increase authorized capital up to 100 percent over the current authorization unless the increase would leave the company with less than 30 percent of its new authorization outstanding.

Vote FOR specific proposals to increase authorized capital to any amount, unless:

•	The specific purpose of the increase (such as a share-based acquisition or merger) does not meet ISS guidelines for the purpose being proposed; or
•	The increase would leave the company with less than 30 percent of its new authorization outstanding after adjusting for all proposed issuances.

Vote AGAINST proposals to adopt unlimited capital authorizations.

Reduction of Capital

Vote FOR proposals to reduce capital for routine accounting purposes unless the terms are unfavorable to shareholders.

Vote proposals to reduce capital in connection with corporate restructuring on a CASE-BY-CASE basis.

Capital Structures

Vote FOR resolutions that seek to maintain or convert to a one-share, one-vote capital structure.

Vote AGAINST requests for the creation or continuation of dual-class capital structures or the creation of new or additional super voting shares.

Preferred Stock

Vote FOR the creation of a new class of preferred stock or for issuances of preferred stock up to 50 percent of issued capital unless the terms of the preferred stock would adversely affect the rights of existing shareholders.

Vote FOR the creation/issuance of convertible preferred stock as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote AGAINST the creation of a new class of preference shares that would carry superior voting rights to the common shares.

Vote AGAINST the creation of blank check preferred stock unless the board clearly states that the authorization will not be used to thwart a takeover bid.

Vote proposals to increase blank check preferred authorizations on a CASE-BY-CASE basis.

Debt Issuance Requests

Vote non-convertible debt issuance requests on a CASE-BY-CASE basis, with or without preemptive rights.

Vote FOR the creation/issuance of convertible debt instruments as long as the maximum number of common shares that could be issued upon conversion meets ISS guidelines on equity issuance requests.

Vote FOR proposals to restructure existing debt arrangements unless the terms of the restructuring would adversely affect the rights of shareholders.

Pledging of Assets for Debt

Vote proposals to approve the pledging of assets for debt on a CASE-BY-CASE basis.

Increase in Borrowing Powers

Vote proposals to approve increases in a company’s borrowing powers on a CASE-BY-CASE basis.

Share Repurchase Plans

Generally vote FOR market repurchase authorities (share repurchase programs) if the terms comply with the following criteria:

•	A repurchase limit of up to 10 percent of outstanding issued share capital (15 percent in U.K./Ireland);

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than five years, or such lower threshold as may be set by applicable law, regulation or code of governance best practice.

Authorities to repurchase shares in excess of the 10 percent repurchase limit will be assessed on a case-by-case basis. ISS may support such share repurchase authorities under special circumstances, which are required to be publicly disclosed by the company, provided that, on balance, the proposal is in shareholders’ interests. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In markets where it is normal practice not to provide a repurchase limit, ISS will evaluate the proposal based on the company’s historical practice. However, ISS expects companies to disclose such limits and, in the future, may recommend a vote against companies that fail to do so. In such cases, the authority must comply with the following criteria:

•	A holding limit of up to 10 percent of a company’s issued share capital in treasury (“on the shelf”); and

•	A duration of no more than 18 months.

In addition, ISS will recommend AGAINST any proposal where:

•	The repurchase can be used for takeover defenses;

•	There is clear evidence of abuse;

•	There is no safeguard against selective buybacks; and/or

•	Pricing provisions and safeguards are deemed to be unreasonable in light of market practice.

Reissuance of Repurchased Shares

Vote FOR requests to reissue any repurchased shares unless there is clear evidence of abuse of this authority in the past.

Capitalization of Reserves for Bonus Issues/Increase in Par Value

Vote FOR requests to capitalize reserves for bonus issues of shares or to increase par value.

4. COMPENSATION*

Compensation Plans

Vote compensation plans on a CASE-BY-CASE basis.

Director Compensation

Vote FOR proposals to award cash fees to non-executive directors unless the amounts are excessive relative to other companies in the country or industry.

Vote non-executive director compensation proposals that include both cash and share-based components on a CASE-BY-CASE basis.

* See introductory information concerning proxies involving this issue and the supplementary actions the Advisor may take.

Vote proposals that bundle compensation for both non-executive and executive directors into a single resolution on a CASE-BY-CASE basis.

Vote AGAINST proposals to introduce retirement benefits for non-executive directors.

5. OTHER ITEMS

Reorganizations/Restructurings*

Vote reorganizations and restructurings on a CASE-BY-CASE basis.

Mergers and Acquisitions*

Vote CASE-BY-CASE on mergers and acquisitions taking into account the following:

For every M&A analysis, ISS reviews publicly available information as of the date of the report and evaluates the merits and drawbacks of the proposed transaction, balancing various and sometimes countervailing factors including:

•

Valuation - Is the value to be received by the target shareholders (or paid by the acquirer) reasonable? While the fairness opinion may provide an initial starting point for assessing valuation reasonableness, ISS places emphasis on the offer premium, market reaction, and strategic rationale.

•	Market reaction - How has the market responded to the proposed deal? A negative market reaction will cause ISS to scrutinize a deal more closely.

•

Strategic rationale - Does the deal make sense strategically? From where is the value derived? Cost and revenue synergies should not be overly aggressive or optimistic, but reasonably achievable. Management should also have a favorable track record of successful integration of historical acquisitions.

•

Conflicts of interest - Are insiders benefiting from the transaction disproportionately and inappropriately as compared to non-insider shareholders? ISS will consider whether any special interests may have influenced these directors and officers to support or recommend the merger.

•

Governance - Will the combined company have a better or worse governance profile than the current governance profiles of the respective parties to the transaction? If the governance profile is to change for the worse, the burden is on the company to prove that other issues (such as valuation) outweigh any deterioration in governance.

Vote AGAINST if the companies do not provide sufficient information upon request to make an informed voting decision.

Mandatory Takeover Bid Waivers

Vote proposals to waive mandatory takeover bid requirements on a CASE-BY-CASE basis.

Reincorporation Proposals

Vote reincorporation proposals on a CASE-BY-CASE basis.

Expansion of Business Activities

Vote FOR resolutions to expand business activities unless the new business takes the company into risky areas.

Related-Party Transactions

In evaluating resolutions that seek shareholder approval on related-party transactions (RPTs), vote on a case-by-case basis, considering factors including, but not limited to, the following:

•	The parties on either side of the transaction;

•	The nature of the asset to be transferred/service to be provided;

•	The pricing of the transaction (and any associated professional valuation);

•	The views of independent directors (where provided);

•	The views of an independent financial adviser (where appointed);

•	Whether any entities party to the transaction (including advisers) is conflicted; and

•	The stated rationale for the transaction, including discussions of timing.

If there is a transaction that ISS deemed problematic and that was not put to a shareholder vote, ISS may recommend against the election of the director involved in the related-party transaction or the full board.

Antitakeover Mechanisms

Generally vote AGAINST all antitakeover proposals, unless they are structured in such a way that they give shareholders the ultimate decision on any proposal or offer.

Shareholder Proposals

Vote all shareholder proposals on a CASE-BY-CASE basis.

Vote FOR proposals that would improve the company’s corporate governance or business profile at a reasonable cost.

Vote AGAINST proposals that limit the company’s business activities or capabilities or result in significant costs being incurred with little or no benefit.

Corporate Social Responsibility (CSR) Issues

Generally vote FOR the management’s recommendation on shareholder proposals involving CSR Issues. When evaluating social and environmental shareholder proposals, Dimensional considers the most important factor to be whether adoption of the proposal is likely to enhance or protect shareholder value.

DFA INVESTMENT DIMENSIONS GROUP INC. (157/158)

PART C

OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)	Articles of Incorporation.
(1)	Articles of Amendment and Restatement filed with the Maryland State Secretary of State on July 9, 2009 re: the revision of Articles One through Nine of its Charter

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 115/116 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 14, 2009.

(2)	Articles Supplementary filed with the Maryland Secretary of State on September 22, 2009 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(3)	Certificate of Correction filed with the Maryland Secretary of State on May 4, 2010.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(4)	Articles Supplementary filed with the Maryland Secretary of State on July 14, 2010 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(5)	Articles Supplementary filed with the Maryland Secretary of State on October 12, 2010 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(6)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(7)	Articles of Amendment filed with the Maryland Secretary of State on November 19, 2010.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258. Filing Date: May 11, 2011.

(8)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(9)	Articles of Amendment filed with the Maryland Secretary of State on February 28, 2011.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(10)	Articles Supplementary filed with the Maryland Secretary of State on February 28, 2011 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(11)	Certificate of Correction filed with the Maryland Secretary of State on July 25, 2011.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(12)	Articles of Amendment filed with the Maryland Secretary of State on July 25, 2011.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(13)	Articles Supplementary filed with the Maryland Secretary of State on July 25, 2011 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(14)	Articles Supplementary filed with the Maryland Secretary of State on November 4, 2011 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(15)	Articles Supplementary filed with the Maryland Secretary of State on April 23, 2012 re: the allocation and classification of shares.

Incorporated herein by reference to: Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: May 3, 2012.

(16)	Articles of Amendment filed with the Maryland Secretary of State on October 22, 2012.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 14, 2012.

(17)	Articles Supplementary filed with the Maryland Secretary of State on October 22, 2012 re: the allocation and classification of shares.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 14, 2012.

	(18)	Articles Supplementary filed with the Maryland Secretary of State on December 19, 2012 re: the allocation and classification of shares. ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.a.18.

(b)	By-Laws. Amended and Restated By-Laws of the Registrant Incorporated herein by reference to: Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258. Filing Date: February 25, 2010.

(c)	Instruments Defining the Rights of Security holders.
	(1)	See Articles Fifth of the Registrant’s Articles of Amendment and Restatement dated July 9, 2009.

	(2)	See Article II of the Registrant’s Amended and Restated By-Laws.

(d)	Investment Advisory Agreement.
	(1)	Investment Management Agreements.
(a) Form of Investment Advisory Agreement between the Registrant and Dimensional Fund Advisors Inc. (“DFA”) dated May 13, 1987, amended and restated February 28, 2010 re: the:
* DFA Short-Term Government Portfolio (formerly the DFA Five-Year Government Portfolio)
Incorporated herein by reference to: Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: December 30, 2010.

(b)

Investment Advisory Agreement between the Registrant and DFA dated April 26, 1994, amended October 18, 1996 re: the:

*      VA Global Bond Portfolio (formerly the DFA Global Fixed Income Portfolio and the DFA Global Bond Portfolio)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258. Filing Date: March 20, 1998.

(c)

Investment Advisory Agreement between the Registrant and DFA dated September 24, 1990 re: the:

*      DFA Intermediate Government Fixed Income Portfolio (formerly the DFA Intermediate Government Bond Portfolio)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 20, 1998.

(d)

Investment Advisory Agreement between the Registrant and DFA dated April 2, 1991 re: the:

*       Large Cap International Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(e)

Form of Investment Advisory Agreement between the Registrant and DFA re:

*       DFA Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 136/137 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 7, 2011.

(f)

Investment Advisory Agreement between the Registrant and DFA dated December 20, 1994 re: the:

*       DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(g)

Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

*       VA U.S. Large Value Portfolio (formerly known as the VA Large Value Portfolio and DFA Global Value Portfolio)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(h)

Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

*       VA U.S. Targeted Value Portfolio (formerly known as the VA Small Value Portfolio)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(i)

Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

*       VA International Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(j)

Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

*       VA International Small Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(k)

Investment Advisory Agreement between the Registrant and DFA dated September 8, 1995 re: the:

*       VA Short-Term Fixed Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(l)

Form of Investment Advisory Agreement between the Registrant and DFA dated August 8, 1996 re: the:

*       International Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(m)

Investment Advisory Agreement between the Registrant and DFA dated December 7, 1998 re: the:

*       Tax-Managed U.S. Small Cap Value Portfolio (formerly Tax-Managed U.S. 5-10 Value Portfolio);

*       Tax-Managed U.S. Small Cap Portfolio (formerly Tax-Managed U.S. 6-10 Small Company Portfolio); and

*       Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(1)

Addendum Number One re: the reflection of the following name changes:

*       Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed U.S. Small Cap Value Portfolio and

*       Tax-Managed U.S. 6-10 Small Company Portfolio to the Tax-Managed U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258. Filing Date: March 29, 2004.

(2)

Addendum Number Two re: the reflection of the following name changes:

*       Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.
File Nos.: 2-73948 and 811-3258.

Filing Date: March 30, 2007.

(n)	Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re: the:

*       DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 30, 2002.

(o)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*       Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 73/74 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 14, 2005.

(p)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

*       U.S. Core Equity 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 2005.

(q)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

*       U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 2005.

(r)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

*       International Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 2005.

(s)	Investment Advisory Agreement between the Registrant and DFA dated September 13, 2005 re: the:

*       U.S. Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 2005.

(t)

Investment Advisory Agreement between the Registrant and DFA dated August 7, 2006 re: the:

*       Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 4, 2006.

(u)

Investment Advisory Agreement between the Registrant and DFA dated September 12, 2006 re: the:

*       DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 83/84 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 12, 2006.

(v)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*       DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 5, 2006.

(w)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*       DFA California Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 12, 2007.

(x)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*       T.A. U.S. Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 86/87 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 12, 2007.

(y)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*       U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 30, 2007.

(z)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*       U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 89/90 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 24, 2007.

(aa)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*       CSTG&E U.S. Social Core Equity 2 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 8, 2007.

(bb)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*       CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 8, 2007.

(cc)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*       U.S. Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 10, 2008.

(dd)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*       International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 99/100 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 10, 2008.

(ee)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*       DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: October 17, 2007.

(ff)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*       T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 97/98 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 13, 2007.

(gg)	Form of Investment Advisory Agreement between the Registrant and DFA re: the: * DFA Global Real Estate Securities Portfolio Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 136/137 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: November 7, 2011.

(hh)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         DFA International Value Ex Tobacco Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 105/106 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: April 9, 2008.

(ii)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         International Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 107/108 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 9, 2008.

(jj)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(kk)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(ll)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Enhanced U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(mm)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(nn)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*        DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258. Filing Date: February 25, 2010.

(oo)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(pp)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         DFA VA Global Moderate Allocation Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(qq)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(rr)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*        Continental Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(ss)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Emerging Markets Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(tt)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(uu)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Japanese Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(vv)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         LWAS/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(ww)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(xx)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Tax-Managed U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(yy)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         U.S. Large Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(zz)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         United Kingdom Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(aaa)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(bbb)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: June 1, 2010.

(ccc)	Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         DFA Commodity Strategy Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 16, 2010.

(ddd)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         DFA California Intermediate-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 15, 2010.

(eee)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 15, 2010.

(fff)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Dimensional Retirement Equity Fund II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(ggg)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Dimensional Retirement Fixed Income Fund I

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(hhh)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Dimensional Retirement Fixed Income Fund II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(iii)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Dimensional Retirement Fixed Income Fund III

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(jjj)	Form of Investment Advisory Agreement between the Registrant and DFA re: the: * Selectively Hedged Global Equity Portfolio Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: August 25, 2011.

(kkk)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         DFA World ex U.S. Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 134/135 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 7, 2011.

(llll)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         DFA Intermediate-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 135/136 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: October 18, 2011.

(mmm)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         Global Fixed Income (GBP Hedge) Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 3, 2012.

(nnn)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 8, 2012.

(ooo)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         World ex U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 8, 2012.

(ppp)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         U.S. Large Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 27, 2012.

(qqq)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         U.S. Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258. Filing Date: November 27, 2012.

(rrr)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         International Large Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 27, 2012.

(sss)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         International Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 27, 2012.

(ttt)

Form of Investment Advisory Agreement between the Registrant and DFA re: the:

*         World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 14, 2012.

(2)	Sub-advisory Agreements.
(a)

Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated September 21, 1995 re: the:

*         VA International Small Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 22, 1995.

(1)    Amendment No. 1 to Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited) dated July 18, 1997

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 78/79 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 30, 2006.

(b)

Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated September 21, 1995 re: the:

*         VA International Small Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 22, 1995.

(c)

Form of Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA Australia Pty Limited)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on

Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: September 13, 1999.

(d)

Form of Consultant Services Agreement between DFA and Dimensional Fund Advisors Ltd.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 55/56 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 1999.

(e)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*         International Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 2005.

(f)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*         International Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 2005.

(g)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. dated August 7, 2006 re: the:

*         Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 4, 2006.

(h)

Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. dated August 7, 2006 re: the:

*         Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 4, 2006.

(i)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*         DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 5, 2006.

(j)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd.

re: the:

*         DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 85/86 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 5, 2006.

(k)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*         CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 8, 2007.

(l)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*         CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 90/91 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 8, 2007.

(m)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*         International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: October 17, 2007.

(n)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*         International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: October 17, 2007.

(o)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*         DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: October 17, 2007.

(p)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*         DFA Selectively Hedged Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 96/97 to Registrant’s Registration Statement on

Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: October 17, 2007.

(q)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*         T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2008.

(r)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*         T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 101/102 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 26, 2008.

(s)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*         DFA International Value ex Tobacco Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: June 23, 2008.

(t)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*         DFA International Value ex Tobacco Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 108/109 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: June 23, 2008.

(u)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*         International Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 23, 2008.

(v)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*         International Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 109/110 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 23, 2008.

(w)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd. re: the:

*         DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2009.

(x)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd. re: the:

*         DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2009.

(y)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*         DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(z)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*         DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(aa)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*         DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(bb)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*         DFA Intermediate-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(cc)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the: * DFA International Small Cap Value Portfolio Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: February 25, 2010.

(dd)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*         DFA International Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(ee)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*         Large Cap International Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(ff)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*         Large Cap International Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(gg)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*         Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(hh)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*         Tax-Managed DFA International Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(ii)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*         Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(jj)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*         Emerging Markets Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 117/118 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 25, 2010.

(kk)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*         World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: June 1, 2010.

(ll)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*         World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 118/119 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: June 1, 2010.

(mm)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*         DFA Commodity Strategy Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 16, 2010.

(nn)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*         DFA Commodity Strategy Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 120/121 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 16, 2010.

(oo)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*         DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 15, 2010.

(pp)	Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*         DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 123/124 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 15, 2010.

(qq)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*         Dimensional Retirement Equity Fund II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(rr)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*         Dimensional Retirement Equity Fund II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(ss)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*         Dimensional Retirement Fixed Income Fund I

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(tt)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*         Dimensional Retirement Fixed Income Fund I

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(uu)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*         Dimensional Retirement Fixed Income Fund II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(vv)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*         Dimensional Retirement Fixed Income Fund II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258. Filing Date: August 25, 2011.

(ww)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*       Dimensional Retirement Fixed Income Fund III

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(xx)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*       Dimensional Retirement Fixed Income Fund III

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(yy)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*       Selectively Hedged Global Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(zz)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*       Selectively Hedged Global Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 133/134 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 25, 2011.

(aaa)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*       DFA World ex U.S. Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 134/135 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 7, 2011.

(bbb)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*       DFA World ex U.S. Government Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 134/135 to Registrant’s

Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 7, 2011.

(ccc)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*       Global Fixed Income (GBP Hedge) Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 3, 2012.

(ddd)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*       Global Fixed Income (GBP Hedge) Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 3, 2012.

(eee)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*       International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 8, 2012.

(fff)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*       International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 8, 2012.

(ggg)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*       World ex U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 8, 2012.

(hhh)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd.re: the:

*       World ex U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 150/151 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 8, 2012.

(iii)	Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the: * International Large Cap Growth Portfolio Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: November 27, 2012.

(jjj)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd.re: the:

*       International Large Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 27, 2012.

(kkk)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*       International Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 27, 2012.

(lll)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd.re: the:

*       International Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 27, 2012.

(mmm)

Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors, Ltd. re: the:

*       World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 14, 2012.

(nnn)

Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia, Ltd. re: the:

*       World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 14, 2012.

(e)	Underwriting Contracts.

(1)

Form of Amended and Restated Distribution Agreement between the Registrant and DFA Securities LLC.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(f)	Bonus or Profit Sharing Plans. Not Applicable.

(g)	Custodian Agreements.
(1)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National

Bank) dated June 19, 1989 re: the:

*       Enhanced U.S. Large Company Portfolio;

*       DFA Two-Year Corporate Fixed Income Portfolio; and

*       DFA Two-Year Government Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 48/49 to Registration Statement

of the Registrant on form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 20, 1998.

(2)	Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident National Bank) re: the:

*       U.S. 9-10 Small Company Portfolio;

*       U.S. Large Company Portfolio;

*       DFA One-Year Fixed Income Portfolio;

*       DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA Intermediate Government Bond Portfolio; and

*       DFA Five-Year Government Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 114/115 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 27, 2009.

(a)

Addendum Number Two re: the addition of:

*       Tax-Managed U.S. 5-10 Portfolio

*       Tax-Managed U.S. 6-10 Small Company Portfolio

*       Tax-Managed International Value Portfolio

*       Tax-Managed U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(b)

Addendum Number Two re: the addition of:

*       Tax-Managed U.S. Marketwide Value Portfolio X;

*       Tax-Managed U.S. 5-10 Value Portfolio X;

*       Tax-Managed U.S. 6-10 Small Company Portfolio X; and

*       Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 29, 2004.

(c) Addendum Number Three re: the addition of: * LD U.S. Large Company Portfolio; * HD U.S. Large Company Portfolio; * LD U.S. Marketwide Value Portfolio; and * HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to: Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: March 29, 2004.

(d)

Addendum Number Four re: the reflection of the following name change:

*       RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 26, 2001.

(e)

Addendum Number Five re: the reflection of the following name changes:

*       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio;

*       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio;

*       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio;

*       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio;

*       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio; and

*       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

and reflecting the removal of

*       Tax-Managed U.S. Marketwide Value Portfolio X;

*       Tax-Managed U.S. 5-10 Value Portfolio X;

*       Tax-Managed U.S. 6-10 Small Company Portfolio X; and

*       Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 29, 2004.

(f)

Addendum Number Six re: the addition of the:

*       Tax-Managed U.S. Marketwide Portfolio

and the reflection of the following name changes:

*       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio and

*       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 7, 2001.

(g)

Addendum Number Seven re: the reflection of the following name change:

*       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 30, 2002.

(h)

Addendum Number Eight re: the addition of the:

*       DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on

Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: July 30, 2002.

(i)

Form of Addendum Number Nine re: the addition of the:

*       Emerging Markets Core Equity Portfolio

and the reflection of the following name change:

*       AAM/DFA International High Book to Market Portfolio to LWAS/DFA

International High Book to Market Portfolio

and the reflection of the removal of:

*       LD U.S. Marketwide Portfolio;

*       HD U.S. Marketwide Portfolio;

*       LD U.S. Marketwide Value Portfolio; and

*       HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 30, 2005.

(j)

Addendum Number Ten re: the addition of the:

*       U.S. Core Equity 1 Portfolio;

*       U.S. Core Equity 2 Portfolio;

*       U.S. Vector Equity Portfolio; and

*       International Core Equity Portfolio

and the reflection of the following name change:

*       The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 2005.

(k)

Addendum Number Eleven re: the addition of the:

*       DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(l)

Addendum Number Twelve re: the addition of the:

*       DFA California Short-Term Municipal Bond Portfolio and

*       T.A. U.S. Core Equity 2 Portfolio

and the reflection of the following name change:

*       Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(m)	Addendum Number Thirteen re: the addition of the: * U.S. Social Core Equity 2 Portfolio and * CSTG&E U.S. Social Core Equity 2 Portfolio Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: February 28, 2012.

(n)

Addendum Number Fourteen re: the addition of the:

*       U.S. Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(o)

Addendum Number Fifteen re: the addition of the:

*       DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(p)

Addendum Number Sixteen re: the removal of the:

*       U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(q)

Addendum Number Seventeen re: the addition of the:

*       DFA California Intermediate-Term Municipal Bond Portfolio and

*       DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(r)

Form of Addendum Number Eighteen re: the addition of the:

*       Dimensional Retirement Equity Fund II;

*       Dimensional Retirement Fixed Income Fund I; and

*       Dimensional Retirement Fixed Income Fund II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(3)	Custodial Services Agreement between the Registrant and Citibank, N.A. dated as of January 13, 1998.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 125/126 to the Registrant’s Registration

Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2011.

(a)	Amendment dated August 25, 1999 re: the addition of: * DFA Two-Year Global Fixed Income Portfolio;

* Tax-Managed DFA International Value Portfolio; and * Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to: Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: February 28, 2012.

(b)

Amendment dated May 9, 2001

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(c)

Amendment dated April 4, 2005 re: the addition of:

*       Emerging Markets Core Equity Portfolio

and the reflection of the removal of:

*       VA Global Bond Portfolio and

*       Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(d)

Amendment dated September 13, 2005 re: the addition of:

*       VA Global Bond Portfolio and

*       International Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(e)

Amendment dated August 7, 2006 re: the addition of:

*       Emerging Markets Social core Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(f)

Amendment dated December 6, 2006 re: the addition of:

*       DFA International Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(g)

Amendment dated July 23, 2007 re: the addition of:

*       CSTG&E International Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(h)

Amendment dated December 31, 2007 re: the addition of:

*       DFA Selectively Hedged Global Fixed Income Portfolio and

*       International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(i)

Amendment dated February 26, 2008 re: the addition of:

*       T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(j)

Amendment dated June 23, 2008 re: the addition of:

*       DFA International Value ex Tobacco Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(k)

Amendment dated July 23, 2008 re: the addition of:

*       International Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(l)

Amendment dated February 10, 2009 re: the addition of:

*       DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(m)

Amendment dated February 28, 2009 re: the addition of:

*       Enhanced U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(n)

Amendment dated October 23, 2009 re: the addition of:

*       DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(o)

Amendment dated July 19, 2010 re: the addition of:

*       DFA Intermediate-Term Extended Quality Portfolio and

*       World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(p)

Form of Amendment re: the addition of:

*       Dimensional Retirement Fixed Income Fund II

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(q)

Form of Amendment re: the addition of:

*       DFA World ex U.S. Government Fixed Income Portfolio and

*       Selectively Hedged Global Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(h)	Other Material Contracts.
(1)	Transfer Agency Agreement.

Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident Financial Processing Corporation) dated June 19, 1989.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 48/49 to the Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 20, 1998.

(a)

Addendum Number One

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(b)

Addendum Number Two re: the addition of:

*       Tax-Managed U.S. Marketwide Value Portfolio X;

*       Tax-Managed U.S. 5-10 Value Portfolio X;

*       Tax-Managed U.S. 6-10 Small Company Portfolio X; and

*       Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 29, 2004.

	(c)	Addendum Number Three re: the addition of: * LD U.S. Large Company Portfolio; * HD U.S. Large Company Portfolio; * LD U.S. Marketwide Value Portfolio; and

*       HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 29, 2004.

(d)

Addendum Number Four re: the reflection of the following name change:

*       RWB/DFA International High Book to Market Portfolio to the AAM/DFA

International High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 26, 2001.

(e)

Addendum Number Five re: the reflection of the following name changes:

*       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio;

*       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio;

*       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio;

*       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio;

*       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small

Cap  Portfolio; and

*       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value

Portfolio

and the reflection of the removal of

*       Tax-Managed U.S. Marketwide Value Portfolio X;

*       Tax-Managed U.S. 5-10 Value Portfolio X;

*       Tax-Managed U.S. 6-10 Small Company Portfolio X; and

*       Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 29, 2004.

(f)

Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 7, 2001.

(g)

Addendum Number Seven re: the addition of the:

*       Tax-Managed U.S. Marketwide Portfolio

and the reflection of the following name changes:

*       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio and

*       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change: * Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: July 30, 2002.

(i)

Addendum Number Nine re: the addition of the:

*       DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 30, 2002.

(j)

Addendum Number Ten re: the establishment of procedures for the provision of pricing information to Fidelity Management Trust Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(k)

Addendum Number Eleven re: the addition of the:

*       Emerging Markets Core Equity Portfolio

the reflection of the name change of:

*       AAM/DFA International High Book to Market Portfolio to LWAS/DFA

International High Book to Market Portfolio

and the reflection of the removal of

*       LD U.S. Marketwide Portfolio;

*       HD U.S. Marketwide Portfolio;

*       LD U.S. Marketwide Value Portfolio; and

*       HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 75/76 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 30, 2005.

(l)

Addendum Number Twelve re: the addition of the:

*       U.S. Core Equity 1 Portfolio;

*       U.S. Core Equity 2 Portfolio;

*       U.S. Vector Equity Portfolio; and

*       International Core Equity Portfolio

and the reflection of the name change:

*       The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 77/78 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 13, 2005.

(m)

Addendum Number Thirteen

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(n)

Form of Addendum Number Fourteen re: the addition of the:

*       Emerging Markets Social Core Equity Portfolio and

*       DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 82/83 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: August 4, 2006.

(o)

Addendum Number Fifteen re: the addition of the:

*       DFA International Real Estate Securities Portfolio

and the reflection of the following name change:

*       U.S. Small XM Value Portfolio to the U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(p)

Addendum Number Sixteen re: the addition of the:

*       DFA California Short-Term Municipal Bond Portfolio and

*       T.A. U.S. Core Equity 2 Portfolio

and the reflection of the following name change:

*       Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(q)

Addendum Number Seventeen re: the addition of the:

*       U.S. Social Core Equity 2 Portfolio;

*       CSTG&E U.S. Social Core Equity 2 Portfolio; and

*       CSTG&E International Social Core Equity Portfolio

and the reflection of the following name change:

*       Emerging Markets Social Core Portfolio to the Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(r)

Addendum Number Eighteen re: the addition of the:

*       DFA Selectively Hedged Global Fixed Income Portfolio;

*       U.S. Sustainability Core 1 Portfolio; and

*       International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(s)

Addendum Number Nineteen re: the addition of the:

*       T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: February 28, 2012.

(t)

Addendum Number Twenty re: the addition of the:

*       DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(u)

Addendum Number Twenty-One re: the addition of the:

*       DFA International Value ex Tobacco Portfolio

and the reflection of the following name changes:

*       VA Small Value Portfolio to the VA U.S. Targeted Value Portfolio and

*       VA Large Value Portfolio to the VA U.S. Large Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(v)

Addendum Number Twenty-Two re: the addition of the:

*       International Vector Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(w)

Addendum Number Twenty-Three re: the addition of the:

*       DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(x)

Addendum Number Twenty-Four re: the removal of the:

*       U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(y)

Addendum Number Twenty-Five re: the addition of the:

*       DFA Intermediate-Term Extended Quality Portfolio and

*       World ex U.S. Value Portfolio;

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(z)	Addendum Number Twenty-Six re: the addition of the: * DFA Commodity Strategy Portfolio

Incorporated herein by reference to: Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: February 28, 2012.

(aa)

Addendum Number Twenty-Seven re: the addition of the:

*       DFA California Intermediate-Term Municipal Bond Portfolio and

*       DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(bb)

Form of Addendum Number Twenty-Eight re: the addition of the:

*       Dimensional Retirement Equity Fund II;

*       Dimensional Retirement Fixed Income Fund I;

*       Dimensional Retirement Fixed Income Fund II; and

*       Dimensional Retirement Fixed Income Fund III

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(cc)

Form of Addendum Number Twenty-Nine

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(dd)

Form of Addendum Number Thirty re: the addition of:

*       DFA World ex U.S. Government Fixed Income Portfolio and

*       Selectively Hedged Global Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(2)	Administration and Accounting Agreement

Administration and Accounting Services Agreement between the Registrant and Provident

Financial Processing Corporation (“PFPC”) dated June 19, 1989.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 48/49 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 20, 1998.

(a) *

Addendum Number One re: the addition of

Tax-Managed U.S. 5-10 Value Portfolio;

*       Tax-Managed U.S. 6-10 Small Company Portfolio;

*       Tax-Managed DFA International Value Portfolio; and

*       Tax-Managed U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258. Filing Date: January 22, 1999.

(b)

Addendum Number Two re: the addition of:

*       Tax-Managed U.S. Marketwide Value Portfolio X;

*       Tax-Managed U.S. 5-10 Value Portfolio X;

*       Tax-Managed U.S. 6-10 Small Company Portfolio X; and

*       Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 29, 2004.

(c)

Addendum Number Three re: the addition of:

*       LD U.S. Large Company Portfolio;

*       HD U.S. Large Company Portfolio;

*       LD U.S. Marketwide Value Portfolio; and

*       HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 29, 2004.

(d)

Addendum Number Four re: the reflection of the following name change:

*       RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 26, 2001.

(e)

Addendum Number Five re: the reflection of the following name changes:

*       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio;

*       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio;

*       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio;

*       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio;

*       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap Portfolio; and

*       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value Portfolio

and the reflection of the removal of

*       Tax-Managed U.S. Marketwide Value Portfolio X;

*       Tax-Managed U.S. 5-10 Value Portfolio X;

*       Tax-Managed U.S. 6-10 Small Company Portfolio X; and

*       Tax-Managed DFA International Value Portfolio X

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 29, 2004.

(f)

Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on

Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: September 7, 2001.

(i)

Amendment to Addendum Number Six re: revised procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company, Inc.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(g)	Addendum Number Seven re: the addition of the:

*       Tax-Managed U.S. Marketwide Portfolio

and the reflection of the following name changes:

*       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio and

*       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 63/64 to the Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: September 7, 2001.

(h)	Addendum Number Eight re: the reflection of the following name change:

*       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 30, 2002.

(i)	Addendum Number Nine re: the addition of the:

*       DFA Short-Term Municipal Bond Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 66/67 to the Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 30, 2002.

(j)	Addendum Number Ten re: the establishment of procedures for the provision of pricing information to Fidelity Management Trust Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(k)	Addendum Number Fourteen re: the use of pricing adjustment information for foreign equity securities provided by a third-party pricing vendor

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(l)	Addendum Number Fifteen re: the establishment of procedures for the provision of pricing information to Putnam Fiduciary Trust Company and The Vanguard Group Inc.

Incorporated herein by reference to: Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: February 28, 2012.

(m)

Addendum Number Sixteen re: the addition of the:

*       Emerging Markets Core Equity Portfolio

And the reflection of the name change of:

*       AAM/DFA International High Book to Market Portfolio to LWAS/DFA

International High Book to Market Portfolio

and reflecting the removal of

*       LD U.S. Marketwide Portfolio;

*       HD U.S. Marketwide Portfolio;

*       LD U.S. Marketwide Value Portfolio; and

*       HD U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(n)

Addendum Number Seventeen re: the addition of the:

*       U.S. Core Equity 1 Portfolio;

*       U.S. Core Equity 2 Portfolio;

*       U.S. Vector Equity Portfolio; and

*       International Core Equity Portfolio

and the reflection of the following name change:

*       The Pacific Rim Small Company Portfolio to the Asia Pacific Small Company Portfolio

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

Incorporated herein by reference to:

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(o)

Addendum Number Eighteen re: the amendment to the establishment of procedures for the provision of pricing information to The Vanguard Group Inc.

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

Incorporated herein by reference to:

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(p)

Addendum Number Nineteen re: the addition of the:

*       Emerging Markets Social Core Equity Portfolio and

*       DFA Inflation-Protected Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(q)

Addendum Number Twenty re: the addition of the:

*       DFA International Real Estate Securities Portfolio

and the reflection of the following name change:

*       U.S. Small XM Value Portfolio to the U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: February 28, 2012.

(r)

Addendum Number Twenty-One re: the addition of the:

*       DFA California Short-Term Municipal Bond Portfolio and

*       T.A. U.S. Core Equity 2 Portfolio

and the reflection of the following name change:

*       Tax-Managed U.S. Small Cap Value Portfolio to the Tax-Managed U.S. Targeted

Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(s)

Addendum Number Twenty-Two re: the addition of the:

*       U.S. Social Core Equity 2 Portfolio;

*       CSTG&E U.S. Social Core Equity 2 Portfolio; and

*       CSTG&E International Social Core Equity Portfolio

and the reflection of the following name change:

*       Emerging Markets Social Core Portfolio to the Emerging Markets Social Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(t)

Addendum Number Twenty-Three re: the addition of the:

*       DFA Selectively Hedged Global Fixed Income Portfolio;

*       U.S. Sustainability Core 1 Portfolio; and

*       International Sustainability Core 1 Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(u)

Addendum Number Twenty-Four re: the addition of the:

*       T.A. World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(v)

Addendum Number Twenty-Five re: the addition of the:

*       DFA Global Real Estate Securities Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(w)	Addendum Number Twenty-Six re: the addition of the: * DFA International Value ex Tobacco Portfolio

and the reflection of the following name changes:

*       VA Small Value Portfolio to the VA U.S. Targeted Value Portfolio and

*       VA Large Value Portfolio to the VA U.S. Large Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(x)

Addendum Number Twenty-Seven re: the addition of the:

*       International Vector Equity Portfolio

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

Incorporated herein by reference to:

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(y)

Addendum Number Twenty-Eight re: the addition of the:

*       DFA Short-Term Extended Quality Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(z)

Addendum Number Twenty-Nine re: revised procedures for the provision of pricing information to Mercer HR Services, LLC (formerly Putnam Fiduciary Trust Company)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(aa)

Addendum Number Thirty re: the removal of the:

*       U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(bb)

Addendum Number Thirty-One re: re: the addition of the:

*       DFA Intermediate-Term Extended Quality Portfolio and

*       World ex U.S. Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(cc)

Addendum Number Thirty-Two re: re: the addition of the:

*       DFA Commodity strategy Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(dd)

Addendum Number Thirty-Three re: re: the addition of the:

*       DFA California Intermediate-Term Municipal Bond Portfolio and

*       DFA Investment Grade Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(ee)

Addendum Number Thirty-Four re: re: the addition of the:

*       Dimensional Retirement Equity Fund II;

*       Dimensional Retirement Fixed Income Fund I;

*       Dimensional Retirement Fixed Income Fund II; and

*       Dimensional Retirement Fixed Income Fund III

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(ff)

Addendum Number Thirty-Five re: re: the addition of the:

*       DFA World ex U.S. Government Fixed Income Portfolio;

*       Selectively Hedged Global Equity Portfolio;

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(3)	Financial Statement Typesetting Services Agreement to Administration and Accounting Services Agreement dated October 20, 2009.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(4)	Administration Agreements. Administration Agreements between the Registrant and DFA.
(a)

Dated January 6, 1993 re: the

*       DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income Shares)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(b)

Dated August 8, 1996 re: the:

*       Japanese Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on

Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

	(c)	Dated August 8, 1996 re: the * United Kingdom Small Company Portfolio

Incorporated herein by reference to: Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A. File Nos.: 2-73948 and 811-3258. Filing Date: January 22, 1999.

(d)

Dated August 8, 1996 re: the

*       Continental Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(e)

Dated August 8, 1996 re: the

*       Asia Pacific Rim Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(1)    Addendum Number One re: the reflection of the following name change:

*       Pacific Rim Small Company Portfolio to Asia Pacific Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 78/79 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 30, 2006.

(f)

Dated January 6, 1993 re: the

*       U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(1)    Addendum Number One re: the reflection of the following name change:

*       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 29, 2004.

(g)

Dated January 6, 1993 re: the:

*       U.S. Large Cap Value Portfolio (formerly the U.S. Large Cap High Book-to-Market Portfolio)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(h)	Dated January 6, 1993 re: the: * U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(1)    Addendum Number One re: the reflection of the following name change:

*      U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to Market Portfolio) to U.S. Small Cap Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 29, 2004.

(i)

Dated February 8, 1996 re: the

*      RWB/DFA International High Book to Market Portfolio (formerly DFA International High Book to Market Portfolio; formerly the Reinhardt Werba Bowen International Large Stock Portfolio)

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(1)    Addendum Number One re: the reflection of the following name change:

*      RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 59/60 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 26, 2001.

(j)

Dated March 30, 1994 re:

*      Emerging Markets Portfolios

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(k)

Dated February 8, 1996 re: the:

*       Enhanced U.S. Large Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(l)

Dated February 8, 1996 re: the

*       DFA Two-Year Global Fixed Income Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(m)

Dated August 8, 1996 re: the:

*       International Small Company Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 70/71 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 29, 2004.

(n)

Dated December 19, 1996 re: the:

*       Emerging Markets Small Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(o)

Dated November 30, 1997 re: the:

*       U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(1)    Form of Addendum Number One re: the reflection of the following name change:

*       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 60/61 to the

Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 23, 2001.

(p)

Form of Amended and Restated dated October 5, 1999 re: the:

*       U.S. Targeted Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 88/89 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: March 30, 2007.

(q)

Dated November 30, 1997 re: the:

*       Emerging Markets Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(r)

Dated December 8, 1998 re: the:

*       Tax-Managed U.S. Marketwide Value Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 50/51 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 22, 1999.

(s)	Form of Dated August 1, 2001 re: the: * Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 61/62 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 18, 2001.

(1)    Addendum Number One re: the reflection of the following name change:

*       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 66/67 to the

Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: July 30, 2002.

(5)	Other.
(a)

Form of Marketing Agreement dated June 29, 1994 between DFA and National Home Life

Assurance Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: June 19, 1995.

(b)

Participation Agreement between DFA Investment Dimensions Group, Inc., DFA, DFA Securities, Inc. and National Home Life Assurance Company.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 33/34 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: June 19, 1995.

(c)

Form of Client Service Agent Agreement re: the:

*      RWB/DFA International High Book to Market Portfolio (formerly the DFA International High Book to Market Portfolio and Reinhardt Werba Bowen International Large Stock Portfolio).

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 37/38 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 22, 1995.

(1)    Addendum Number One re: the reflection of the following name change:

*      RWB/DFA International High Book to Market Portfolio to the AAM/DFA International High Book to Market Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 59/60 to the Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: January 26, 2001.

(d)

Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: various portfolios of the Registrant

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(e)

Form of Amended and Restated Fee Waiver and/or Expense Assumption Agreement between the Registrant and DFA re: Class R shares

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(f)

Form of Amended and Restated Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

*       Dimensional Retirement Fixed Income Fund I;

*       Dimensional Retirement Fixed Income Fund II;

*       Dimensional Retirement Equity Fund II; and

*       Dimensional Retirement Fixed Income Fund III

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(g)

Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

*       Global Fixed Income (GBP Hedge) Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 147/148 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 3, 2012.

(h)

Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

*       U.S. Large Cap Growth Portfolio;

*       U.S. Small Cap Growth Portfolio;

*       International Large Cap Growth Portfolio; and

*       International Small Cap Growth Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 154/155 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: November 27, 2012.

(i)

Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re:

*       World ex U.S. Core Equity Portfolio

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 155/156 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 14, 2012.

	(j)	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA re: * DFA VA Global Moderate Allocation Portfolio ELECTRONICALLY FILED HEREWITH AS EXHIBIT NO. EX-28.h.5.j.

(i)	Legal Opinion.

(1)	Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 145/146 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: February 28, 2012.

(j)	Other Opinions.

(1)	Consent of PricewaterhouseCoopers TO BE FILED BY AMENDMENT

(k)	Omitted Financial Statements. Not Applicable.

(l)	Initial Capital Agreements. Subscription Agreement under Section 14(a)(3) of the Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

(m)	Rule 12b-1 Plans.

(1)	Form of Distribution Plan between the Registrant and DFA Securities LLC.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration

Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(2)	Form of Selected Dealer Agreement.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration

Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(n)	Plans pursuant to Rule 18f-3.

(1)	Form of Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration

Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

(o)	Powers-of-Attorney.

(1)	On behalf of the Registrant, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 30, 2010.

(2)	On behalf of The DFA Investment Trust Company, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 30, 2010.

(3)	On behalf of Dimensional Emerging Markets Value Fund, Power-of-Attorney dated as of December 17, 2010, appointing David G. Booth, David R. Martin, Catherine L. Newell, Valerie A. Brown, Jeff J. Jeon and Carolyn L. O as attorneys-in-fact to David G. Booth, George M. Constantinides, John P. Gould, Roger G. Ibbotson, Edward P. Lazear, David R. Martin, Eduardo A. Repetto, Myron S. Scholes and Abbie J. Smith.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 124/125 to Registrant’s Registration Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: December 30, 2010.

(p)	Codes of Ethics.

(1)	Code of Ethics of Registrant, Adviser, Sub-Advisers and Underwriter.

Incorporated herein by reference to:

Filing: Post-Effective Amendment No. 127/128 to Registrant’s Registration

Statement on Form N-1A.

File Nos.: 2-73948 and 811-3258.

Filing Date: May 11, 2011.

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND. None.

ITEM 30.	INDEMNIFICATION.
Reference is made to Section 1 of Article IX of the Registrant’s Amended and Restated By-Laws, which provide for indemnification, as set forth below.

With respect to the indemnification of the Officers and Directors of the Corporation:

(a)	The Corporation shall indemnify each Officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

(b)	The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such Officer or Director is a party by reason of service in such capacity.

(c)	The Corporation, in the manner and to the extent provided by applicable law, shall advance to each Officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

(a)	Dimensional Fund Advisors LP, with a principal place of business located at 6300 Bee Cave Road, Building One, Austin TX 78746, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see “Management of the Fund” in PART A and “Directors and Officers” in PART B of this Registration Statement.

Additional information as to the Advisor and the partners and executive officers of the Advisor is included in the Advisor’s Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the executive officers and partners of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and partners during the past two years.

(b)	The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA Short-Term Extended Quality Portfolio, DFA International Value ex Tobacco Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Tax-Managed DFA International Value Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund I, Dimensional Retirement Fixed Income Fund II, Dimensional Retirement Fixed Income Fund III, Selectively Hedged Global Equity Portfolio, DFA ex U.S. Government Fixed Income Portfolio, Global Fixed Income (GBP Hedge) Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, each a series of the Registrant, is Dimensional Fund Advisors Ltd. (“DFAL”). DFAL has its principal place of business is 20 Triton Street, Regent’s Place, London, NW13BF, United Kingdom. Additional information as to the DFAL and the directors and officers of DFAL is included in the DFAL’s Form ADV filed with the Commission (File No. 801-40136), which is incorporated herein by reference and sets forth the officers and directors of DFAL and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

(c)

The Sub-Advisor for the VA International Small Portfolio, International Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, DFA International Real Estate Securities Portfolio, CSTG&E International Social Core Equity Portfolio, International Sustainability Core 1 Portfolio, T.A. World ex U.S. Core Equity Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Global Real Estate Securities Portfolio, International Vector Equity Portfolio, DFA International Value ex Tobacco Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Tax-Managed DFA International Value Portfolio, Emerging Markets Core Equity Portfolio, World ex U.S. Value Portfolio, DFA Commodity Strategy Portfolio, DFA Investment Grade Portfolio, Dimensional Retirement Equity Fund II, Dimensional Retirement Fixed Income Fund I, Dimensional Retirement Fixed Income Fund II, Dimensional Retirement Fixed Income Fund III, Selectively Hedged Global Equity Portfolio, DFA ex U.S. Government Fixed Income Portfolio, Global Fixed Income (GBP Hedge) Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, World ex U.S. Core Equity Portfolio, each a series of the Registrant, is DFA Australia Limited (“DFA Australia”). DFA has its principal placed of business is Level 43 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia. Additional information as to DFA Australia and the directors and officers of DFA Australia is included in DFA Australia’s Form ADV filed with the Commission (File No. 801-

48036), which is incorporated herein by reference and sets forth the officers and directors of DFA Australia and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

ITEM 32.	PRINCIPAL UNDERWRITERS.

(a)	DFA Securities LLC, (“DFAS”) is the principal underwriter for the Registrant. DFAS also serves as principal underwriter for The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund and Dimensional Investment Group Inc.

(b)	The following table sets forth information as to the Distributor’s Directors, Officers, Partners and Control Persons. The address of each officer is 6300 Bee Cave Road, Austin, Texas 78746:

Name and Principal Business Address	Positions and Offices with Underwriter	Positions and Offices with Fund
April A. Aandal	Vice President	Vice President and Chief Learning Officer
Robyn G. Alcorta	Vice President	Vice President
Darryl D. Avery	Vice President	Vice President
Arthur H. Barlow	Vice President	Vice President
John T. Blood	Vice President	Vice President
Scott A. Bosworth	Vice President	Vice President
Valerie A. Brown	Vice President and Assistant Secretary	Vice President and Assistant Secretary
David P. Butler	Vice President	Vice President
Douglas M. Byrkit	Vice President	Vice President
James G. Charles	Vice President	Vice President
Joseph H. Chi	Vice President	Vice President
Stephen A. Clark	Vice President	Vice President
Jeffrey D. Cornell	Vice President	Vice President
Robert P. Cornell	Vice President	Vice President
George H. Crane	Vice President	Vice President
Christopher S. Crossan	Vice President and Chief Compliance Officer	Vice President and Chief Compliance Officer
James L. Davis	Vice President	Vice President
Robert T. Deere	Vice President	Vice President
Peter F. Dillard	Vice President	Vice President
Robert W. Dintzner	Vice President	Vice President
Richard A. Eustice	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Gretchen A. Flicker	Vice President	Vice President
Jed S. Fogdall	Vice President	Vice President
Jeremy P. Freeman	Vice President	Vice President
Mark R. Gochnour	Vice President	Vice President
Tom M. Goodrum	Vice President	Vice President
Henry F. Gray	Vice President	Vice President
John T. Gray	Vice President	Vice President
Christian Gunther	Vice President	Vice President
Joel H. Hefner	Vice President	Vice President
Julie C. Henderson	Vice President and Fund Controller	Vice President and Fund Controller
Kevin B. Hight	Vice President	Vice President
Christine W. Ho	Vice President	Vice President
Michael C. Horvath	Vice President	Vice President
Jeff J. Jeon	Vice President	Vice President
Stephen W. Jones	Vice President	Vice President
Patrick M. Keating	Vice President	Vice President
Glenn E. Kemp	Vice President	Vice President
David M. Kershner	Vice President	Vice President
Timothy R. Kohn	Vice President	Vice President
Joseph F. Kolerich	Vice President	Vice President

Stephen W. Kurad	Vice President	Vice President
Michael F. Lane	Vice President	Vice President
Francis R. Lao	Vice President	Vice President
Juliet H. Lee	Vice President	Vice President
Marlena I. Lee	Vice President	Vice President
Apollo D. Lupescu	Vice President	Vice President
Kenneth M. Manell	Vice President	Vice President
Aaron M. Marcus	Vice President	Vice President
David R. Martin	Vice President, Chief Financial Officer and Treasurer	Vice President, Chief Financial Officer and Treasurer
Catherine L. Newell	Vice President and Secretary	Vice President and Secretary
Christian Newton	Vice President	Vice President
Pamela B. Noble	Vice President	Vice President
Carolyn L. O	Vice President	Vice President
Gerard K. O’Reilly	Vice President	Vice President
Daniel C. Ong	Vice President	Vice President
Kyle K. Ozaki	Vice President	Vice President
David A. Plecha	Vice President	Vice President
Allen Pu	Vice President	Vice President
Theodore W. Randall	Vice President	Vice President
Savina B. Rizova	Vice President	Vice President
L. Jacobo Rodriguez	Vice President	Vice President
Julie A. Saft	Vice President	Vice President
David E. Schneider	Vice President	Vice President
Walid A. Shinnawi	Vice President	Vice President
Bruce A. Simmons	Vice President	Vice President
Ted R. Simpson	Vice President	Vice President
Bryce D. Skaff	Vice President	Vice President
Andrew D. Smith	Vice President	Vice President
Grady M. Smith	Vice President	Vice President
Carl G. Snyder	Vice President	Vice President
Lawrence R. Spieth	Vice President	Vice President
Bradley G. Steiman	Vice President	Vice President
Seyun Alice Tomasovic	Vice President	Vice President
John H. Totten	Vice President	Vice President
Robert C. Trotter	Vice President	Vice President
Karen E. Umland	Vice President	Vice President
Brian J. Walsh	Vice President	Vice President
Weston J. Wellington	Vice President	Vice President
Ryan J. Wiley	Vice President	Vice President
Paul E. Wise	Vice President	Vice President
Faith A. Yando	Vice President	Vice President
Joseph L. Young	Vice President	Vice President
David G. Booth	Chairman, Director, President and Chief Executive Officer	Chairman, Director, President and Chief Officer
Kenneth R. French	Director	Not Applicable
John A. McQuown	Director	Not Applicable
Eduardo A. Repetto	Vice President and Chief Investment Officer	Director, Vice President and Chief Investment Officer
Dimensional Fund Advisors LP	Shareholder	Not Applicable

(c)	Not applicable.

ITEM 33.	LOCATION OF ACCOUNTS AND RECORDS.

The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

Name	Address
DFA Investment Dimensions Group Inc.	6300 Bee Cave Road, Building One Austin, TX 78746

BNY Mellon Investment Servicing	301 Bellevue Parkway, Wilmington, DE 19809

ITEM 34.	MANAGEMENT SERVICES.

None.

ITEM 35.	UNDERTAKINGS.

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment Nos. 157/158 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Austin, the State of Texas, as of this 23rd day of January, 2013.

DFA INVESTMENT DIMENSIONS GROUP INC. (Registrant)
By:	/s/ David G. Booth *
David G. Booth, President
(Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment Nos. 157/158 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/David G. Booth* David G. Booth	President, Director, Chairman and Co-Chief Executive Officer	January 23, 2013

/s/Eduardo A. Repetto* Eduardo A. Repetto	Director, Co-Chief Executive Officer and Chief Investment Officer	January 23, 2013

/s/David R. Martin* David R. Martin	Chief Financial Officer, Treasurer and Vice President	January 23, 2013

/s/George M. Constantinides* George M. Constantinides	Director	January 23, 2013

/s/John P. Gould* John P. Gould	Director	January 23, 2013

/s/Roger G. Ibbotson* Roger G. Ibbotson	Director	January 23, 2013

/s/Edward P. Lazear* Edward P. Lazear	Director	January 23, 2013

/s/Myron S. Scholes* Myron S. Scholes	Director	January 23, 2013

/s/Abbie J. Smith* Abbie J. Smith	Director	January 23, 2013

* By:	/s/Carolyn L. O
Carolyn L. O
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST

Exhibit No.	Description
28.a.18	Articles Supplementary
28.h.5.j	Form of Fee Waiver and Expense Assumption Agreement between the Registrant and DFA for DFA VA Global Moderate Allocation Portfolio